Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	Ku6 Media Co., Ltd
Entity Central Index Key	0001294435
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	4,732,446,560

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 13,070,987	$ 26,750,427
Restricted cash	0	3,600,000
Accounts receivable, net of allowance for doubtful accounts	67,086	777,393
Accounts receivable due from related parties	4,399,037	2,740,179
Prepaid expenses and other current assets	523,381	884,344
Other receivables due from related parties	6,096,783	19,539,269
Total current assets	24,157,274	54,291,612
Property and equipment, net	2,918,112	3,592,745
Acquired intangible assets, net	22,552,124	24,111,111
Investment in affiliates	0	255,281
Goodwill	6,232,770	6,232,770
Deposits and other non-current assets	309,882	306,741
Total assets	56,170,162	88,790,260
Liabilities and shareholders' equity
Short-term borrowings	0	3,177,680
Accounts payable	4,644,576	6,364,763
Accrued expenses and other current liabilities	9,353,484	10,016,650
Other payables due to related parties	3,779,497	13,552,080
Total current liabilities	17,777,557	33,111,173
Non-current deferred tax liabilities	4,826,059	4,826,059
Total liabilities	22,603,616	37,937,232
Commitments and contingencies
Equity:
Ordinary shares ($0.00005 par value;12,000,000,000 shares authorized; 5,019,786,036 and 4,732,446,560 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	236,575	250,939
Additional paid-in capital	177,182,895	184,874,259
Accumulated deficit	(141,940,509)	(132,449,371)
Accumulated other comprehensive loss	(1,912,415)	(1,822,799)
Total Ku6 Media Co., Ltd. shareholders' equity	33,566,546	50,853,028
Non-controlling interests	0	0
Total equity	33,566,546	50,853,028
Total liabilities and equity	$ 56,170,162	$ 88,790,260

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	12,000,000,000	12,000,000,000
Ordinary shares, issued	4,732,446,560	5,019,786,036
Ordinary shares, outstanding	4,732,446,560	5,019,786,036

Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
Third Parties	$ 1,632,876	$ 11,145,833	$ 15,853,948
Related Parties	12,481,927	8,076,155	701,732
Total net revenues	14,114,803	19,221,988	16,555,680
Cost of revenues:
Third parties	(14,602,208)	(30,500,596)	(40,082,758)
Related parties	0	(379,465)	(376,302)
Total cost of revenues	(14,602,208)	(30,880,061)	(40,459,060)
Gross loss	(487,405)	(11,658,073)	(23,903,380)
Operating expenses:
Product development	(1,972,160)	(2,692,884)	0
Selling and marketing	(1,688,740)	(11,817,758)	(16,195,539)
General and administrative	(6,819,998)	(23,401,769)	(13,507,701)
Total operating expenses	(10,480,898)	(37,912,411)	(29,703,240)
Operating loss from continuing operations	(10,968,303)	(49,570,484)	(53,606,620)
Interest income:
Third parties	362,963	61,835	57,464
Related parties	256,753	108,019	0
Total interest income	619,716	169,854	57,464
Interest expenses:
Third parties	(170,493)	(430,477)	(31,134)
Related parties	(448,011)	(688,952)	0
Total interest expenses	(618,504)	(1,119,429)	(31,134)
Other income, net	1,728,538	1,294,135	3
Loss before income tax benefits from continuing operations	(9,238,553)	(49,225,924)	(53,580,287)
Income tax benefits	0	99,479	41,172
Equity in losses of affiliated company, net of tax	(252,585)	(263,313)	0
Loss from continuing operations, net of tax	(9,491,138)	(49,389,758)	(53,539,115)
Discontinued operations:
Loss from operations of discontinued operations, net of tax benefits of $25,584	0	0	(3,382,438)
Gain from disposal of discontinued operations, net of tax of nil	0	0	4,486,786
Income from discontinued operations, net of tax	0	0	1,104,348
Net loss	(9,491,138)	(49,389,758)	(52,434,767)
Less: Net loss attributable to the non-controlling interests from continuing operations	0	45,851	680,837
Less: Net loss attributable to the non-controlling interests from discontinued operations	0	0	243,666
Net loss attributable to Ku6 Media Co., Ltd.	(9,491,138)	(49,343,907)	(51,510,264)
Loss from continuing operations, net of tax, attributable to Ku6 Media Co., Ltd.	(9,491,138)	(49,343,907)	(52,858,278)
Income from discontinued operations, net of tax, attributable to Ku6 Media Co., Ltd.	0	0	1,348,014
Net loss attributable to Ku6 Media Co., Ltd	(9,491,138)	(49,343,907)	(51,510,264)
Net loss	(9,491,138)	(49,389,758)	(52,434,767)
Other comprehensive loss, net of tax:
Currency translation adjustments of subsidiaries	(89,616)	(624,595)	(809,654)
Comprehensive loss	(9,580,754)	(50,014,353)	(53,244,421)
Comprehensive loss attributable to non-controlling interests	0	49,390	921,701
Comprehensive loss attributable to Ku6 Media Co., Ltd.	$ (9,580,754)	$ (49,964,963)	$ (52,322,720)
Ordinary Shares [Member]
Loss per share-basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. common shareholders	$ 0	$ (0.01)	$ (0.02)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. common shareholders	$ 0	$ 0	$ 0
Net loss attributable to Ku6 Media Co., Ltd. common shareholders	$ 0	$ (0.01)	$ (0.02)
Weighted average shares used in per share calculation-basic and diluted	4,901,279,176	4,265,277,638	3,096,421,097
ADS (1 ADS0 Shares) [Member]
Loss per share-basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. common shareholders	$ (0.19)	$ (1.16)	$ (1.71)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. common shareholders	$ 0	$ 0	$ 0.04
Net loss attributable to Ku6 Media Co., Ltd. common shareholders	$ (0.19)	$ (1.16)	$ (1.67)
Weighted average shares used in per share calculation-basic and diluted	49,012,792	42,652,776	30,964,211

Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Income tax benefits, loss from operations of discontinued operations	$ 25,584
Income tax expenses, gain from disposal of discontinued operations	$ 0

Consolidated Statements of Changes in Equity (USD $)	Ordinary shares ($0.00005 par value) [Member]	Additional paid-in capital [Member]	Statutory reserves [Member]	Accumulated deficits [Member]	Accumulated other comprehensive income /(loss) [Member]	Total Ku6 Media Co., Ltd. shareholders' equity [Member]	Non-controlling interests [Member]	Total
Beginning balance (Ajusted [Member])	$ 109,959	$ 76,605,958	$ 1,791,324	$ (33,386,524)	$ 9,955,687	$ 55,076,404	$ 1,857,092	$ 56,933,496
Beginning balance, shares (Ajusted [Member])	2,200,194,040
Stock-based compensation expense	150	607,014	0	0	0	607,164	0	607,164
Stock-based compensation expense, shares	3,000,100
Exercise of stock options	22	20,328	0	0	0	20,350	0	20,350
Exercise of stock options, shares	450,000
Issuance of ordinary shares related to acquisitions of Ku6 Holding Limited	36,185	28,838,816	0	0	0	28,875,001	0	28,875,001
Issuance of ordinary shares related to acquisitions of Ku6 Holding Limited, shares	723,684,204
Disposal of Huayi Brothers Music Co., Ltd.	0	0	(74,246)	74,246	(221,315)	(221,315)	(209,736)	(431,051)
Contribution by Shanda related to Yisheng	0	663,570	0	0	0	663,570	0	663,570
Issuance of ordinary shares for Yisheng to Shanda	20,769	12,440,769	0	0	0	12,461,538	0	12,461,538
Issuance of ordinary shares for Yisheng to Shanda, shares	415,384,615
Deemed distribution to Shanda related to Yisheng	0	(12,461,538)	0	0	0	(12,461,538)	0	(12,461,538)
Purchase of additional equity interests of Yisheng from non-controlling shareholders	6,923	(520,181)	0	0	0	(513,258)	513,258	0
Purchase of additional equity interests of Yisheng from non-controlling shareholders, shares	138,461,539
Disposal of WVAS and recorded music businesses to Shanda	0	23,905,417	(1,717,078)	1,717,078	(10,344,330)	13,561,087	(1,464,169)	12,096,918
Currency translation adjustments of subsidiaries	0	0	0	0	(812,456)	(812,456)	2,802	(809,654)
Net Loss	0	0	0	(51,510,264)	0	(51,510,264)	(806,997)	(52,317,261)
Ending balance at Dec. 31, 2010	174,008	130,100,153	0	(83,105,464)	(1,422,414)	45,746,283	(107,750)	45,638,533
Ending balance, shares at Dec. 31, 2010	3,481,174,498
Issuance of ordinary shares to Shanda	76,924	49,923,076	0	0	0	50,000,000	0	50,000,000
Issuance of ordinary shares to Shanda, shares	1,538,461,538
Stock-based compensation expense	0	1,754,170	0	0	0	1,754,170	0	1,754,170
Stock-based compensation expense, shares	0
Exercise of stock options	7	3,743	0	0	0	3,750	0	3,750
Exercise of stock options, shares	150,000
Issuance of ordinary shares related to acquisitions of Ku6 Holding Limited								0
Issuance of ordinary shares for Yisheng to Shanda								0
Disposition of equity interests in Yisheng	0	1,373,190	0	0	220,671	1,593,861	157,140	1,751,001
Liabilities waived by Shanda	0	1,719,927	0	0	0	1,719,927	0	1,719,927
Currency translation adjustments of subsidiaries	0	0	0	0	(621,056)	(621,056)	(3,539)	(624,595)
Net Loss	0	0	0	(49,343,907)	0	(49,343,907)	(45,851)	(49,389,758)
Ending balance at Dec. 31, 2011	250,939	184,874,259	0	(132,449,371)	(1,822,799)	50,853,028	0	50,853,028
Ending balance, shares at Dec. 31, 2011	5,019,786,036							5,019,786,036
Share repurchase	(14,364)	(8,155,117)	0	0	0	(8,169,481)	0	(8,169,481)
Share repurchase, shares	(287,339,476)
Stock-based compensation expense	0	463,753	0	0	0	463,753	0	463,753
Stock-based compensation expense, shares	0
Issuance of ordinary shares related to acquisitions of Ku6 Holding Limited								0
Issuance of ordinary shares for Yisheng to Shanda								0
Currency translation adjustments of subsidiaries	0	0	0	0	(89,616)	(89,616)	0	(89,616)
Net Loss	0	0	0	(9,491,138)	0	(9,491,138)	0	(9,491,138)
Ending balance at Dec. 31, 2012	$ 236,575	$ 177,182,895	$ 0	$ (141,940,509)	$ (1,912,415)	$ 33,566,546	$ 0	$ 33,566,546
Ending balance, shares at Dec. 31, 2012	4,732,446,560							4,732,446,560

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net loss	$ (9,491,138)	$ (49,389,758)	$ (52,434,767)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	463,753	1,231,919	607,164
Share-based compensation cost in relation to disposition of Yisheng	0	522,251	0
Share-based compensation cost in relation to acquisition of Ku6 Holding Limited	0	0	1,284,766
Depreciation and amortization	3,500,748	5,197,444	5,266,212
Amortization and write-down of licensed video copyrights	0	3,721,696	15,751,814
Impairment for intangible assets	0	1,365,376	0
Bad debt provision (reversal)	(2,255,301)	3,459,826	1,474,568
Inventory provision	0	0	84,481
Exchange loss (gains)	(224,332)	292,296	(898,682)
Equity in losses of affiliated companies	252,585	263,313	0
Gain from disposal of subsidiary	0	0	(4,486,786)
Losses on disposal of property and equipment	27,719	2,977,098	196,969
Changes in assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	2,954,041	3,815,524	(8,678,575)
Prepaid expenses and other current assets	360,963	(1,519,380)	(796,237)
Amount due from related parties	(1,658,858)	(3,913,409)	(2,836,461)
Deposits and other non-current assets	0	(306,741)	(414)
Inventories	0	31,038	(94,101)
Deferred taxes	0	(99,479)	(72,985)
Accounts payable	(1,485,189)	(7,906,294)	8,753,566
Notes payable	0	0	(54,218)
Accrued expenses and other current liabilities	(663,166)	621,237	5,976,116
Amount due to related parties	132,037	461,247	1,408,305
Income tax payable	0	0	(20,633)
Net cash used in operating activities	(8,086,138)	(39,174,796)	(29,569,898)
Investing activities:
Decrease of short-term investments	0	0	10,000,000
Purchases of property and equipment	(1,277,455)	(2,362,785)	(6,586,819)
Proceeds from disposal of property and equipment	24,054	0	0
Payment for licensed video copyright	(236,360)	(5,529,949)	(15,046,257)
Proceeds (cash-out) from disposal of subsidiaries, net of cash disposed ($669,705, $111,597 and nil for the years ended December 31, 2010, 2011 and 2012, respectively)	0	(111,597)	4,376,048
Acquisition of subsidiaries, net of cash acquired ($329,743, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively)	0	0	329,743
Proceeds from disposal of wireless value-added service and recorded music businesses to Shanda, net of cash disposed ($24,948,577 for the year ended December 31, 2010)	0	0	12,295,323
Restricted cash for pledge of bank loans	3,600,000	(3,600,000)	0
Repayment of loans to related parties under common control of Shanda	14,000,000	0	0
Loan to related parties under common control of Shanda	(470,000)	(14,108,019)	(3,200,000)
Net cash provided by (used in) investing activities	15,640,239	(25,712,350)	2,168,038
Financing activities:
Proceeds from exercise of stock options	0	3,750	20,350
Proceeds from issuance of ordinary shares to Shanda	0	50,000,000	0
Proceeds from issuance of Convertible Bond to Shanda	0	50,000,000	0
Cash paid for redemption of Convertible Bond to Shanda	0	(50,000,000)	0
Repurchase of ordinary shares	(8,169,481)	0	0
Borrowings from bank	0	3,177,680	0
Repayment of loans from bank	(3,148,120)	0	0
Borrowings from related parties under common control by Shanda	0	13,335,896	4,596,001
Repayment of borrowings from related parties under common control of Shanda	(9,904,620)	(3,189,527)	0
Net cash provided by (used in) financing activities	(21,222,221)	63,327,799	4,616,351
Effect of exchange rate changes on cash and cash equivalents	(11,320)	1,014,955	336,394
Net decrease in cash and cash equivalents	(13,679,440)	(544,392)	(22,449,115)
Cash and cash equivalents, beginning of year	26,750,427	27,294,819	49,743,934
Cash and cash equivalents, end of year	13,070,987	26,750,427	27,294,819
Supplemental disclosure of cash flow information:
Loan interest paid	453,657	703,108	30,903
Income taxes paid	0	0	23,047
Supplemental disclosure of non-cash investing and financing activities:
Accounts payable related to purchase of property and equipment	3,195	0	2,045,032
Accounts payable related to licensed video copyright	0	1,108,057	2,946,304
Issuance of ordinary shares to Shanda for Yisheng	0	0	12,461,538
Purchase of additional equity interests of Yisheng from non-controlling shareholders	0	0	4,153,846
Issuance of ordinary shares related to acquisitions of Ku6 Holding Limited	$ 0	$ 0	$ 28,875,001

Consolidated Statements of Cash Flows (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Cash balance of subsidiaries disposed	$ 0	$ 111,597	$ 669,705
Cash balance of subsidiaries acquired	0	0	329,743
Cash balance of subsidiaries for segmentation disposed			$ 24,948,577

Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Organization and Principal Activities Disclosure

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Ku6 Media Co., Ltd. (the “Company”), formerly known as Hurray! Holding Co., Ltd., (“Hurray!”), a Cayman Islands corporation, originally provided wireless value-added services (“WVAS”) to mobile phone users delivered over the wireless networks of the three telecommunication operators in the People’s Republic of China (“PRC”) and also engaged in music production and distribution in the PRC and Taiwan through its consolidated subsidiaries, its variable interest entities (“VIEs”) and equity associate before August, 2010.  Following certain acquisition and disposition transactions and the 2010 Reorganization described below, the Company primarily provides online advertising services on its online video sharing platform, www.ku6.com, namely through its subsidiaries and VIEs in China (together with the Company, collectively referred to as the “Group”) further described within this note.

As of December 31, 2012, the Group’s ownership structure is summarized as follows.

Name of Major Subsidiaries, Variable Interest Entities and Affiliate	Date of incorporation	Percentage of ownership
Subsidiaries
Ku6 (Beijing) Technology Co., Ltd. (“Beijing Technology”)	March 5, 2007	100%
Wei Mo San Yi (Tianjin) Science and Technology Co., Ltd. (“Tianjin Technology”)	December 23, 2008	100%
Kusheng (Tianjin) Technology Co., Ltd. (“Kusheng”)	August 26, 2011	100%
Variable Interest Entities (“VIEs”)
Ku6 (Beijing) Information Technology Co., Ltd. (“Ku6 Beijing Information”)	April 20, 2006	N/a
Tianjin Ku6 Zheng Yuan Information Technology Co., Ltd. (“Tianjin Information”)	March 20, 2009	N/a
Tianjin Ku6 Network Communication Technology Co., Ltd. (“Ku6 Network”)	December14, 2011	N/a
Beijing Ku6 Culture Media Co., Ltd. (“Ku6 Culture”)	June 22, 2010	N/a
Affiliates
Shanghai Yisheng Network Technology Co., Ltd. (“Yisheng”)	November 22, 2007	20%

In July 2009, Shanda Interactive Entertainment Limited (“Shanda”), a leading interactive entertainment media company in China, and Shanda Music Group Limited (“Shanda Music”), a wholly owned subsidiary of Shanda, announced completion of a tender offer of $46.2 million for 1,155,045,300 ordinary shares, par value $0.00005 per ordinary share (“Shares”), of the Company (then known as Hurray!), including Shares represented by American Depositary Shares (“ADSs,” each representing 100 Shares) at a purchase price of $0.04 per Share (equivalent to $4.00 per ADS) in cash, without interest and subject to any applicable withholding taxes. Immediately after giving effect to the acquisition of Shares (including Shares represented by ADSs) in the tender offer, Shanda held approximately 51% of the Company’s total outstanding Shares calculated on a fully-diluted basis as of December 31, 2009.

In January 2010, the Company completed the acquisition of 100% of the equity interests of Ku6 Holding Limited (“Ku6 Holding”), a leading online video portal in China, pursuant to a share purchase agreement entered into by and among Hurray!, Ku6 Holding and the shareholders of Ku6 Holding dated as of November 26, 2009 by issuing an aggregate of 723,684,204 ordinary shares. After the closing of the acquisition of Ku6 Holding, Shanda’s equity interest in the Company was diluted to 41.97%.

In May 2010, the Company sold all of its 51% equity interest in Beijing Huayi Brothers Music Co., Ltd. including its wholly owned subsidiary of Beijing Huayi Brothers Music Broker Co., Ltd. (collectively referred to as “Huayi Music”) to Huayi Brothers Media Corporation. (“Huayi Media”) for aggregate consideration of RMB 34,450,000 (equivalent to $5,045,754).

In August 2010, the Company completed (1) the disposal of all of its subsidiaries and VIEs related to WVAS and recorded music businesses as well as the equity investment in an affiliated company to Shanda for $37,243,904 in cash and (2) acquisition of 75% of the equity interest of Yisheng, an online audio business, from Shanda in exchange for 415,384,615 newly issued ordinary shares (collectively the “2010 Reorganization”). In connection with the acquisition of 75% of the equity interests in Yisheng from Shanda, the Company issued 138,461,539 ordinary shares to acquire the remaining 25% of equity interests in Yisheng from the non-controlling shareholders in August 2010. The 2010 Reorganization was approved by a committee comprised of three independent directors after receiving a fairness opinion on the proposed transaction from its independent financial advisor. Following the 2010 Reorganization, the Company changed its name to Ku6 Media Co., Ltd. and changed its trading symbol on the Nasdaq Global Market from HRAY to KUTV. At December 31, 2010, Shanda’s equity interest in the Company was 51.65%.

In April 2011, the Company entered into agreements with Shanda Media Group Ltd., a wholly owned subsidiary of Shanda, pursuant to which the Company issued 1,538,461,538 ordinary shares for an aggregate purchase price of $50 million and $50 million aggregate principal amount of senior convertible bond at face value (“Convertible Bond”).  The Convertible Bond would mature in three years after issuance and would bear an interest of 3% per annum.  The closing date of the oridinary shares and Convertible Bond issuance was June 29, 2011.  Based on the Company’s working capital position, the Company redeemed the Convertible Bond in September 2011 at its issue price.

In August 2011, the Company disposed of 80% of the equity interests of Yisheng to related parties, including a then employee of the Company. After the disposal, the company retained a 20% interest in Yisheng. This transaction is further described in Note 2(1)(a).

At December 31, 2012, Shanda’s equity interest in the Company was 70.46% following a repurchase of shares described in Note 15.

The Group adjusted its business strategy in 2011. The adjustments primarily refer to 1) the appointment of Shanghai Shengyue Advertising Ltd (“Shengyue”), a wholly owned subsidiary of Shanda, as the Group’s primary agency for online advertising services, and 2) a change in business focus from purchasing long-form licensed video contents to relying more on user generated contents and short-form video contents.  Shengyue operates an advertising system known as Application Advertisement (“AA”) and charges advertisement fees to its end customers based on the advertising effects, including but not limited to views, clicks, responses, etc., (“performance advertisement”).  After the appointment of Shengyue as its primary sales agency, the Group primarily relies on Shengyue to sell the online advertising services; therefore, the Group significantly reduced its sales force and recorded severance payments of $0.9 million through general and administrative expenses ($0.15 million) and selling expenses ($0.75 million) in 2011.  A customer list intangible asset of $1.46 million, representing the customer relationships under the original business model, was abandoned in 2011 and written off through the general and administrative expenses in 2011 (Note 7).  In relation to the cessation of purchasing activity for long-form licensed video copyrights, the Group exited two long-term licensed contents purchase agreements in 2011 with the content providers by paying one-time termination fees of $5.3 million, which were recorded into the cost of revenues. The business strategy has continued in 2012 since then.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Significant Accounting Policies Disclosure

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(1) Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

As a result of the disposal of Huayi Music in May 2010 and the 2010 Reorganization, the consolidated financial statements for the year ended December 31, 2010 reflect the WVAS and recorded music businesses as discontinued operations and reflect the Yisheng merger as a common control transaction.

(a) Acquisition under common control

The acquisition of Yisheng’s online audio business from Shanda was accounted for as a common control transaction as Hurray! was under the control of Shanda since the Company was acquired by Shanda in July 2009.  Accordingly, the accompanying consolidated financial statements have been prepared as if the acquisition of Yisheng had been in effect since the inception of common control, which is the date that the Company (formerly known as Hurray!) was consolidated into Shanda’s consolidated financial statements on August 31, 2009. Therefore, total assets and liabilities, as well as the non-controlling interests of Yisheng, were recorded at the carrying amount as capital contribution from Shanda in equity. The fair value of the 415,384,615 ordinary shares issued by the Company amounting to $12,461,538 was recorded through equity as a deemed distribution to Shanda in 2010.

In connection with the acquisition of 75% of the equity interests in Yisheng from Shanda, the Company issued 138,461,539 ordinary shares to acquire the remaining 25% of the equity interests in Yisheng from non-controlling shareholders in August 2010. This transaction was accounted for as an equity transaction in 2010 and the difference between the fair value of the ordinary shares issued amounting to $4,153,846 and carrying amount of the non-controlling interest was recognized as a decrease in additional paid-in capital attributable to the Company in accordance with Accounting Standards Codification (“ASC”) 810.

In August 2011, the Company disposed of 80% of its (previously 100%) equity interest in Yisheng by contributing a 60% stake in Yisheng to affiliates of Shanda. A remaining 20% stake, to arrive at the 80% disposed, was granted to a then-employee of Ku6 (20%). The Company’s interest in Yisheng was 20% at December 31, 2011 and 2012. As a result of the previous capital transaction related to Yisheng and the loss of a controlling financial interest, the Company deconsolidated Yisheng and recorded its remaining interest in Yisheng as an investment subject to the equity method of accounting (Note 8).

Given the presence of common control from parent Shanda, the disposition of the 60% to the related Shanda entities was accounted for as a common control transaction. Therefore, the gain on deconsolidation of Yisheng amounting to $1,373,190 (a gain due to the de-recognition of the net liabilities of the Yisheng business) was recorded in stockholders’ equity as a contribution from Shanda in 2011. At the time of deconsolidation, a Shanda affiliate receiving a portion of the contributed stake also made a capital investment of cash in Yisheng resulting in a higher equity fair value ascribed to Yisheng immediately prior to the deconsolidation. The 20% equity interest in Yisheng transferred to the then-employee of Ku6 was recorded as a compensation charge of $522,251 based on Yisheng’s equity fair value subsequent to the injection of capital from a Shanda affiliate, and was included in general and administrative expenses.

(b) Disposal of WVAS and recorded music businesses

As mentioned above, the Company completed the disposal of Huayi Music to Huayi Media for RMB 34,450,000 (equivalent to $5,045,754) in cash in May, 2010 and the corresponding disposal gain of Huayi Music recognized in 2010 was $4,486,786. The disposal of WVAS and recorded music businesses under common control was consummated in August, 2010. The difference of $13,561,087 between the cash consideration received from Shanda of $37,243,904 and the carrying amount of the assets,  liabilities and non-controlling interests and redeemable non-controlling interest of WVAS and recorded music business of $23,682,817 and the corresponding cumulative translation difference of $10,344,330 was accounted for as a contribution by Shanda in additional paid in capital in 2010. No gain or loss was recognized in 2010.

A summary of the major financial information for the discontinued operations of the WVAS and recorded music businesses for the eight month period ended August 31, 2010 is set out below:

Eight months ended August 31, 2010
Net revenues:
Wireless value added services revenue	5,385,985
Recorded music revenue	9,458,423
Total net revenues	14,844,408
Wireless value added services cost	(3,799,581)
Recorded music cost	(6,118,305)
Total cost of revenues	(9,917,886)
Gross profit	4,926,522
Product development	(444,581)
Selling and marketing	(3,397,797)
General and administrative	(4,544,460)
Goodwill impairment	—
Total operating expenses	(8,386,838)
Loss from operations	(3,460,316)
Interest income	42,627
Interest expense	—
Other income	9,667
Loss before income tax benefit (expense), equity in (loss) earnings of affiliated company, impairment for investment in affiliated company	(3,408,022)
Income tax benefit (expense)	25,584
Equity in loss and impairment of affiliated company	—
Impairment for investment in affiliated company	—
Net loss	(3,382,438)
Less: Net loss attributable to the non-controlling interests and redeemable non-controlling interest	243,666
Net loss from discontinued operations, net of tax	(3,138,772)
Gain from disposal of Huayi Music, net of tax	4,486,786

Total net income from discontinued operations, net of tax	1,348,014

According to ASC 205, Discontinued Operations, the effect of discontinued operations has been accounted for retroactively in the consolidated statement of operations and comprehensive loss.

(c) Liquidity

The Group has incurred significant net losses and negative cash flows from operations in recent years.  As of December 31, 2012, the Group’s cash and cash equivalents balance was $13,070,987; for the year then ended, the Group’s net operating cash outflow was $8,086,138, which represented a significant reduction from 2011 net operating cash outflow.  Also, at December 31, 2012, the Group’s accumulated deficit was ($141,940,509) and the excess of current assets over current liabilities (working capital) was $6,379,717.  This working capital included $10,495,820 of accounts receivable and other receivables due from related parties and $3,779,497 of other amounts payable to related parties (Note 13).

The Group’s forecasted revenue in 2013 is primarily derived from a related party advertising agency (Note 13) and cash collection from this revenue source depends on the contractual credit terms agreed to with this agency.

The Group believes that there is sufficient cash and capital resources to fund operations and capital expenditures for at least the next 12 months. Accordingly, the consolidated financial statements have been prepared on a going-concern basis.

(2) Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent liabilities at the dates of the financial statements. Significant accounting estimates reflected in the Company’s financial statements include accrual for sales rebates, allowances for doubtful accounts, assessment of impairment for long-lived assets and goodwill, assessment of the net realizable value of licensed video copyrights, the useful lives for intangible assets and property and equipment, share-based compensation expense, the recognition and measurement of deferred taxes, and loss contingencies. Actual amounts may differ from these estimates under different assumptions or conditions.

(3) Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All inter-company transactions and balances have been eliminated upon consolidation. Affiliated companies in which the Company has partial ownership and controls more than 20% but less than 50% of the investment are accounted for using the equity method of accounting. The Company’s share of earnings (losses) of such equity investments are included in the accompanying consolidated statements of operations and comprehensive loss.

The Company follows the guidance relating to the consolidation of VIEs in ASC 810-10, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Pre-2010 Reorganization

Prior to the 2010 Reorganization, to comply with PRC laws and regulations that restrict direct foreign ownership of telecommunication service businesses in the PRC, the Company conducted substantially all of its WVAS and recorded music businesses through several VIEs. The VIEs had entered into various agreements with one of Hurray!’s subsidiaries, including exclusive cooperation agreements. Under these agreements, Hurray! through a wholly owned PRC subsidiary, Beijing Hurray! Times Technology Co., Ltd. (“Beijing Hurray! Times”), was the exclusive provider of technical and consulting services to the VIEs. In return, the VIEs were required to pay Beijing Hurray! Times’ service fees for the technical and consulting services received. The technical and consulting service fees could be, and were, adjusted at Hurray!’s discretion depending on the level of service provided. Beijing Hurray! Times was entitled to receive service fees in an amount up to all of the net income of the VIEs. In addition, Beijing Hurray! Times had been assigned all voting rights by the direct and indirect owners of the VIEs through agreements which were valid for ten years and were renewable indefinitely and could not be amended or terminated except by written consent of all parties. Finally, Beijing Hurray! Times had the option to acquire the equity interests of the VIEs if and when legal to do so under PRC laws and regulations. The Company also had extended loans without interest to the registered shareholders to finance their investments in the VIEs. Each of the registered shareholders was a related party of the Company acting as de facto agent for the Company. The direct equity interests in these entities had been pledged as collateral for the loans and when permitted under Chinese laws, the loans were to be repaid by transferring the direct equity interest in these entities to the Company. Therefore, no minority interest was recorded for the registered capital from the registered shareholders.

Hurray! was the considered the primary beneficiary of the VIEs of the WVAS and recorded music businesses because of all the variable interests held by Hurray! and the Company had the power to direct the activities of the VIEs. Therefore the Company consolidated the results of operations of the VIEs of the WVAS and recorded music businesses before they were disposed in 2010.

Post-2010 Reorganization

After the 2010 Reorganization, to comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide advertising services and hold Internet Content Provider (“ICP”) licenses and/or Licenses for Transmission of Audio-Visual Programs through the Internet (“the Licenses”), the Company conducts substantially all of its advertising business through its VIEs. The paid-in capitals of the Ku6 Beijing Information and Ku6 Network were funded by the Company through loans extended to the authorized individuals (“nominee shareholders”) and Tianjin Information was incorporated by Ku6 Beijing Information.

The Company has various agreements with its VIEs, through which the Company holds all the variable interests of the VIEs and has the power to direct the activities of the VIEs. Consequently the Company is the primary beneficiary of these VIEs. Details of certain key agreements with the VIEs are as follows:

Loan Agreements: Beijing Technology, Kusheng and Tianjin Technology have granted interest-free loans to the nominee shareholders with the sole purpose of providing funds necessary for the capital injection of Ku6 Beijing Information, Ku6 Network and Ku6 Culture. The portions of the loans for subsequent capital injection are eliminated with the capital of Ku6 Beijing Information, Ku6 Network and Tianjin Technology during consolidation. The interest-free loans to the nominee shareholders of Beijing Information, Ku6 Network and Ku6 Culture as of December 31, 2012 were RMB20 million, RMB10 million and RMB1 million, respectively. Beijing Technology, Kusheng and Ku6 Cluture are able to require the nominee shareholders to settle the loan amount through the entire equity interest of Ku6 Beijing Information, Ku6 Network and Ku6 Culture and nominate someone else to hold the shares on Beijing Technology, Kusheng and Ku6 Culture’s behalf.

Proxy Agreement: The nominee shareholders of the VIEs irrevocably appointed the Subsidiaries’ officers to vote on their behalf on all matters they are entitled to vote on, including matters relating to the transfer of any or all of their respective equity interests in the VIEs, making all the operational, financial decisions and the appointment of the directors, general managers and other senior management of the VIEs.

Equity Interest Pledge Agreements: The nominee shareholders of the VIEs have pledged their respective equity interests in the VIEs as collateral to secure the nominee shareholders’ obligations under other agreements and for the payment by the VIEs under the exclusive technical consulting and services agreements and the loan agreements. The Pledge Agreements have been registered with the applicable local branches of the State Administration for Industry and Commerce. The nominee shareholders of the VIEs cannot sell or pledge their equity interests to others without the approval from the Subsidiaries, and the nominee shareholders of the VIEs cannot receive any dividends without the approval of Subsidiaries.

Exclusive Call Option Agreements: The nominee shareholders of the VIEs granted the Subsidiaries the exclusive and irrevocable right to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations or at the request of the Company, all of the equity interests in these entities for a purchase price equal to the amount of the registered capital or at the lowest price permitted by PRC laws and regulations. The Subsidiaries may exercise such options at any time. In addition, the VIEs and their nominee shareholders agreed that without the Subsidiaries’ prior written consent, they will not transfer or otherwise dispose of the equity interests or declare any dividends.

Exclusive Business Cooperation Agreements: The Subsidiaries are the exclusive provider of the technical, consulting and related services and information of the VIEs.  Under these arrangements, the Subsidiaries have the unilateral right to charge service fees to the VIEs to recover substantially all of the VIEs’ profits.

As a result of the above contractual agreements, the Company determined that it has the power to control the economic activities most significant to the VIEs and is the primary recipient of the economic rewards or risks, as the case may be.  As such, the Company consolidates the VIEs as required by ASC 810-10.

As of December 31, 2011 and 2012, the assets of the VIE subsidiaries were as below:

	December 31, 2011	December 31, 2012

Cash and cash equivalents	193,740	1,617,258
Accounts receivable	3,509,168	4,412,326
Other receivables	3,083,527	—
Property and equipment	1,084,908	421,571
Deposits and other non-current assets	288,151	291,102
Total assets	8,159,494	6,742,257

These balances are reflected in the Group’s consolidated financial statements with intercompany transactions eliminated. Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets freely transferred out of the VIEs. Therefore, the Company considers that there is no asset in any of its consolidated VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC additional paid-in capital of the VIEs in the amount of $4.9 million as of December 31, 2012 (2011: $3.3 million).

As all the VIE subsidiaries are incorporated as limited liability companies under PRC Company Law, creditors thereof do not have recourse to the general credit of the Group for any of the liabilities of the VIE subsidiaries. As of December 31, 2011 and 2012, the liabilities of the VIE subsidiaries were as below:

	December 31, 2011	December 31, 2012

Accounts payable	23,953,679	25,704,847
Accrued expenses and other current liabilities	10,178,926	16,812,895
Other payables due to related parties	13,177,080	3,404,497
Total liabilities	47,309,685	45,922,239

As of December 31, 2012, the total deficit of the VIE subsidiaries was $39.2 million (2011: $39.2 million).

For the years ended December 31, 2010, 2011, and 2012, the summarized operations of the VIEs were as below:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Net revenue	41,570,566	18,744,535	13,956,477
Net loss	8,037,455	25,011,099	1,331,497

Currently there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. However, as the Company is conducting the online advertising business substantially through the VIEs, the Company has, in the past, provided and will continue to provide financial support to the VIEs considering the business requirements of the VIEs and the Company’s own business objectives in the future, which could expose the Company to a loss.

Please refer to “Contingencies” under Note 21 for the risks relating to the VIE arrangements.

(4) Significant risks and uncertainties

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: i) changes in the overall demand for services and products; ii) changes in business offerings; iii) competitive pressures due to new entrants; iv) advances and new trends in new technologies and industry standards; v) changes in bandwidth suppliers; vi) relying on Shengyue as the primary advertisement agency; vii) regulatory considerations; viii) copyright regulations; and ix) risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

(5) Fair value

The Group follows ASC Topic 820, “Fair Value Measurements and Disclosures”. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The guidance outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under US GAAP, certain assets and liabilities must be measured at fair value, and the guidance details the disclosures that are required for items measured at fair value.

Financial assets and liabilities are to be measured and disclosed using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect management’s judgments about the assumptions that market participants would use in pricing the assets or liabilities. Management develops these inputs based on the best information available, including their own data.

(6) Business combinations and non-controlling interests

The Group accounts for its business combinations using the purchase method of accounting. This method requires that the acquisition cost be allocated to the assets, including separately identifiable intangible assets, and liabilities the Company acquired based on their estimated fair values.

The Group follows ASC 805, “Business Combinations,” with respect to business combinations. Pursuant thereto, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest(s) in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

The Group follows guidance in ASC Topic 810 regarding non-controlling interests. Non-controlling interests are classified as a separate component within equity except for any redeemable securities that are subject to the guidance in Accounting Series Release (“ASR”) Topic 268, Redeemable Preferred Stock. Consolidated net income on a total enterprise basis is adjusted within the statement of operations and comprehensive loss for net income attributed to non-controlling interests and consolidated comprehensive income is adjusted to for comprehensive income attributed to non-controlling interests.

(7) Foreign currency translation

The functional currency and reporting currency of the parent company is the United States dollar (“U.S. dollar”). The Company’s subsidiaries and VIEs use Renminbi (“RMB”) as their functional currency.

Assets and liabilities of the Company’s subsidiaries and VIEs are translated at the current exchange rates quoted by the Federal Reserve Bank of New York in effect at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to the U.S. dollar. Translation adjustments resulting from foreign currency translation to reporting currency are reported as cumulative translation adjustments and recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than the Company’s or its subsidiaries’ or VIEs’ functional currencies are remeasured into the functional currencies at the exchange rates quoted by the People’s Bank of China prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss. Monetary assets and liabilities denominated in foreign currencies are remeasured into the applicable functional currencies using the applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates. All such exchange gains and losses are included in the statements of operations and comprehensive loss.

Pursuant to the People’s Republic of China State Administration of Foreign Exchange (“SAFE”), the conversion of U.S. dollars to RMB is governed as to amount and a uniform exchange rate is set by the People’s Bank of China on a daily basis pegged to a basket of major currencies.  Correspondingly, RMB to U.S. dollar conversion does not carry the same ease as conversion may with other major currencies.  The rates of exchange for the U.S. dollar quoted by the Federal Reserve Bank of New York were RMB 6.2939 on December 30, 2011 and RMB 6.2301 on December 31, 2012.

(8) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments placed with bank or other financial institutions with no restriction to withdrawal or use, which have original maturities of three months or less.

Included in the cash and cash equivalents are cash balances denominated in RMB of approximately RMB20,780,927 and RMB137,735,942 (equivalent to approximately $3,335,569 and $21,884,037) as of December 31, 2012 and 2011, respectively.

(9) Restricted cash

Restricted cash mainly represents cash pledged for the loan borrowed from a PRC bank (Note 11), and the pledge period was the same as the loan period.

(10) Allowances for doubtful accounts

The Company determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected by taking into account an aging analysis of the accounts receivable balances, historical bad debt records, repayment patterns in the prior year, and other factors such as the policies of operators and financial condition of the customer.

(11) Investments in affiliates

Affiliated companies (partially owned affiliates) are entities over which the Company has significant influence, but which it does not control. Investments in affiliated companies are accounted for by the equity method of accounting. Under this method, the Company’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statements of operations. Unrealized gains on transactions between the Company and its affiliated companies are eliminated to the extent of the Company’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated company (no such obligations or payments have been undertaken or made for the periods presented).

The Company continually reviews its investments in affiliated companies to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Company considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the investment is written down to fair value. There were no impairments of such investments for the years ended December 31, 2010, 2011 and 2012.

(12) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Furniture and office equipment	3 years
Telecommunications equipment	3 years
Leasehold improvements	Lesser of original lease term or estimated useful life

Expenditures for maintenance and repairs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations.

(13) Acquired intangible assets, net

An intangible asset is required to be recognized separately from goodwill based on its estimated fair value if such asset arises from contractual or legal right or if it is separable as defined by ASC 805. Acquired intangible assets consist of intangible assets with finite lives, as detailed in Note 7, acquired through direct purchases and various business acquisitions and are amortized on a straight-line basis over their estimated useful economic lives.

The estimated useful economic lives by major intangible asset category used by the Company are as follows.

Trademark	20 years
Technology	7 years
Customer List	5 years
Software technology	5 years

(14) Video production and acquisition costs and licensed video copyrights

The Company contracts third parties for the production of, self produces and self-generates video copyrights for content to exhibit on its websites, and also licenses copyrights from other parties for content distribution on its websites ku6.com.

Video production and acquisition costs

Following the guidance under ASC 926-20-25, video production (which mainly include direct production costs and production overhead) and acquisition costs are capitalized, if the capitalization criteria are met, and are stated at the lower of unamortized cost or estimated fair value.

With respect to production and acquisition costs, until the Company can establish estimates of secondary market revenues, capitalized costs for each video produced are limited to the amount of revenues contracted for that video. The costs in excess of revenues contracted for that video are expensed as incurred on an actual basis, and are not restored as assets in subsequent periods. Once the Company can establish estimates of secondary market revenues in accordance with ASC 926-20-35-5(b), it capitalizes subsequent film costs.

Capitalized video production costs are amortized in accordance with the guidance in ASC 926-20-35-1 using the individual-film-forecast-computation method, based on the proportion of the revenues earned in a period to the estimated remaining unrecognized ultimate revenues as of the beginning of that period. The Company estimates total revenues to be earned (“ultimate revenues”) throughout the life of a video. Ultimate revenue estimates for the produced or acquired videos are periodically reviewed and adjustments, if any, will result in changes to amortization rates. Estimates used in calculating the fair value of the self produced content are based upon assumptions about future demand and market conditions. The capitalized costs are subject to assessment for impairment in accordance with ASC 926-20-35-12 to 35-18, if an event or change in circumstances indicates that the fair value is less than unamortized cost.

During each of the three years ended December 31, 2012, video production and acquisition costs did not meet the criteria for capitalization and as a result all the video production costs were expensed as incurred.

Licensed video copyrights

The licensed video copyrights are amortized over their respective licensing periods, which range from 1 to 3 years for all periods presented.

The licensed video copyrights are carried at the lower of amortized cost or net realizable value. Under the net realizable value approach, the Company determines the expected cash inflows that are directly attributed to the content category which comprise of the expected revenues directly attributable to the content category less the direct costs to deliver the content to derive the net realizable value of the asset. The Company writes down the carrying value of the licensed content if the estimated net future direct cash inflows from the licensed video copyrights over the licensing period are lower than the carrying amount.

Amortization and write-down expenses for the year ended December 31, 2012 were nil (2011: $2,200,535) and nil (2011: $1,521,161), respectively.

(15) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets acquired and liabilities assumed as a result of the Group’s acquisitions. The Group’s goodwill is associated with the Group’s single reporting unit as of December 31, 2012.

The Group tests goodwill for impairment by performing a two-step goodwill impairment test, which can be preceded by an optional qualitative assessment to determine if the two-step goodwill impairment test needs to be followed. The optional qualitative assessment relies upon qualitative factors to determine if it is “more likely than not” (more than 50% probable) that the fair value of a reporting unit is less than the carrying value of the reporting unit. The Group did not apply the qualitative assessment and proceeded directly to the two-step test.  The first step compares the calculated fair value of a reporting unit to its carrying amount, including goodwill. If, and only if, the carrying amount of a reporting unit exceeds its fair value as per step one, the second step is executed to compare the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

For each year in the three-year period ended December 31, 2012, fair value exceeded carrying value for the Group’s reporting unit and no further impairment evaluation was necessary

(16) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments are utilized, the timing or the amount of the impairment charges could be different. No impairment provision was recognized in the year ended December 31, 2010; impairment of $1.4 million for a customer list intangible asset was recognized in the year ended December 31, 2011 as further discussed in Note 7; no impairment was recognized in the year ended December 31, 2012.

(17) Financial instruments

Financial instruments include cash and cash equivalents, accounts receivable, prepayments and other current assets, amounts due from/to related parties, short-term borrowings, accounts payable, and accrued expenses and other current liabilities. As of December 31, 2011 and 2012, their carrying values approximated their fair values because of their generally short maturities. There were no financial assets or liabilities that were measured at fair value at December 31, 2011 or 2012.

(18) Revenue recognition and cost of revenues

In accordance with ASC Topic 605, “Revenue Recognition,” the Company recognizes revenues when the following criteria are met: persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery has occurred and collectability is reasonably assured. Revenues are recorded net of sales taxes.

Online advertising services (post-2010 Reorganization business model)

The Group’s revenues are derived principally from online advertising services, where advertisers (including third parties and related parties) pay to place their advertisements on the Company’s online video platform in different formats. Such formats include but are not limited to banners, buttons, links, pre-roll or post-roll video advertisements.

Advertising contracts are signed to establish the price and advertising services to be provided.  Advertisements are charged either based on the agreed measurement numbers, including but not limited to impressions and clicks, or fixed during a determined period of time. In the former case, the delivery of service occurs when those measurement numbers are achieved. In the latter case, the delivery is not linked to advertisement displays but occurs over the lapse of time.

Under arrangements with the advertisers that includes different formats to be delivered over different periods of time, the Group’s revenue is accounted for using the guidance under ASC 605-25, “Multiple Element Arrangement,”  as such revenue arrangements involve multiple deliverables. The Group sells the advertising services over a broad price range. The Group uses its best estimate of the selling price of each component of a bundled advertising arrangements to allocate the arrangement consideration to the separate units of accounting (deliverables).

Under an arrangement with a related party advertising agency (Note 1 & 13), components of the arrangement include an arrangement for guaranteed advertising revenues and an arrangement for sharing of excess advertising revenues after deducting commission fees earned by the related party advertising agency based upon increasing percentages for additional tiers (layers) of revenues. There were no commission fees incurred for any historical periods, as the Group enjoyed a commission-free period in 2011 and earned minimum guaranteed revenues in 2012. The guaranteed advertising revenues and any excess advertising revenues net of commission fees are recognized ratably over varying service periods as governed by the specific agreements with the affiliated advertising agency, as the Group is able to timely obtain information to determine historical advertising revenues as a basis for preparing financial statements.

The Company reports the revenue earned from both related and third party ad agencies based on the net amount after considering the indicators to record revenue gross versus set forth in ASC 605-45, “Principal Agent Considerations.”

The Company makes credit assessments of customers to assess the collectability of contract amounts prior to entering into contracts. For those contracts for which the collectability is assessed as not reasonably assured, the Company recognizes revenue only when cash is received and all revenue recognition criteria are met.

For revenue arrangements contracted with third-party advertising agencies, the Company provides cash incentives in the form of rebates based on volume and performance, and accounts for such incentives as a reduction of revenue in accordance with ASC 605-50-25. The cash incentives to third-party advertising agencies in the years ended December 31, 2011 and 2012 were $1,374,030 and $72,464, respectively.

Costs of advertising revenues consist primarily of employee costs associated with platform operation and share-based compensation, depreciation expenses, internet bandwidth leasing costs, video production costs, and amortization and write-downs of licensed video copyrights.

Wireless value-added services (pre-2010 Reorganization - discontinued operations (Note 2(1))

Wireless value-added service revenues were derived from providing personalized media, games, entertainment and communication services to mobile phone and personal handy phone (collectively “mobile phones”) customers of the various subsidiaries of the three major Chinese operators of telecommunication networks, China United Telecommunications Corporation (“China Unicom”), China Mobile Communications Corporation (“China Mobile”) and China Telecommunications Corporation (collectively, the “Telecom Operators”). Fees for these services, negotiated by network service agreements with the Telecom Operators and indicated in the messages received on mobile phones, were charged on a per-use basis or on a monthly subscription basis, and varied according to the type of services delivered.

The Company contracted with the Telecom Operators for the transmission of wireless services as well as for billing and collection services. The Telecom Operators provided the Company with monthly statements that represented the principal evidence that service had been delivered and triggered revenue recognition for a substantial portion of the Company’s revenue. In certain instances, when a statement was not received within a reasonable period of time, the Company made an estimate of the revenues and cost of services earned during the period covered by the statement based on its internally generated information, historical experience and/or other assumptions that were believed to be reasonable under the circumstances.

The Company measured its revenues based on the total amount paid by mobile phone customers, for which the Telecom Operators billed and collected on the Company’s behalf. Accordingly, the service fees paid to the Telecom Operators were included in the cost of revenues. In addition, in respect of 2G services, the Telecom Operators charged the Company network fees based on a per message fee, which varied depending on the volume of messages sent in the relevant month, multiplied by the excess of messages sent over messages received. These network fees were likewise retained by the Telecom Operators and were reflected as cost of revenues.  The cost of revenues also included fees paid to content providers and marketing partners, maintenance costs related to equipment used to provide the services, bandwidth leasing charges and data center services, alternative channels, media and related Internet costs, operator imposed penalty charges, and certain distribution costs.

The Company evaluated its cooperation arrangements with the Telecom Operators to determine whether to recognize the Company’s revenues on a gross basis or net of the service fees and net transmission charges paid to the Telecom Operators. The Company’s determination was based upon an assessment of whether it acted as a principal or agent when providing its services. The Company concluded that it acted as a principal in each of the arrangements. Factors that support the Company’s conclusion mainly included:

·             the Company was the primary obligor in the arrangement;

·             the Company was able to establish prices within price caps prescribed by the telecommunications operators to reflect or react to changes in the market;

·             the Company determined the service specifications of the services it will be rendering;

·             the Company was able to control the selection of its content suppliers; and

·             The Telecom Operators usually would not pay the Company if users could not be billed or if users did not pay the Telecom Operators for services delivered and, as a result, the Company bore the delivery and billing risks for the revenues generated with respect to its services.

Based on these factors, the Company believed that recognizing revenues on a gross basis was appropriate. However, as noted above, the Company’s reported revenues were net of bad debt charges that had been deducted by the Telecom Operators.

Recorded Music (pre-2010 Reorganization - discontinued operations (Note 2(1))

The Company was in the business of artist development, music production, offline music distribution, and online distribution through WVAS and the Internet. Recorded music revenues were derived from live performances, corporate sponsorship and advertising, online and wireless sales, and offline CD sales.

The Company generated revenues from the sale of CDs either by providing the CD master to a distributor or by directly arranging for the volume production and subsequent wholesale of the CDs. In the former case, the Company received a fixed fee, had no further obligations and recognized the fee as revenue when the master CD was provided. In the latter case, the Company shipped the produced CDs to retail distributors and recognized wholesale revenues at the time of shipment less a provision for future estimated returns.

The Company recognized artist performance fees and corporate sponsorship or marketing event fees once the performance or the service had been completed. In accordance with the relevant accounting standards for revenue recognition, corporate sponsorship arrangements involving multiple deliverables are broken into single-element arrangements using residual method for revenue recognition purpose. The Company recognized revenue on the service elements delivered and deferred the recognition of revenue for larger of the contractual cash holdback or the fair value of the undelivered service elements until the remaining obligations had been satisfied. The Company determined the fair value of undelivered service elements based on the price charged for the similar performance or marketing events on a standalone basis. Where the Company acted as the primary obligor in the transaction, revenues were recorded on a gross basis. Where the Company was considered an agent or where the artists separately contract with the event organizer, revenues were recorded on a net basis.

The Company licensed its music to third parties for guaranteed minimum royalty payments and normally received non-refundable upfront licensing fees. In such cases the Company recognized revenue on a straight-line basis over the license period and unrecognized revenues were included in liabilities. When the contract provided for additional payments if revenues exceed the minimum amount guaranteed, such amounts were included in revenues when the Company was notified of its entitlement to additional payments.

The Company incurred costs in producing CD masters, volume CD production, artist and songwriter royalties based on certain percentage of the revenue, and royalties payable to other parties for the use of their work. The cost of record masters, volume CD productions, and royalties paid in advance were recorded in prepaid expenses and other current assets when the sales of the recording were expected to recover the cost and amortized as expenses over the revenue generating period, typically within one year. The decision to capitalize an advance to an artist, songwriter or other party required significant judgment as to the recoverability of these advances. Advances for royalties and other capitalized costs were regularly assessed for recoverability. The costs of ongoing royalties relating to the live performance, corporate sponsorship and advertising, online and wireless sales and offline CD sales to retail distributors were recognized as incurred.

Turnover taxes and related surcharges

The China subsidiaries and VIEs are subject to business tax or value added tax (“VAT”) and related surcharges on the revenues earned for services provided.

Relevant PRC authorities introduced, a turnover tax reform pilot program (the “Pilot Program”)  in selected pilot cities in China for selected industries in 2012, to gradually expand the scope of VAT.  The turnover tax reform pilot program was first implemented in Shanghai effective 1 January 2012.  According to Circular Caishui [2012] No.71 (“Circular 71”), the Pilot Program was expanded to Beijing (effective September 1, 2012) and Tianjin (effective December 1, 2012) where the Group’sadvertising revenues are generated.  Prior to the implementation of the Pilot Program, the Group’s business tax rate for advertising sales was 5% based on the gross advertising revenue before deducting the advertising agencies’ rebate. After the implementation of the Pilot Program in Beijing and Tianjin, the advertising business is now subject VAT rate at 6%. VAT payable on revenues generated by a general VAT taxpayer for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. If any of the Company’s subsidiaries is recognized as a small-scale VAT payer, the applicable VAT rate shall be 3%, and no creditable input VAT can be recognized. Business tax and related surcharges or VAT, as the case may be, are deducted from gross revenues to arrive at net revenues.

(19) Product development expenses

Product development expenses consist primarily of salaries and benefits for product development personnel, including share-based compensation costs. These costs are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. To date, the Company has essentially completed its development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

(20) General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, bad debt provision, litigation accrual, depreciation, amortization and impairment of intangible assets, professional service fees, share-based compensation, office rental fees, and other expenses.

(21) Sales and marketing

Sales and marketing expenses consist primarily of sales and marketing personnel payroll compensation and related employee costs, advertising and market promotion expenses, and other overhead expenses incurred by the Group’s sales and marketing personnel.

(22) Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $210,987 for the years ended December 31 2010 pertaining to discontinued operations, and have been included in selling and marketing expenses and cost of revenues in discontinued operations. Total advertising expenses related to continuing operations were $6,086,030, $2,493,901 and $553,380 for the years ended December 31, 2010, 2011 and 2012, respectively, and were included in selling and marketing expenses within continuing operations.

(23) Share-based compensation

The Group applies ASC 718, which requires all share-based payments to employees and directors, including grants of employee stock options and restricted shares, to be recognized as compensation expense in the financial statements over the vesting periods of the awards based on the fair values of the awards determined at the grant date. The valuation provisions of ASC 718 apply to awards granted after the adoption of ASC 718, to awards granted to employees and directors before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period(s) if actual forfeitures differ from initial estimates.

In accordance with ASC 718, the Group has recognized share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with graded vesting features and service conditions only and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. See Note 16 for further information on stock-based compensation.

(24) Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases, meaning those meeting the capitalization criteria in ASC 840, “Leases”, are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Company from the leasing company, are charged to the consolidated statement of operations and comprehensive loss on a straight-line basis over the lease periods, as specified in the lease agreements, with reference to the actual number of users of the leased assets, as appropriate.

(25) Taxation

Current income taxes are provided for on the taxable income of each subsidiary on the separate tax return basis in accordance with the relevant tax laws.

Deferred income taxes are provided using the liability method in accordance with ASC 740, “Income Taxes”. Under this method, deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period of change. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740-10-25 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company does not have any liabilities for unrecognized tax benefits as of December 31, 2011 or 2012. Were the Company to have such liabilities, interest and penalties would be recognized in tax expenses.

(26) Statutory reserves

The Company’s subsidiaries incorporated in the PRC and the VIEs are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

The Company’s subsidiaries must make appropriations to (i) general reserve and (ii) enterprise expansion fund in accordance with the Law of the PRC on Enterprises Operated Exclusively with Foreign Capital. The general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such fund has reached 50% of the company’s registered capital; enterprise expansion fund appropriation is at the PRC subsidiaries’ directors’ discretion. The Company’s VIEs, in accordance with the China Company Laws, must make appropriations to a (i) statutory reserve fund and (ii) discretionary surplus fund. The statutory reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such fund has reached 50% of the company’s registered capital; other fund appropriation is at the VIEs’ directors’ discretion.

The general reserve fund and statutory reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. The enterprise expansion fund can be used to expand production and operations; it also may be used for increasing registered capital.

Appropriations to these funds are classified in the consolidated balance sheets as statutory reserves. No appropriations were made during the years ended December 31, 2010, 2011 and 2012. There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Company does not do so.

(27) Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. See Note 21.

(28) Earnings (loss) per share

Basic earnings (loss) attributable to the Company’s ordinary shareholders per share is computed by dividing earnings (loss) attributable to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) attributable to the Company’s ordinary shareholders’ per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the conversion of convertible debt (using the “if-converted method”) and upon the exercise of stock options (using the “treasury stock method”). Potential ordinary shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

For each of the three years in the period ended December 31, 2012, the dilutive effect of potential ordinary shares was not factored into the calculation as a net loss was incurred in each period.

(29) Comprehensive loss

Comprehensive loss is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustments included in other comprehensive income (loss), which are presented net of tax.

(30) Recent accounting pronouncements

In May 2011, the FASB issued Accounting Standards Update 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities are required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This Accounting Standards Update is effective for interim and annual periods beginning after December 15, 2011 and was adopted effective January 1, 2012. The adoption of this guidance did not have an impact on the consolidated financial statements other than minimal additional qualitative disclosures in the footnote regarding fair value measurements.

In June 2011 the FASB issued Accounting Standards Update 2011-05, “Comprehensive Income: Presentation of Comprehensive Income”. The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Accounting Standards Update 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income.” This Update indefinitely deferred only the specific requirement in ASU 2011-05 to present reclassification adjustments for each component of other comprehensive income on the face of the financial statements. ASU 2011-05 and ASU 2011-12 were effective retrospectively for interim and annual periods beginning after December 15, 2011 and were adopted by the group effective January 1, 2012.  In February 2013, the FASB issued Accounting Standards Update 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which closed the indefinite deferral.  Specifically, ASU 2013-02, which is effective, with only prospective disclosure required, for public companies for interim and annual periods beginning after December 15, 2012, provides reporting entities the option to present the effect of reclassification adjustments either parenthetically on the face of the financial statements or in a separate dedicated footnote.  The adoption of ASU 2011-05 did not impact the consolidated financial statements as the Group already presented, and presents, a continuous statement of operations and comprehensive income (loss).  The adoption of ASU 2013-02 (beginning January 1, 2013) is expected to have minimal impact as the Group does not experience recurring reclassifications.

In September 2011, the FASB issued Accounting Standards Update 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08). Under the revised guidance, entities testing for goodwill impairment have an option of performing a qualitative assessment before calculating the fair value for the reporting unit, (i.e., Step 1 of the traditional goodwill impairment test). If an entity determines, on a basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the first step of the two-step impairment test would be required. If it is not more likely than not that the fair value of the reporting unit is less than the carrying value, then goodwill is not considered to be impaired. ASU 2011-08 does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill at least annually for impairment. This ASU is effective for interim and annual periods beginning after December 15, 2011, and the Company adopted the guidance effective January 1, 2012.  The adoption of this guidance did not change, nor would it be expected to change, the conclusions reached in periodic impairment evaluations for goodwill; moreover, the Company utilized the traditional two-step quantitative approach for its single reporting unit.

(31) Government Subsidies

Government subsidies represent discretionary cash subsidies granted by local governments to encourage the development of certain enterprises that are established in local special economic regions. The cash subsidies may be received in the form of (i) a fixed cash amount determined and provided by a municipal government to an operating subsidiary for product and service innovation, or (ii) an amount determined as a percentage of the income tax and business tax actually paid by an operating subsidiary.

Cash subsidies have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits and are recognized as other income when received.

For the years ended December 31, 2010, 2011 and 2012, cash subsidies of $58,025, $1,265,182 and $1,514,570 were recognized as other income, respectively.

(32)  Segment reporting

Based on the criteria established by ASC 280, the authoritative accounting guidance for segment reporting, prior to the 2010 Reorganization, the Company operated and managed two principal operating segments, “WVAS” and “Recorded Music”; post 2010 Reorganization, the Company currently operates and manages its business as a single operating segment “Online Advertising” (Note 17).

Business Combinations	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS [Abstract]
Business Combinations Disclosure

3. BUSINESS COMBINATIONS

2010 acquisitions

On January 18, 2010, the predecessor entity Hurray! completed the acquisition of Ku6 Holding and its subsidiaries and VIEs, a leading online video portal in China, pursuant to the share purchase agreement entered into by and among Hurray!, Ku6 Holding and the shareholders of Ku6 Holding dated as of November 26, 2009 by issuing an aggregate of 723,684,204 ordinary shares, of which 44,438,100 replaced the options issued by Ku6 Holding and immediately vested without substantive future service requirements. After the completion of this acquisition, the Company owned 100% of the equity interests of Ku6 Holding and its subsidiaries and VIEs. The total fair value of the shares issued approximated $28.9 million based on the share price on the closing date and the difference amounting to $1,284,766 between the fair value of the 44,438,100 shares issued and the fair value of options issued by Ku6 Holding at acquisition date attributable to the pre-combination portion was recorded as share-based compensation expense in the consolidated statement of operations and comprehensive loss.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition and the purchase price allocation.

Total purchase price:
Ordinary shares issued to acquire all of the outstanding shares of Ku6 Holding	27,101,920
Ordinary shares issued to replace the options issued by Ku6 Holding	1,773,080
Share based compensation related to post combination portion	(1,284,766)
27,590,234

		Amortization period
Aggregate purchase price allocation –Ku6 Holding:
Cash and cash equivalents	329,743
Accounts receivable	3,264,513
Other current assets	811,845
Acquired intangible assets:
Trademark	24,901,940	20 years
Software technology	2,197,230	7 years
Customer base	1,464,820	5 years
Non-current deferred tax liability	(4,826,059)
Goodwill	6,232,770
Property and equipment, net	3,652,599
Other non-current assets	937,485
Current liabilities	(11,376,652)
Total	27,590,234

Total identifiable intangible assets acquired upon consolidation mainly included trademark(s), software technology, and customer base, which have a weighted average amortization period of 18.2 years.

Goodwill primarily represented the expected synergies from combining operations of the Company and Ku6 Holding, which are complementary in a way to each other, and any other intangible benefits that do not qualify for separate recognition. Such goodwill is not deductible for tax purposes. The fair value of intangible assets was measured primarily by the income approach taking into consideration historical financial performance and estimates of future performance of Ku6 Holding’s business.

Ku6 Holding is subject to claims and litigation which may arise in the normal course of business. As of and subsequent to the acquisition date on January 18, 2010, Ku6 Holding was involved in a number of cases in various courts and arbitrations. These cases are substantially related to alleged copyright infringement arising before the acquisition. Accordingly, liabilities from contingencies assumed of $1,631,359 in relation to those cases were recognized in the current liabilities upon acquisition. The compensation amount was based on judgments handed down by the court and out-of-court settlements or management’s best estimation based on the historical actual compensation amount in recent years and the advice from PRC counsel. There are no accruals for any additional losses related to unasserted claims as there was no manifestation of claims and the amount cannot be reasonably estimated.

The Company completed its acquisition of Ku6 Holding on January 18, 2010 and began to consolidate the financial statements of Ku6 Holding upon unilateral control from February 1, 2010. The amount of Ku6 Holding’s consolidated revenue and net loss for the eleven months ended December 31, 2010 included in the statements of operations and comprehensive loss was $14,101,171 and $45,165,985.

The following unaudited pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2010, as if the acquisition of Ku6 Holding had occurred as of January 1, 2010 and after giving effect to purchase accounting adjustments primarily relating to the amortization of intangibles. The following pro forma financial information has been prepared for comparative purpose only and is not necessarily indicative of the results that would have been had the acquisitions been completed at the beginning of the period presented, nor is it indicative of future operating results.

Year ended December 31, 2010
(unaudited)
Net revenues	16,787,493
Net loss attributable to Ku6 Media Co., Ltd.	(56,033,640)
Loss per ADS- basic and diluted:	(1.81)

The pro forma net loss for the year ended December 31, 2010 includes $1,851,951 for the amortization of identifiable intangible assets arising from the acquisition of Ku6 Holding.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS [Abstract]
Discontinued Operations Disclosure

4. DISCONTINUED OPERATIONS

Disposal of WVAS and recorded music businesses (2010 Reorganization)

In May 2010, the Company disposed of Huayi Music to Huayi Media for RMB 34,450,000 (equivalent to $5,045,754) in cash and in August 2010, the Company disposed all of its WVAS and remaining recorded music businesses to Shanda for $37,243,904 in cash. See Note 2(1).

A summary of the major financial information for the discontinued operations of WVAS and recorded music businesses as of August 31, 2010 and for the eight month period ended August 31, 2010 is set out below:

August 31, 2010
Current assets:
Cash	24,948,577
Accounts receivable, net of allowance	5,402,738
Prepaid expenses and other current assets	2,610,863
32,962,178
Non-current assets:
Property and equipment, net	943,258
Intangible assets	766,847
Goodwill	1,998,821
Other non-current assets	300,532
4,009,458
Current liabilities:
Accounts payable	4,337,542
Accrued expenses and other current liabilities	7,034,894
11,372,436
Non-current liabilities:
Non-current deferred tax liabilities	186,528
Other non-current liabilities	12,322
198,850

Non-controlling interests:	1,717,533
Eight months ended August 31, 2010

Total net revenues	14,844,408
Loss from operations	(3,460,316)
Income tax benefit (expense)	25,584
Net loss	(3,382,438)

Less: Net loss attributable to non-controlling interests	243,666
Net loss from discontinued operations, net of tax	(3,138,772)
Gain from disposal of Huayi Music, net of tax	4,486,786

Total net income from discontinued operations, net of tax	1,348,014

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets Disclosure

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	December 31, 2011	December 31, 2012

Prepaid expenses	431,560	309,503
Advances to suppliers	242,932	158,825
Staff advances and other receivables	209,852	55,053
	884,344	523,381

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment Disclosure

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of:

	December 31, 2011	December 31, 2012

Furniture and office equipment	1,055,377	696,780
Telecommunications equipment	3,450,208	4,699,800
Leasehold improvements	1,230,327	1,344,800
	5,735,912	6,741,380
Less: Accumulated depreciation and amortization	(2,143,167)	(3,823,268)
	3,592,745	2,918,112

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was $3,265,975, $3,409,647 and $1,941,761, respectively.

The Company acquired $1,231,013 in additional property and equipment in 2012 (2011: $2,428,694).

Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Acquired Intangible Assets Disclosure

7. ACQUIRED INTANGIBLE ASSETS, NET

	December 31, 2011
	Gross carrying amount	Accumulated amortization	Intangible assets abandonment (Note 2(16))	Net carrying amount

Trademark	24,901,940	(2,386,436)	—	22,515,504
Technology	2,197,230	(601,623)	—	1,595,607
Customer list	1,464,820	(415,032)	(1,049,788)	—
Software technology	823,273	(507,685)	(315,588)	—
	29,387,263	(3,910,776)	(1,365,376)	24,111,111

	December 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount

Trademark	24,901,940	(3,631,533)	21,270,407
Technology	2,197,230	(915,513)	1,281,717
	27,099,170	(4,547,046)	22,552,124

Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $2,000,237, $1,787,796 and $1,558,987, respectively.

Following the Company’s business strategy adjustment during 2011, the Company appointed Shengyue as its primary agency for online advertising sales. As a result, the customer list intangible associated with the original business model was abandoned by the Company, and the unamortised balance was written off through general and administrative expenses.

In relation to the disposition of 80% of the equity interests in Yisheng (Note 2(1)(a)) during 2011, the software technology intangible assets related to Yisheng was fully impaired. The unamortised balance was written off through general and administrative expenses.

Assuming no subsequent impairment of the identified intangible assets recorded as of December 31, 2012, amortization expenses for the net carrying amount of intangible assets are expected to be as follows in future years.

2013	1,558,987
2014	1,558,987
2015	1,558,987
2016	1,558,987
2017 and later	16,316,176
22,552,124

Investments in Equity Affiliates	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN EQUITY AFFILIATES [Abstract]
Investments in Equity Affiliates Disclosure

8. INVESTMENTS IN EQUITY AFFILIATES

In August 2011, the Company disposed of an 80% equity interest to related parties and a then employee of the Company, and retained a 20% equity interest in Yisheng (Note 2(1)(a)). The Company evaluated its remaining interest in Yisheng under relevant guidance in ASC 810 and ASC 323, pertaining to consolidation and equity method accounting, respectively. The Company determined that it does not have a controlling financial interest in the investee, but rather possesses significant influence. Accordingly, the Company has accounted for this investment under the equity method. The investment was recorded based on the interest percentage of Yisheng’s equity fair value after reflecting a capital contribution by Shanda to Yisheng. As of December 31, 2012, the investment in Yisheng had been reduced to nil as a result of the Group’s equity share of losses and after giving effect to the impact of foreign currency translation.

	December 31, 2010	Equity Investment	Share of loss	Foreign currency translation	December 31, 2011

Equity interest in Yisheng	—	522,252	(263,313)	(3,658)	255,281

	December 31, 2011	Share of loss	Foreign currency translation	December 31, 2012

Equity interest in Yisheng	255,281	(252,585)	(2,696)	—

Goodwill	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Goodwill Disclosure

9. GOODWILL

The changes in the carrying amount of goodwill from significant acquisitions are as follows.

January 1, 2011	6,896,340
Goodwill transferred out due to disposal of Yisheng	(663,570)
December 31, 2011	6,232,770
Changes in goodwill	—
December 31, 2012	6,232,770

ASC Topic 350 requires that the goodwill impairment assessment be performed at the reporting unit level. The Company performed an impairment test at the reporting unit level and concluded that there was no impairment as to the carrying value of goodwill as of December 31, 2010, 2011 and 2012.

When available, the Company uses observable market data, including pricing on recent closed market transactions, to determine the fair value of its reporting unit(s) and compares such data with carrying amounts of its reporting unit(s) to assess any potential goodwill impairment. The fair value of reporting units was determined based on the market capitalization of the respective entities as of the valuation date. When there is little or no observable market data, the Company measures the fair value of each reporting unit primarily using the income approach and using the market approach as a validation of the value derived from income approach. The market approach included using financial metrics and ratios of comparable public companies. When the goodwill is determined to be impaired, the Company uses an income approach including discounted cash flow modeling for each reporting unit and unobservable inputs including assumptions of projected revenue, expenses, capital spending, and other costs, as well as a discount rate calculated based on the risk profile of the related industry to determine the amount of any impairment.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements Disclosure

10. FAIR VALUE MEASUREMENTS

As of December 31, 2011 and December 31, 2012, the carrying amount of the Company’s cash and cash equivalents, accounts receivable, prepayments and other current assets, amounts due from/to related parties, short-term borrowings, accounts payable and accrued expenses and other current liabilities approximated fair value due to their short maturities. Accounts receivable, prepayments and other current assets, amounts due from/to related parties, accounts payable, and accrued expenses and other current liabilities, which are measured at carrying value, would represent Level 3 fair value measurement if carried at fair value due to the presence of significant unobservable inputs. In a similar fashion, the Company’s cash and cash equivalents and short-term borrowings would represent Level 2 measurements due to the presence of significant observable inputs such as interest rates.There are no financial assets or liabilities that are being measured at fair value on a recurring basis at December 31, 2011 or December 31, 2012.

On a non-recurring basis, the Group tests its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of a long-lived asset may not be recoverable. The Company measures the fair value of long-lived assets based using discounted cash flow modelling and unobservable inputs including assumptions of projected revenue, expenses, capital spending, and other costs, as well as a discount rate calculated based on the risk profile of the online video industry. During the years ended December 31, 2010, 2011 and 2012, the Group recognized impairment losses of nil, $1.4 million and nil for its intangible assets, respectively. The Group has not presented tabular disclosures or further qualitative information regarding fair value for these level 3-classified assets because the related assets have been fully written off in 2011; accordingly, the related fair values are zero since then. See Note 7 to the Consolidated Financial Statements for additional information of the impairment provision relating to the acquired intangible assets.

Short-term Borrowings	12 Months Ended
Dec. 31, 2012
SHORT-TERM BORROWINGS [Abstract]
Short-term Borrowings Disclosure

11. SHORT-TERM BORROWINGS

On September 28, 2011, the Company entered into an agreement with a PRC bank to borrow RMB20 million ($3,177,680) for the period from September 29, 2011 to September 28, 2012. The interest rate was 6.89% per annum. The loan was pledged by a certificate of deposit of $3.6 million reflected as restricted cash. The Company repaid this short-term borrowing in 2012.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities Disclosure

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31, 2011	December 31, 2012

Accrued litigation provision	2,683,968	2,077,753
Accrued payroll	2,675,282	1,951,347
Accrued professional service fees	978,602	1,766,673
Accrued welfare benefits	1,297,147	1,367,536
Advances from customers	722,553	415,475
Business tax payable	472,534	287,365
Value-added tax payable	—	158,292
Other accrued expenses	713,719	891,605
Other taxes payable	472,845	437,438
	10,016,650	9,353,484

Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Related Party Transactions and Balances Disclosure

13. RELATED PARTY TRANSACTIONS AND BALANCES

Related Parties of Ku6 Media Co., Ltd. (both pre- and post-2010 Reorganization)

Entity	Relationship to Ku6 Media Co., Ltd.
Shanda Interactive Entertainment Limited (“Shanda”)	Controlling shareholder
Shanda Computer (Shanghai) Co., Ltd. (“Shanda Computer”)	Wholly owned affiliate of Shanda
Shanghai Shulong Computer Technology Co., Ltd. (“Shanghai Shulong Computer”)	Consolidated affiliate of Shanda Games Limited
Shanghai Shulong Technology Co., Ltd. (“Shanghai Shulong”)	Consolidated affiliate of Shanda Games Limited
Chengdu Jisheng Technology Co., Ltd. (“Chengdu Jisheng”)	Wholly owned affiliate of Shanda
Shanghai Shengyue Advertising Co., Ltd. (“Shengyue”)	Wholly owned affiliate of Shanda
Shanda Media Group Ltd. (“Shanda Media”)	Wholly owned affiliate of Shanda
Shanda Capital Limited. (“Shanda Capital”)	Wholly owned affiliate of Shanda
Shanda Games Ltd. (“Shanda Games”)	Affiliate under common control of Shanda
Hurray! Media Co., Ltd.	Wholly owned affiliate of Shanda
Seed Music Group Limited	Wholly owned affiliate of Shanda
Hurray! Solutions Ltd.	Wholly owned affiliate of Shanda

Post-2010 Reorganization Related Party Activities

Following the Reorganization in August 2010, the Group receives advertising revenues from and pays promotional service fees to companies under common control by Shanda. Accordingly, certain revenues from the sale of advertising resources to sister entities, and related party costs of revenue, are separately classified in the consolidated statement of operations and comprehensive loss. From time to time, the Group also lends cash resources to (or borrows cash resources from) other companies under common control by Shanda based upon its U.S. or RMB-denominated cash resource positions and the related resources and needs of other companies under common control by Shanda.  These lending (borrowing) transactions are reflected as investing (financing) activities, respectively, in the consolidated statement of cash flows and are reflected in the consolidated balance sheet (and below in this Note) as other receivables due from, or other payables due to, related parties.  A detailed discussion of related party activity pre-dating the 2010 Reorganization is not included herein as such activity relates to operations which have been divested (Note 4).

Annual Related Party Activities

During the years ended December 31, 2010, 2011 and 2012 significant related party transactions occurring during the annual periods were as follows.

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Related party transactions in continuing operations:
Advertising revenue received from companies under common control by Shanda	701,732	8,076,155	12,481,927
Promotion service fee paid to companies under common control by Shanda	376,302	379,465	—
Loan borrowing from Shanghai Shulong Computer Technology Co., Ltd.	—	6,832,012	—
Loan borrowing from Shanghai Shulong Technology Co., Ltd.	3,030,711	6,503,884	—
Loan borrowing from Shanda Computer (Shanghai) Co., Ltd. *	1,565,290	—	—
Loan repayment from Shanda Games Limited	—	—	13,900,000
Loan repayment to Shanghai Shulong Computer Technology Co., Ltd.	—	—	6,769,544
Loan repayment to Shanghai Shulong Technology Co., Ltd.	—	3,189,527	3,135,076
Loan to Shanda Games Limited	3,200,000	14,000,000	—
Loan to Shanda Capital Limited	—	—	470,000
Loan interest income from Shanda Games Limited	—	108,019	246,178
Loan interest income from Shanda Capital Limited	—	—	10,575
Convertible Bond issued to Shanda Media (Note 1)	—	50,000,000	—
Convertible Bond redeemed from Shanda Media (Note 1)	—	50,000,000	—
Interest expense for loan from companies under common control by Shanda	—	688,952	448,011
Interest expense of Convertible Bond issued to Shanda Media (Note 1)	—	375,000	—

*Borrowing is not reflected in “other payables due to related parties” as the liability was incurred by the Company’s formerly consolidated subsidiary Yisheng, which was deconsolidated in 2011 (Note 8).  The loan was assumed by the acquiring parties of Yisheng and de-recognized upon deconsolidation.

The Company entered into a cooperative agreement with Shengyue, a wholly owned subsidiary of Shanda in 2011. Under this agreement, Shengyue was appointed as the Company’s primary agency to secure advertisement from various end advertisers. The Company provides advertising capacity/spots (i.e. headlines, banners, short video, etc) to Shengyue on its online video portal. This cooperative agreement coversed a period of 1 year and 9 months commencing April 1, 2011. During the testing period from April 1, 2011 to June 30, 2011, Shengyue did not guarantee a minimum revenue stream to the Company, nor was the Company obligated for any commission fee. Following the testing period, the “commission free period” started from July 1, 2011 and ended on December 31, 2011, and during the period Shengyue guaranteed minimum advertising revenue for each fiscal quarter to the Company; however, the commission fee was waived in this period. Commencing January 1, 2012, in addition to the guaranteed minimum revenue, the Company was obligated for commission fees based on certain percentages of the advertising revenue volume. There were no commission fees incurred for any historical periods, as the Group enjoyed the commission-free period in 2011 and earned minimum guaranteed revenues in 2012.

In March 2012, the Company provided a $0.5 million unsecured loan to Shanda Capital Limited, a company controlled by Shanda Interactive, which carries an interest rate of 3% per year and was due in March 2013; its terms are in the process of being extended.

Year-End Related Party Balances

At December 31, 2011 and December 31, 2012, the amounts receivable from and payable to related parties included in the consolidated balance sheet mainly represent the outstanding amounts arising from the transactions described in the preceding section.

Accounts Receivable balances due from related parties are as follows:

	December 31, 2011	December 31, 2012

Shanghai Shengyue Advertising Co., Ltd.	2,649,385	4,333,797
Other companies under common control by Shanda	90,794	65,240
	2,740,179	4,399,037

Other balances with related parties are as follows:

	December 31, 2011	December 31, 2012
Other receivables due from related parties
Shanda Games Limited	17,308,019	3,389,567
Hurray! Media Co., Ltd.	1,246,641	1,246,641
Seed Music Group Limited	980,000	980,000
Shanda Capital Limited	—	480,575
Other companies under common control by Shanda	4,609	—
	19,539,269	6,096,783

All amounts due from related parties are non-interest bearing, unsecured and receivable on demand except for the receivables due from Shanda Games Limited and Shanda Capital Limited with an annual interest rate of 3% and from Seed Music Group Limited with an annual interest rate of 0.6%.

	December 31, 2011	December 31, 2012
Other payables due to related parties
Shanghai Shulong Technology Co. Ltd	6,345,068	3,404,497
Shanghai Shulong Computer Technology Co., Ltd	6,832,012	—
Other related party	375,000	375,000
	13,552,080	3,779,497

All amounts due to related parties are non-interest bearing, unsecured and payable on demand with annual interest rates ranging from 5.05% to 6.71%.

Income Taxes	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Income Taxes Disclosure

14. INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.  The subsidiaries or VIEs in the PRC are subject to PRC Enterprise Income Tax at a corporate income tax rate of 25%. There are no reduced tax rates afforded to the Group’s PRC entities.

Provision (benefit) for income taxes is comprised as follows for each annual period.

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31,2012

Current income taxes from discontinued operations	6,229	—	—
Deferred income taxes from discontinued operations	(31,813)	—	—
Current income taxes from continuing operations	—	—	—
Deferred income taxes from continuing operations	(41,172)	(99,479)	—
	(66,756)	(99,479)	—

The principal components of deferred tax assets and liabilities are as follows:

	December 31, 2011	December 31, 2012
Current deferred tax assets (liabilities):
Cost and expense accruals	2,810,508	1,754,349
Revenue recognition	(173,502)	771,061
Less: valuation allowance	(2,637,006)	(2,525,410)
Current deferred tax assets, net	—	—

Non-current deferred tax assets (liabilities):
Depreciation and amortization	1,748,889	631,747
Net operating loss carry forwards	18,450,814	21,146,362
Less: valuation allowance	(20,199,703)	(21,778,109)
Non-current deferred tax assets, net	—	—

Intangible assets	(4,826,059)	(4,826,059)
Non-current deferred tax liabilities	(4,826,059)	(4,826,059)

A reconciliation between the PRC statutory income tax rate of 25% and the Company’s effective tax rate is as follows. The primary driver of the Company’s effective tax rate in each annual period are adjustments to the valuation allowance for deferred tax assets that are, as assessed under ASC 740, likely to not be realized in the foreseeable future.

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Statutory tax rate	25.0%	25.0%	25.0%
Differential statutory tax rates	(3.3)%	(7.9)%	(4.7)%
Non-deductible expenses	0.4%	(7.9)%	(1.5)%
Change in valuation allowance	(22.0)%	(9.0)%	(18.8)%
Effective tax rate	0.1%	0.2%	0.0%

The movement of valuation allowances were as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

At beginning of year	(8,309,621)	(19,122,901)	(22,836,709)
Acquisition of Ku6	(6,123,900)	—	—
Current year additions	(14,292,925)	(4,452,155)	(1,415,765)
Current year reversals	1,404,205	1,591,018	180,965
Transferred out due to disposal of WVAS and recorded music businesses	8,433,935	—	—
Effect of exchange rate changes	(234,595)	(852,671)	(232,009)
	(19,122,901)	(22,836,709)	(24,303,518)

At December 31, 2011 and 2012, tax loss carry forwards (on a gross basis prior to measurement via the tax rate) amounted to approximately $73.8 million and $84.6 million, respectively, which will expire by various years through 2017.  The Company’s tax loss carry forwards exist only in the PRC, where the carry forward period is limited to five years.  The Company determines whether or not a valuation allowance is required at the level of each taxable entity within a tax jurisdiction. A valuation allowance of $22,836,709 and $24,303,518 has been established as of December 31, 2011 and 2012, respectively, in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future. At December 31, 2010, 2011 and 2012, all of the Company’s deferred tax assets were fully reserved through valuation allowances.

As noted in Note 2(25), the Company accounts for the financial statement effects of uncertain tax positions under the provisions of ASC 740-10.  At December 31, 2011 and 2012, there were no liabilities for unrecognized tax benefits as the Company did not have any significant uncertain tax positions requiring recognition and measurement under ASC 740-10.

In accordance with the PRC EIT Law, dividends which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax if and when remitted.

Since there are no undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution at December 31, 2011 and 2012 given the accumulated loss positions of the Company’s subsidiaries, no provision has been made for withholding taxes.  Further, the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business in the PRC.

Repurchase of Shares	12 Months Ended
Dec. 31, 2012
REPURCHASE OF SHARES [Abstract]
Repurchase of Shares Disclosure

15. REPURCHASE OF SHARES

Pursuant to a share repurchase program announced December 30, 2011, the Company’s Board of Directors authorized the Company to repurchase up to US$3.2 million of its outstanding ADSs from time to time, based on market conditions.  In 2012, the Company repurchased and immediately retired a total of 99,585 ADS for aggregate consideration of $97,695 from unrelated third parties, at a weighted average price of $0.98 per ADS.

In a separate transaction distinct from the Company’s ongoing share repurchase program, as authorized by the Company’s Board of Directors, the Company repurchased and immediately retired in July 2012 a total of 269,409,276 ordinary shares and 79,717 ADSs (each ADS representing 100 ordinary shares) formerly held by several former senior members of management and an investment entity controlled by one of those individuals, at a price of $0.0291 per share (US$2.91 per ADS) for a total of $8,071,786.  The Board of Directors had approved this transaction, taking into consideration a number of factors, including but not limited to the following: (i) the nature and timing of such share repurchase, (ii) the repurchase price of those ordinary shares and ADSs, (iii) the possible impact of such share repurchase on the ADS price, (iv) the price movements and liquidity of the Company's ADSs and the stock market environment, (v) the Company's financial condition, and (vi) the Company's plans and alternative uses of its capital resources. The Board of Directors had received a fairness opinion from an independent financial advisor and concluded that the repurchase price of those ordinary shares and ADSs was within a reasonable indicative range of fair value. Given the high volatility of the Company's ADS price, which ranged from $0.90 per ADS to $3.30 per ADS during 2012 (based upon quoted closing prices), coupled with the thinly traded volume, it was not possible to rely solely upon past or current quoted market prices at the time to establish an appropriate indicative range of fair value. Therefore, the fairness opinion considered a range of valuation techniques, coupled with the Company's historical and projected financial results, to establish a reasonable indicative range of fair value, which, based upon the facts and circumstances that existed at the time, supported the repurchase price as was approved by the Board of Directors. This repurchase was approved by shareholders at the annual general meeting of shareholders on July 12, 2012 and consummated on July 13, 2012. All the repurchased shares were cancelled upon repurchase.

The excess of the repurchase price above par value for all repurchase transactions was recorded as a charge to additional paid in capital.

Equity Compensation Plans	12 Months Ended
Dec. 31, 2012
EQUITY COMPENSATION PLANS [Abstract]
Equity Compensation Plans Disclosure

16. EQUITY COMPENSATION PLANS

2004 Share Incentive Plan

Stock options

Ku6 Media’s 2004 Share Incentive Plan (“2004 Plan”) allows the Company to offer incentive awards to employees, directors, consultants or external service advisors of the Company. Under the terms of the Plan, options were generally granted at prices equal to or greater than the fair market value on the grant date, expire 10 years from the date of grant, and generally vest over 3-4 years.

Stock options under these plans were all granted prior to 2006 and as of January 1, 2006 all granted stock options were vested. There were 43,746,700 and 34,669,372 options outstanding as of December 31, 2011 and 2012, respectively. Pursuant to the resolution of the Company’s board on December 3, 2010, the 185,550,800 remaining ordinary shares available for future grants under the 2004 Plan were terminated and unavailable for future use.

The movements in stock options under the 2004 Share Incentive Plan as of and for the years ended December 31, 2010, 2011 and 2012 are set out below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2010	45,582,700	0.080	3.63	147,478
Granted	—	—	—	—
Exercised	(450,000)	0.045	—	—
Cancelled or Expired	(548,000)	0.113	—	—
Outstanding at December 31, 2010	44,584,700	0.080	2.63	226,985
Granted	—	—	—	—
Exercised	(150,000)	0.025	—	—
Cancelled or Expired	(688,000)	0.096	—	—
Outstanding at December 31, 2011	43,746,700	0.079	1.62	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(9,077,328)	0.025	—	—
Outstanding at December 31, 2012	34,669,372	0.094	0.89	—
Vested and expected to vest at December 31, 2012	34,669,372	0.094	0.89	—
Vested and exercisable at December 31, 2012	34,669,372	0.094	0.89	—

The aggregate intrinsic values are calculated as the differences between the market value of $0.0495, $0.0120 and $0.0106 of ordinary shares as of December 31, 2010, 2011 and 2012, respectively, and the exercise prices of the shares. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was approximately nil.

2010 Equity Compensation Plan

In December 2010, the Company authorized an equity compensation plan (“2010 Equity Compensation Plan”) that provides for issuance of options to purchase up to 698,381,300 ordinary shares of the Company. Under the 2010 Equity Compensation Plan, the directors may, at their discretion, grant any officers (including directors) and employees of the Company and/or its subsidiaries, and individual consultant or advisor (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or the Company’ ordinary shares, equals to the excess of the fair market value of the Company’ ordinary shares, or (iii) other types of compensation based on the performance of the Company’ ordinary shares.

On December 4, 2010, the Company granted stock options to purchase up to 516,750,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0568 per share equivalent to the average market value in the previous fifteen trading days of the grant dates to its employees, senior management and directors. Of all the stock options granted, 272,850,000 were granted to senior management and 243,900,000 were granted to directors and employees. The contract term of the options granted to the directors and employees is six years and the contract term of the options granted to senior management is seven years.

On February 24, 2011, the Company granted stock options to purchase up to 62,000,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0392 per share to its employees, senior management and directors. Of all the stock options granted, 9,000,000 ordinary shares were granted to directors of the company and 53,000,000 were granted to the senior management and employees of Shanda. The contract term of the options is six years.

On July 6, 2011, the Company granted stock options to purchase up to 147,643,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.03083 per share to its employees. The contract term of the options is six years.

On August 23, 2011, the Company granted stock options to purchase up to 162,500,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0227 per share to its employees, senior management and directors. Of all the stock options granted, 112,000,000 were granted to senior management of the company, 15,000,000 were granted to directors of the company, and 35,500,000 were granted to the senior management and employees of Shanda. The contractual term of the options is six years.

On October 14, 2011, the Company granted stock options to purchase up to 21,000,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0188 per share to its senior management. The contract term of the options is six years.

On August 28, 2012, the Company granted stock options to purchase up to 28,500,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0116 per share to its employees. The contract term of the options is six years.

As of December 31, 2012, 393,125,300 ordinary shares were available for future grants under the 2010 Equity Compensation Plan.

The options granted to directors and employees vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the grant date as stipulated in the stock option agreements.

The options granted to senior management vest in 16 instalments.  The first 2 of 16 instalments - options earned in the first two quarters after the grant date - shall vest and become exercisable at the first anniversary of the grant date.  There are no performance conditions attached to the first 2 instalments. For each quarter during the four-year period after the grant date (the “Performance Period Start Date”), one 1/16th instalment of the total options have the opportunity to be earned for each quarter contingent on the achievement of positive quarterly operating income for the quarter, provided the aggregate number of options earned in the Performance Period shall not exceed 14 of the 16 instalments comprising the total options granted. On each of the first, fourth, eighth and twelfth quarter earnings release dates from the first quarter of the Performance Period, all of the earned options during the four quarters preceding such earnings release date shall vest and become exercisable, in each case, provided that the employment with the Company remains on such vesting date.

In relation to the business strategy adjustments in 2011 (Note 1), the Company significantly reduced its sales forces, and certain directors, senior management and employees resigned from the Company.  Accordingly, the options granted to such directors, senior managements and employees were forfeited.

In accordance with ASC Topic 718, the Company recognizes share-based compensation expense for the options granted to directors and employees as well as the options to senior management vested only based on passage of time and continued employment with the Company, net of a forfeiture rate, using the straight-line method. For the options granted to senior management earned contingent on the achievement of quarterly performance target, the Company recognized share-based compensation expenses for the options earned in each quarter during the Performance Period using the graded-vesting attribution method when the Company concludes that it is probable that the performance targets will be achieved, net of a forfeiture rate.

Share-based compensation expense related to the stock options granted by the Company to its employees, senior management and directors under the 2010 Equity Compensation Plan amounted to $1,231,919 and $463,753 for the year ended December 31, 2011 and 2012, respectively.  Share-based compensation expense related to the option awards granted by the Company to the directors, senior management and employees of Shanda under the 2010 Equity Compensation Plan amounted to $257,230 and $350,761 for the year ended December 31, 2011 and 2012, respectively, which was recognized as a dividend distributed to Shanda.

The movements in stock options under the 2010 Equity Compensation Plan as of and for the years ended December 31, 2010, 2011 and 2012 are set out below.

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2010	—	—	—	—
Granted	516,750,000	0.0568	—	—
Exercised	—	—	—	—
Cancelled or Expired	—	—	—	—
Outstanding at December 31, 2010	516,750,000	0.0568	6.46	—
Granted	393,143,000	0.0281	—	—
Exercised	—	—	—	—
Cancelled or Expired	(507,067,000)	0.0517	—	—
Outstanding at December 31, 2011	402,826,000	0.0352	5.47	—
Granted	28,500,000	0.0116	—	—
Exercised	—	—	—	—
Forfeited	(126,070,000)	0.0367	—	—
Outstanding at December 31, 2012	305,256,000	0.0324	4.57	—
Vested and expected to vest at December 31, 2012	278,013,600	0.0314	4.61	—
Vested and exercisable at December 31, 2012	76,314,000	0.0324	4.57	—

The intrinsic value as of December 31, 2010, 2011 and 2012 is calculated as the difference between the market value of $0.0495, $0.0120 and $0.0106 of ordinary shares as of December 31, 2010, 2011 and 2012 and the exercise prices of the options.

The weighted average grant-date fair value of options granted during the year ended December 31, 2010, 2011 and 2012 were $0.0483, $0.0151 and $0.0076, respectively. Options vested during the years ended December 31, 2011 and 2012 were 27,142,500 and 51,464,000, respectively.

As of December 31, 2012, there was $1.87 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to stock options granted by the Company to its employees, senior management and directors under the 2010 Equity Compensation Plan. This cost is expected to be recognized over a weighted average period of 2.5 years. Total compensation cost may be adjusted for future changes in estimated forfeitures and the probability of the achievement of performance conditions.  As of December 31, 2012, there was $0.92 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to stock options granted by the Company to the employees of Shanda under the 2010 Equity Compensation Plan, which will be recognized as a dividend distributed to Shanda upon the completion of vesting.

The Black-Scholes option pricing model is used to determine the fair value of the stock options granted under the 2010 Equity Compensation Plan.  The Black-Scholes model requires the input of highly subjective assumptions, including the expected stock price volatility and the sub-optimal early exercise factor. The risk-free rate for periods within the contractual lives of the options is based on the U.S. Treasury yield curve in effect at the time of grant. The fair values of stock options were estimated using the following weighted-average assumptions:

	Options Granted in 2010	Options Granted in 2011	Options Granted in 2012
Fair value of ordinary shares ($)	0.0800	0.0186~0.0367	0.0116
Exercise price ($)	0.0568	0.0188~0.0392	0.0116
Expected volatility (%)	60%~65%	75%~82%	100%
Expected dividend yield (%)	0%	0%	0%
Expected term (years)	4~5	3.5~5	3.5
Risk-free interest rate (per annum) (%)	1.9407%~2.6565%	1.2680%~1.9933%	1.2425%

(1) The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.

(2) The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by the Company.

(3) The Company has no history or expectation of paying dividends on its common stock.

(4) Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of the Company’s common stock for a period equal to the expected term preceding the grant date.

Segment Information	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Segment Information Disclosure

17. SEGMENT INFORMATION

The Company follows the provisions of ASC 280, which establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance.

Following the 2010 Reorganization (the disposal of the WVAS and recorded music businesses (Note 2(1)) in August 2010 presented in discontinued operations for all the periods presented herein), the Company has only one operating segment made up of Ku6’s online advertising business (“Online Advertising”), which is presented in the continuing operations section of our consolidated statement of operations. The Group has not disclosed segment information prior to the 2010 Reorganization for the former WVAS and Recorded Music segments due to the disposal thereof; such segment information has no relevance to the Group’s current and future results.

Geographic Information

The Company primarily operates in the PRC and derives all of its revenues from the PRC; all of the Company’s long-lived assets are located in the PRC.

Net Loss Per Share	12 Months Ended
Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
Net Loss Per Share Disclosure

18. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share (1 ADS = 100 Shares):

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Numerator:
Net loss attributable to Ku6 Media Co., Ltd. ordinary shareholders from continuing operations	(52,858,278)	(49,343,907)	(9,491,138)
Net income attributable to Ku6 Media Co., Ltd. ordinary shareholders from discontinued operations	1,348,014	—	—
Net loss attributable to Ku6 Media Co., Ltd.	(51,510,264)	(49,343,907)	(9,491,138)
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	3,096,421,097	4,265,277,638	4,901,279,176
Dilutive effect of potential ordinary shares	—	—	—
Weighted average ordinary shares outstanding for diluted calculation	3,096,421,097	4,265,277,638	4,901,279,176

Weighted-average ADS used in per basic ADS calculations	30,964,211	42,652,776	49,012,792
Dilutive effect of potential ordinary shares	—	—	—
Weighted-average ADS used in per diluted ADS calculations	30,964,211	42,652,776	49,012,792

Loss per share — basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	(0.02)	(0.01)	(0.00)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	0.00	—	—
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	(0.02)	(0.01)	(0.00)

Loss per ADS — basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	(1.71)	(1.16)	(0.19)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	0.04	—	—
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	(1.67)	(1.16)	(0.19)

Incremental ordinary shares with dilutive effect are calculated using the treasury stock method for stock options. Under the treasury stock method, the proceeds from the assumed conversion of options are used to repurchase outstanding ordinary shares using the average fair value for the period.  For incremental ordinary shares associated with convertible debt, dilution is calculated (if necessary) using the if-converted method, which assumes conversion at the beginning of the annual period (or date of issuance of the related debt, if later).

For all periods presented, all potentially dilutive securities associated with the Company’s convertible bond which was issued in Q2 2011 and extinguished in Q3 2011 (Note 1) and all stock options (Note 16) have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the presence of a net loss in each period as the inclusion of such potential common shares would be anti-dilutive.

Concentrations	12 Months Ended
Dec. 31, 2012
CONCENTRATIONS [Abstract]
Concentrations Disclosure

19. CONCENTRATIONS

(1) Dependence on related party revenue

The Company entered into a cooperative agreement with Shengyue, a wholly owned subsidiary of Shanda in 2011. Under this agreement, Shengyue was appointed as the Company’s primary agency to secure advertisement sales from various end advertisers. In 2011 and 2012, 38% and 88% of net revenues, respectively, were derived from Shengyue. If the relationship with Shengyue is terminated or scaled-back, or if Shengyue alters the agency agreement in a way that is adverse to the Company, the Company’s revenue would be adversely affected.

(2) Credit risk

As of December 31, 2011 and 2012, accounts receivable of the online advertising business are typically unsecured and are derived from revenue earned from customers and agencies in China. The risk with respect to accounts receivables is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

	December 31, 2011	December 31, 2012

Accounts receivable	5,194,099	2,240,058
Allowance for doubtful accounts	(4,416,706)	(2,172,972)
Accounts receivable, net of allowance for doubtful accounts	777,393	67,086

The Company generally does not require collateral for its accounts receivable. The movements of the allowance for doubtful accounts were as follows:

Movement of allowance for doubtful accounts

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Balance at beginning of the year	4,015,145	2,437,179	4,416,706
Acquisition of Ku6	101,484	—	—
Provisions	1,976,053	3,637,147	—
Reversed	(501,485)	(177,321)	(2,255,301)
Written off	(53,563)	—	—
Transferred out due to disposal of WVAS and recorded music businesses	(3,100,455)	—	—
Transferred out due to disposal of Yisheng	—	(1,480,299)	—
Translation difference	—	—	11,567
Balance at the end of the year	2,437,179	4,416,706	2,172,972

As part of the Company’s change in the business strategy (Note 1), the Company significantly reduced its sales force and appointed Shengyue as its primary advertisement agency in 2011. As a result of this change, the relationships with some of the Group’s previous advertisement customers were terminated and the Company provided additional allowance for doubtful accounts to reflect the expected uncollectibility in 2011. In 2012, based on continued collections efforts on the doubtful receivables, $2.3 million of amounts previously written down were collected; accordingly, a reversal adjustment was recorded.

Account receivable from Shengyue (Note 13) are unsecured and subject to similar credit risks as accounts receivable related to the external advertising revenue.  The Company has been closely evaluating the credit status and payment cycle of Shengyue.  As of December 31, 2011 and 2012, no allowance for the accounts receivable from Shengyue was provided.

Mainland China Contribution Plan	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
Mainland China Contribution Plan Disclosure

20. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Company in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to accrue for these benefits based on certain percentages of the employees’ salaries. The total amounts charged to the statements of operations and comprehensive loss for such employee benefits were $3,660,438, $2,554,561 and $1,609,711 for the years ended December 31, 2010, 2011 and 2012, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies Disclosure

21. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company entered into leasing arrangements relating to office area and internet bandwidth in 2010, 2011 and 2012. Leasing expenses for the years ended December 31, 2010, 2011 and 2012 were $11,785,743, $10,614,276 and $9,095,530, respectively.

Future minimum lease payments under non-cancellable operating lease agreements are as follows:

Within 1 year	1,210,094
Between 1 and 2 years	1,352,190
Between 2 and 3 years	440,649
Between 3 and 4 years	—
Total	3,002,933

Litigation

The Company is subject to claims and litigation, which may arise in the normal course of business. The Company is involved in a number of cases pending in various courts and arbitration as of December 31, 2012. These cases are substantially related to alleged copyright infringement. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could impact the Company’s future financial results.

The Company has recorded an accrual balance of $2,077,753 in “Accrued expenses and other liabilities” in the consolidated balance sheet as of December 31, 2012 (Note 12). The accrual was based on judgments handed down by the court and out-of-court settlements as of or after December 31, 2012 but related to alleged copyright infringement arising before December 31, 2012.  The accrual was based upon management’s best estimation according to the historical actual compensation amount per video of the Company for the similar legal actions and the advice from PRC counsel. The Company is in the process of appealing certain judgments for which the loss has been accrued.

There are no accruals for any additional losses related to unasserted claims or any other amounts.

Contingencies

The Company accounts for loss contingencies in accordance with ASC 450, “Contingencies”, and other related guidance. Set forth below is a description of certain loss contingencies as well as the opinion of management as to the likelihood of loss.

Current PRC laws and regulations place certain restrictions on foreign ownership of companies that engage in Internet business, including the provision of online video and online advertising services. Specifically, foreign ownership in an Internet content provider or other value-added telecommunication service providers may not exceed 50%.  Since the Company is incorporated in the Cayman Islands, neither the Company nor its PRC subsidiary is eligible to engage in Internet business. To comply with PRC laws and regulations, the Company conducts its operations in China through a series of contractual arrangements entered into among its wholly owned PRC subsidiaries, Beijing Technology, Tianjin Technology and Kusheng. (collectively “wholly owned PRC subsidiaries”), and the consolidated affiliated entities in the PRC, namely Ku6 Beijing Information, Tianjin Information,  Ku6 (Beijing) Cultural Media Co., Ltd. (“Ku6 Cultural”) and Ku6 Network (collectively “consolidated affiliated entities in the PRC”) and their respective shareholders.

Under the equity pledge agreements among our PRC subsidiaries, certain of our consolidated affiliated entities and the shareholders of our consolidated affiliated entities, the shareholders of our consolidated affiliated entities have pledged all of their equity interests in these entities to our relevant subsidiaries by recording the pledge on the shareholder registers of the respective entities.  However, according to the PRC Property Rights Law, which became effective as of October 1, 2007, a pledge is not valid unless it is registered with the relevant local administration for industry and commerce.  Ku6 Information Technology completed the registration of equity pledge on November 13, 2008 and further on November 12, 2012 after an increase of the registered capital. Tianjin Ku6 Network, Ku6 Cultural, and Tianjin information completed their registration of equity pledges on January 20, 2012, October 10, 2012, and February 20, 2013, respectively.

Ku6 Beijing Information, Tianjin Information, Ku6 Cultural and Ku6 Network hold the licenses and permits necessary to conduct our online video, online advertising and related businesses in China.  In the opinion of management, (i) the ownership structure of the Company, its wholly owned PRC subsidiaries and the consolidated affiliated entities in the PRC are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the consolidated affiliated entities in the PRC are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the consolidated affiliated entities in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations.

Under PRC Ministry of Commerce (“MOFCOM”) security review rules promulgated in September 2011, a national security review is required for certain mergers and acquisitions by foreign investors raising concerns regarding national defense and security. Foreign investors are prohibited from circumventing the national security review requirements by structuring transactions through proxies, trusts, indirect investment, leases, loans, control through contractual arrangements, or offshore transactions. Management has concluded there is no need to submit the existing contractual arrangements with the consolidated affiliated entities in the PRC and their shareholders to the MOFCOM for national security review based upon analysis of the rules. However, there are substantial uncertainties regarding the interpretation and application of the MOFCOM security review rules, and any new laws, rules, regulations or detailed implementation measures in any form relating to such rules. Therefore, the Company cannot be assured that the relevant PRC regulatory authorities, such as the MOFCOM, would not ultimately take a contrary view to the opinion of management and the Company’s PRC legal counsel. If the MOFCOM or other PRC regulatory authority determines that the Company needs to submit the existing contractual arrangements with the consolidated affiliated entities in the PRC and their shareholders for national security review, the Company may face sanctions by the MOFCOM or other PRC regulatory authority, which may include, among others, requiring the Company to restructure its ownership structure, discontinuation or restriction of operations in the PRC, or invalidation of the agreements that the wholly owned PRC subsidiaries have entered into with the consolidated affiliated entities in the PRC and their shareholders.

In such case, the Company may not be able to operate or control business in the same manner as it currently does, and therefore, may not be able to consolidate the affiliated entities in the PRC. In addition, the relevant regulatory authorities would have broad discretion in dealing with such violations which may adversely impact the financial statements, operations and cash flows of the Company (including restrictions on the Company to carry out business).

If the consolidated affiliated entities in the PRC and their shareholders fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under PRC laws. The PRC laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and may materially and adversely affect the results of operations and the financial position of the Company.

In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the consolidated affiliated entities in the PRC is remote.

Restricted Net Assets	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
Restricted Net Assets Disclosure

22. RESTRICTED NET ASSETS

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s VIE subsidiaries can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserves. The statutory general reserve fund requires annual appropriations of 10% of net after-tax income to be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries and affiliates are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately $52.7 million, or 157.0% of the Company’s total consolidated net assets as of December 31, 2012. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries and affiliates for working capital and other funding purposes as all business is principally conducted inside the PRC, the Company may in the future require additional cash resources from our PRC subsidiaries and affiliates due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s ordinary shareholders. Accordingly, the Company has included Schedule I in accordance with Regulation S-X promulgated by the United States Securities and Exchange Commission.

Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2012
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
Condensed Financial Information of Parent Company Only Disclosure

KU6 MEDIA CO., LTD. (FOMERLY KNOWN AS HURRAY! HOLDING CO., LTD.)

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I
BALANCE SHEET

	December 31, 2011	December 31, 2012
	(in U.S. dollars, except number of shares)
Assets
Current assets:
Cash and cash equivalents	7,754,457	5,219,295
Prepaid expenses and other current assets	434,230	312,174
Amount due from subsidiaries and variable interest entities	—	3,003,202
Amount due from related parties	19,534,641	6,096,800
Total current assets	27,723,328	14,631,471
Investments in subsidiaries	27,155,056	21,046,640
Total assets	54,878,384	35,678,111

Liabilities and shareholders’ equity
Accrued expenses and other current liabilities	942,423	664,896
Amounts due to subsidiaries and variable interest entities	2,707,933	1,071,669
Amount due to related parties	375,000	375,000
Total current liabilities	4,025,356	2,111,565

Shareholders’ equity:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 5,019,786,036 and 4,732,446,560 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	250,939	236,575
Additional paid-in capital	184,874,259	177,182,895
Accumulated deficit	(132,449,371)	(141,940,509)
Accumulated other comprehensive loss	(1,822,799)	(1,912,415)
Total shareholders’ equity	50,853,028	33,566,546
Total liabilities and shareholders’ equity	54,878,384	35,678,111

KU6 MEDIA CO., LTD. (FOMERLY KNOWN AS HURRAY! HOLDING CO., LTD.)

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I
STATEMENT OF OPERATIONS

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
	(in U.S. dollars, except number of shares)
Operating expenses:
Product development	150,584	603,879	278,168
Selling and marketing	160,231	(31,880)	30,773
General and administrative	4,072,134	2,433,905	1,119,757
Total operating expenses	4,382,949	3,005,904	1,428,698
Loss from operations	(4,382,949)	(3,005,904)	(1,428,698)
Interest income	9,404	112,416	349,525
Interest expense	—	(375,000)	—
Other income	205,043	—	—
Foreign exchange loss	(38,767)	(9)	(15,589)
Equity in losses of subsidiaries	(47,302,995)	(46,075,410)	(8,396,376)
Net loss	(51,510,264)	(49,343,907)	(9,491,138)

KU6 MEDIA CO., LTD. (FOMERLY KNOWN AS HURRAY! HOLDING CO., LTD.)

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I
STATEMENTS OF CASH FLOWS

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
	(in U.S. dollars, except number of shares))
Operating activities:
Net loss	(51,510,264)	(49,343,907)	(9,491,138)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,891,931	1,231,919	463,753
Share-based compensation cost in relation to disposition of Yisheng	—	522,251	—
Equity in losses of subsidiaries	47,302,995	46,075,410	8,396,376
Prepaid expenses and other current assets	(106,581)	(193,214)	122,056
Amounts due from subsidiaries and variable interest entities	—	—	(1,645)
Amount due from related parties	(942,919)	(1,692,875)	(92,159)
Other payables and accruals	4,738	(323,956)	(277,527)
Amounts due to subsidiaries and variable interest entities	2,381	(77,833)	(4,013,840)
Amounts due to related parties	—	375,000	—
Net cash used in operating activities	(3,357,719)	(3,427,205)	(4,894,124)

Investing activities:
Decrease of short-term investments	10,000,000	—	—
Proceeds from disposal of subsidiary	37,243,901	—	—
Loan to subsidiaries	(53,418,876)	(5,762,569)	(3,001,557)
Loan to related parties	(3,200,000)	(14,108,019)	(470,000)
Repayment of loans to related parties under common control of Shanda	—	—	14,000,000
Investment in subsidiary	—	(30,000,000)	—
Net cash provided by (used in) investing activities	(9,374,975)	(49,870,588)	10,528,443

Financing activities:
Proceeds from exercise of options	20,350	3,750	—
Proceeds from issuance of ordinary shares to Shanda	—	50,000,000	—
Proceeds from issuance of Convertible Bond to Shanda	—	50,000,000	—
Cash paid for redemption of Convertible Bond to Shanda	—	(50,000,000)	—
Repuchase of ordinary shares	—	—	(8,169,481)
Net cash provided by (used in) financing activities	20,350	50,003,750	(8,169,481)
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net decrease in cash and cash equivalents	(12,712,344)	(3,294,043)	(2,535,162)
Cash and cash equivalents, beginning of year	23,760,844	11,048,500	7,754,457
Cash and cash equivalents, end of year	11,048,500	7,754,457	5,219,295

Note

Basis for Preparation

The condensed financial statements of the Company have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Financial Information of the Parent Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company records its investment in subsidiaries under the equity method of accounting. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investment in subsidiaries” and the profit of the subsidiaries is presented as “Equity in losses of subsidiaries” on the statement of operations.

These statements should be read in conjunction with the notes to the consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation

(1) Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

As a result of the disposal of Huayi Music in May 2010 and the 2010 Reorganization, the consolidated financial statements for the year ended December 31, 2010 reflect the WVAS and recorded music businesses as discontinued operations and reflect the Yisheng merger as a common control transaction.

(a) Acquisition under common control

The acquisition of Yisheng’s online audio business from Shanda was accounted for as a common control transaction as Hurray! was under the control of Shanda since the Company was acquired by Shanda in July 2009.  Accordingly, the accompanying consolidated financial statements have been prepared as if the acquisition of Yisheng had been in effect since the inception of common control, which is the date that the Company (formerly known as Hurray!) was consolidated into Shanda’s consolidated financial statements on August 31, 2009. Therefore, total assets and liabilities, as well as the non-controlling interests of Yisheng, were recorded at the carrying amount as capital contribution from Shanda in equity. The fair value of the 415,384,615 ordinary shares issued by the Company amounting to $12,461,538 was recorded through equity as a deemed distribution to Shanda in 2010.

In connection with the acquisition of 75% of the equity interests in Yisheng from Shanda, the Company issued 138,461,539 ordinary shares to acquire the remaining 25% of the equity interests in Yisheng from non-controlling shareholders in August 2010. This transaction was accounted for as an equity transaction in 2010 and the difference between the fair value of the ordinary shares issued amounting to $4,153,846 and carrying amount of the non-controlling interest was recognized as a decrease in additional paid-in capital attributable to the Company in accordance with Accounting Standards Codification (“ASC”) 810.

In August 2011, the Company disposed of 80% of its (previously 100%) equity interest in Yisheng by contributing a 60% stake in Yisheng to affiliates of Shanda. A remaining 20% stake, to arrive at the 80% disposed, was granted to a then-employee of Ku6 (20%). The Company’s interest in Yisheng was 20% at December 31, 2011 and 2012. As a result of the previous capital transaction related to Yisheng and the loss of a controlling financial interest, the Company deconsolidated Yisheng and recorded its remaining interest in Yisheng as an investment subject to the equity method of accounting (Note 8).

Given the presence of common control from parent Shanda, the disposition of the 60% to the related Shanda entities was accounted for as a common control transaction. Therefore, the gain on deconsolidation of Yisheng amounting to $1,373,190 (a gain due to the de-recognition of the net liabilities of the Yisheng business) was recorded in stockholders’ equity as a contribution from Shanda in 2011. At the time of deconsolidation, a Shanda affiliate receiving a portion of the contributed stake also made a capital investment of cash in Yisheng resulting in a higher equity fair value ascribed to Yisheng immediately prior to the deconsolidation. The 20% equity interest in Yisheng transferred to the then-employee of Ku6 was recorded as a compensation charge of $522,251 based on Yisheng’s equity fair value subsequent to the injection of capital from a Shanda affiliate, and was included in general and administrative expenses.

(b) Disposal of WVAS and recorded music businesses

As mentioned above, the Company completed the disposal of Huayi Music to Huayi Media for RMB 34,450,000 (equivalent to $5,045,754) in cash in May, 2010 and the corresponding disposal gain of Huayi Music recognized in 2010 was $4,486,786. The disposal of WVAS and recorded music businesses under common control was consummated in August, 2010. The difference of $13,561,087 between the cash consideration received from Shanda of $37,243,904 and the carrying amount of the assets,  liabilities and non-controlling interests and redeemable non-controlling interest of WVAS and recorded music business of $23,682,817 and the corresponding cumulative translation difference of $10,344,330 was accounted for as a contribution by Shanda in additional paid in capital in 2010. No gain or loss was recognized in 2010.

A summary of the major financial information for the discontinued operations of the WVAS and recorded music businesses for the eight month period ended August 31, 2010 is set out below:

Eight months ended August 31, 2010
Net revenues:
Wireless value added services revenue	5,385,985
Recorded music revenue	9,458,423
Total net revenues	14,844,408
Wireless value added services cost	(3,799,581)
Recorded music cost	(6,118,305)
Total cost of revenues	(9,917,886)
Gross profit	4,926,522
Product development	(444,581)
Selling and marketing	(3,397,797)
General and administrative	(4,544,460)
Goodwill impairment	—
Total operating expenses	(8,386,838)
Loss from operations	(3,460,316)
Interest income	42,627
Interest expense	—
Other income	9,667
Loss before income tax benefit (expense), equity in (loss) earnings of affiliated company, impairment for investment in affiliated company	(3,408,022)
Income tax benefit (expense)	25,584
Equity in loss and impairment of affiliated company	—
Impairment for investment in affiliated company	—
Net loss	(3,382,438)
Less: Net loss attributable to the non-controlling interests and redeemable non-controlling interest	243,666
Net loss from discontinued operations, net of tax	(3,138,772)
Gain from disposal of Huayi Music, net of tax	4,486,786

Total net income from discontinued operations, net of tax	1,348,014

According to ASC 205, Discontinued Operations, the effect of discontinued operations has been accounted for retroactively in the consolidated statement of operations and comprehensive loss.

(c) Liquidity

The Group has incurred significant net losses and negative cash flows from operations in recent years.  As of December 31, 2012, the Group’s cash and cash equivalents balance was $13,070,987; for the year then ended, the Group’s net operating cash outflow was $8,086,138, which represented a significant reduction from 2011 net operating cash outflow.  Also, at December 31, 2012, the Group’s accumulated deficit was ($141,940,509) and the excess of current assets over current liabilities (working capital) was $6,379,717.  This working capital included $10,495,820 of accounts receivable and other receivables due from related parties and $3,779,497 of other amounts payable to related parties (Note 13).

The Group’s forecasted revenue in 2013 is primarily derived from a related party advertising agency (Note 13) and cash collection from this revenue source depends on the contractual credit terms agreed to with this agency.

The Group believes that there is sufficient cash and capital resources to fund operations and capital expenditures for at least the next 12 months. Accordingly, the consolidated financial statements have been prepared on a going-concern basis.

Use of estimates

(2) Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent liabilities at the dates of the financial statements. Significant accounting estimates reflected in the Company’s financial statements include accrual for sales rebates, allowances for doubtful accounts, assessment of impairment for long-lived assets and goodwill, assessment of the net realizable value of licensed video copyrights, the useful lives for intangible assets and property and equipment, share-based compensation expense, the recognition and measurement of deferred taxes, and loss contingencies. Actual amounts may differ from these estimates under different assumptions or conditions.

Consolidation

(3) Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All inter-company transactions and balances have been eliminated upon consolidation. Affiliated companies in which the Company has partial ownership and controls more than 20% but less than 50% of the investment are accounted for using the equity method of accounting. The Company’s share of earnings (losses) of such equity investments are included in the accompanying consolidated statements of operations and comprehensive loss.

The Company follows the guidance relating to the consolidation of VIEs in ASC 810-10, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Pre-2010 Reorganization

Prior to the 2010 Reorganization, to comply with PRC laws and regulations that restrict direct foreign ownership of telecommunication service businesses in the PRC, the Company conducted substantially all of its WVAS and recorded music businesses through several VIEs. The VIEs had entered into various agreements with one of Hurray!’s subsidiaries, including exclusive cooperation agreements. Under these agreements, Hurray! through a wholly owned PRC subsidiary, Beijing Hurray! Times Technology Co., Ltd. (“Beijing Hurray! Times”), was the exclusive provider of technical and consulting services to the VIEs. In return, the VIEs were required to pay Beijing Hurray! Times’ service fees for the technical and consulting services received. The technical and consulting service fees could be, and were, adjusted at Hurray!’s discretion depending on the level of service provided. Beijing Hurray! Times was entitled to receive service fees in an amount up to all of the net income of the VIEs. In addition, Beijing Hurray! Times had been assigned all voting rights by the direct and indirect owners of the VIEs through agreements which were valid for ten years and were renewable indefinitely and could not be amended or terminated except by written consent of all parties. Finally, Beijing Hurray! Times had the option to acquire the equity interests of the VIEs if and when legal to do so under PRC laws and regulations. The Company also had extended loans without interest to the registered shareholders to finance their investments in the VIEs. Each of the registered shareholders was a related party of the Company acting as de facto agent for the Company. The direct equity interests in these entities had been pledged as collateral for the loans and when permitted under Chinese laws, the loans were to be repaid by transferring the direct equity interest in these entities to the Company. Therefore, no minority interest was recorded for the registered capital from the registered shareholders.

Hurray! was the considered the primary beneficiary of the VIEs of the WVAS and recorded music businesses because of all the variable interests held by Hurray! and the Company had the power to direct the activities of the VIEs. Therefore the Company consolidated the results of operations of the VIEs of the WVAS and recorded music businesses before they were disposed in 2010.

Post-2010 Reorganization

After the 2010 Reorganization, to comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide advertising services and hold Internet Content Provider (“ICP”) licenses and/or Licenses for Transmission of Audio-Visual Programs through the Internet (“the Licenses”), the Company conducts substantially all of its advertising business through its VIEs. The paid-in capitals of the Ku6 Beijing Information and Ku6 Network were funded by the Company through loans extended to the authorized individuals (“nominee shareholders”) and Tianjin Information was incorporated by Ku6 Beijing Information.

The Company has various agreements with its VIEs, through which the Company holds all the variable interests of the VIEs and has the power to direct the activities of the VIEs. Consequently the Company is the primary beneficiary of these VIEs. Details of certain key agreements with the VIEs are as follows:

Loan Agreements: Beijing Technology, Kusheng and Tianjin Technology have granted interest-free loans to the nominee shareholders with the sole purpose of providing funds necessary for the capital injection of Ku6 Beijing Information, Ku6 Network and Ku6 Culture. The portions of the loans for subsequent capital injection are eliminated with the capital of Ku6 Beijing Information, Ku6 Network and Tianjin Technology during consolidation. The interest-free loans to the nominee shareholders of Beijing Information, Ku6 Network and Ku6 Culture as of December 31, 2012 were RMB20 million, RMB10 million and RMB1 million, respectively. Beijing Technology, Kusheng and Ku6 Cluture are able to require the nominee shareholders to settle the loan amount through the entire equity interest of Ku6 Beijing Information, Ku6 Network and Ku6 Culture and nominate someone else to hold the shares on Beijing Technology, Kusheng and Ku6 Culture’s behalf.

Proxy Agreement: The nominee shareholders of the VIEs irrevocably appointed the Subsidiaries’ officers to vote on their behalf on all matters they are entitled to vote on, including matters relating to the transfer of any or all of their respective equity interests in the VIEs, making all the operational, financial decisions and the appointment of the directors, general managers and other senior management of the VIEs.

Equity Interest Pledge Agreements: The nominee shareholders of the VIEs have pledged their respective equity interests in the VIEs as collateral to secure the nominee shareholders’ obligations under other agreements and for the payment by the VIEs under the exclusive technical consulting and services agreements and the loan agreements. The Pledge Agreements have been registered with the applicable local branches of the State Administration for Industry and Commerce. The nominee shareholders of the VIEs cannot sell or pledge their equity interests to others without the approval from the Subsidiaries, and the nominee shareholders of the VIEs cannot receive any dividends without the approval of Subsidiaries.

Exclusive Call Option Agreements: The nominee shareholders of the VIEs granted the Subsidiaries the exclusive and irrevocable right to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations or at the request of the Company, all of the equity interests in these entities for a purchase price equal to the amount of the registered capital or at the lowest price permitted by PRC laws and regulations. The Subsidiaries may exercise such options at any time. In addition, the VIEs and their nominee shareholders agreed that without the Subsidiaries’ prior written consent, they will not transfer or otherwise dispose of the equity interests or declare any dividends.

Exclusive Business Cooperation Agreements: The Subsidiaries are the exclusive provider of the technical, consulting and related services and information of the VIEs.  Under these arrangements, the Subsidiaries have the unilateral right to charge service fees to the VIEs to recover substantially all of the VIEs’ profits.

As a result of the above contractual agreements, the Company determined that it has the power to control the economic activities most significant to the VIEs and is the primary recipient of the economic rewards or risks, as the case may be.  As such, the Company consolidates the VIEs as required by ASC 810-10.

As of December 31, 2011 and 2012, the assets of the VIE subsidiaries were as below:

	December 31, 2011	December 31, 2012

Cash and cash equivalents	193,740	1,617,258
Accounts receivable	3,509,168	4,412,326
Other receivables	3,083,527	—
Property and equipment	1,084,908	421,571
Deposits and other non-current assets	288,151	291,102
Total assets	8,159,494	6,742,257

These balances are reflected in the Group’s consolidated financial statements with intercompany transactions eliminated. Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets freely transferred out of the VIEs. Therefore, the Company considers that there is no asset in any of its consolidated VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC additional paid-in capital of the VIEs in the amount of $4.9 million as of December 31, 2012 (2011: $3.3 million).

As all the VIE subsidiaries are incorporated as limited liability companies under PRC Company Law, creditors thereof do not have recourse to the general credit of the Group for any of the liabilities of the VIE subsidiaries. As of December 31, 2011 and 2012, the liabilities of the VIE subsidiaries were as below:

	December 31, 2011	December 31, 2012

Accounts payable	23,953,679	25,704,847
Accrued expenses and other current liabilities	10,178,926	16,812,895
Other payables due to related parties	13,177,080	3,404,497
Total liabilities	47,309,685	45,922,239

As of December 31, 2012, the total deficit of the VIE subsidiaries was $39.2 million (2011: $39.2 million).

For the years ended December 31, 2010, 2011, and 2012, the summarized operations of the VIEs were as below:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Net revenue	41,570,566	18,744,535	13,956,477
Net loss	8,037,455	25,011,099	1,331,497

Currently there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. However, as the Company is conducting the online advertising business substantially through the VIEs, the Company has, in the past, provided and will continue to provide financial support to the VIEs considering the business requirements of the VIEs and the Company’s own business objectives in the future, which could expose the Company to a loss.

Please refer to “Contingencies” under Note 21 for the risks relating to the VIE arrangements.

Significant risks and uncertainties

(4) Significant risks and uncertainties

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: i) changes in the overall demand for services and products; ii) changes in business offerings; iii) competitive pressures due to new entrants; iv) advances and new trends in new technologies and industry standards; v) changes in bandwidth suppliers; vi) relying on Shengyue as the primary advertisement agency; vii) regulatory considerations; viii) copyright regulations; and ix) risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

Fair value

(5) Fair value

The Group follows ASC Topic 820, “Fair Value Measurements and Disclosures”. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The guidance outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under US GAAP, certain assets and liabilities must be measured at fair value, and the guidance details the disclosures that are required for items measured at fair value.

Financial assets and liabilities are to be measured and disclosed using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect management’s judgments about the assumptions that market participants would use in pricing the assets or liabilities. Management develops these inputs based on the best information available, including their own data.

Business combinations and non-controlling interests

(6) Business combinations and non-controlling interests

The Group accounts for its business combinations using the purchase method of accounting. This method requires that the acquisition cost be allocated to the assets, including separately identifiable intangible assets, and liabilities the Company acquired based on their estimated fair values.

The Group follows ASC 805, “Business Combinations,” with respect to business combinations. Pursuant thereto, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest(s) in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

The Group follows guidance in ASC Topic 810 regarding non-controlling interests. Non-controlling interests are classified as a separate component within equity except for any redeemable securities that are subject to the guidance in Accounting Series Release (“ASR”) Topic 268, Redeemable Preferred Stock. Consolidated net income on a total enterprise basis is adjusted within the statement of operations and comprehensive loss for net income attributed to non-controlling interests and consolidated comprehensive income is adjusted to for comprehensive income attributed to non-controlling interests.

Foreign currency translation

(7) Foreign currency translation

The functional currency and reporting currency of the parent company is the United States dollar (“U.S. dollar”). The Company’s subsidiaries and VIEs use Renminbi (“RMB”) as their functional currency.

Assets and liabilities of the Company’s subsidiaries and VIEs are translated at the current exchange rates quoted by the Federal Reserve Bank of New York in effect at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to the U.S. dollar. Translation adjustments resulting from foreign currency translation to reporting currency are reported as cumulative translation adjustments and recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than the Company’s or its subsidiaries’ or VIEs’ functional currencies are remeasured into the functional currencies at the exchange rates quoted by the People’s Bank of China prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss. Monetary assets and liabilities denominated in foreign currencies are remeasured into the applicable functional currencies using the applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates. All such exchange gains and losses are included in the statements of operations and comprehensive loss.

Pursuant to the People’s Republic of China State Administration of Foreign Exchange (“SAFE”), the conversion of U.S. dollars to RMB is governed as to amount and a uniform exchange rate is set by the People’s Bank of China on a daily basis pegged to a basket of major currencies.  Correspondingly, RMB to U.S. dollar conversion does not carry the same ease as conversion may with other major currencies.  The rates of exchange for the U.S. dollar quoted by the Federal Reserve Bank of New York were RMB 6.2939 on December 30, 2011 and RMB 6.2301 on December 31, 2012.

Cash and cash equivalents

(8) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments placed with bank or other financial institutions with no restriction to withdrawal or use, which have original maturities of three months or less.

Included in the cash and cash equivalents are cash balances denominated in RMB of approximately RMB20,780,927 and RMB137,735,942 (equivalent to approximately $3,335,569 and $21,884,037) as of December 31, 2012 and 2011, respectively.

Restricted cash	(9) Restricted cash Restricted cash mainly represents cash pledged for the loan borrowed from a PRC bank (Note 11), and the pledge period was the same as the loan period.
Allowances for doubtful accounts

(10) Allowances for doubtful accounts

The Company determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected by taking into account an aging analysis of the accounts receivable balances, historical bad debt records, repayment patterns in the prior year, and other factors such as the policies of operators and financial condition of the customer.

Investments in affiliates

(11) Investments in affiliates

Affiliated companies (partially owned affiliates) are entities over which the Company has significant influence, but which it does not control. Investments in affiliated companies are accounted for by the equity method of accounting. Under this method, the Company’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statements of operations. Unrealized gains on transactions between the Company and its affiliated companies are eliminated to the extent of the Company’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated company (no such obligations or payments have been undertaken or made for the periods presented).

The Company continually reviews its investments in affiliated companies to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Company considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the investment is written down to fair value. There were no impairments of such investments for the years ended December 31, 2010, 2011 and 2012.

Property and equipment, net

(12) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Furniture and office equipment	3 years
Telecommunications equipment	3 years
Leasehold improvements	Lesser of original lease term or estimated useful life

Expenditures for maintenance and repairs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations.

Acquired intangible assets, net

(13) Acquired intangible assets, net

An intangible asset is required to be recognized separately from goodwill based on its estimated fair value if such asset arises from contractual or legal right or if it is separable as defined by ASC 805. Acquired intangible assets consist of intangible assets with finite lives, as detailed in Note 7, acquired through direct purchases and various business acquisitions and are amortized on a straight-line basis over their estimated useful economic lives.

The estimated useful economic lives by major intangible asset category used by the Company are as follows.

Trademark	20 years
Technology	7 years
Customer List	5 years
Software technology	5 years

Video production and acquisition costs and licensed video copyrights

(14) Video production and acquisition costs and licensed video copyrights

The Company contracts third parties for the production of, self produces and self-generates video copyrights for content to exhibit on its websites, and also licenses copyrights from other parties for content distribution on its websites ku6.com.

Video production and acquisition costs

Following the guidance under ASC 926-20-25, video production (which mainly include direct production costs and production overhead) and acquisition costs are capitalized, if the capitalization criteria are met, and are stated at the lower of unamortized cost or estimated fair value.

With respect to production and acquisition costs, until the Company can establish estimates of secondary market revenues, capitalized costs for each video produced are limited to the amount of revenues contracted for that video. The costs in excess of revenues contracted for that video are expensed as incurred on an actual basis, and are not restored as assets in subsequent periods. Once the Company can establish estimates of secondary market revenues in accordance with ASC 926-20-35-5(b), it capitalizes subsequent film costs.

Capitalized video production costs are amortized in accordance with the guidance in ASC 926-20-35-1 using the individual-film-forecast-computation method, based on the proportion of the revenues earned in a period to the estimated remaining unrecognized ultimate revenues as of the beginning of that period. The Company estimates total revenues to be earned (“ultimate revenues”) throughout the life of a video. Ultimate revenue estimates for the produced or acquired videos are periodically reviewed and adjustments, if any, will result in changes to amortization rates. Estimates used in calculating the fair value of the self produced content are based upon assumptions about future demand and market conditions. The capitalized costs are subject to assessment for impairment in accordance with ASC 926-20-35-12 to 35-18, if an event or change in circumstances indicates that the fair value is less than unamortized cost.

During each of the three years ended December 31, 2012, video production and acquisition costs did not meet the criteria for capitalization and as a result all the video production costs were expensed as incurred.

Licensed video copyrights

The licensed video copyrights are amortized over their respective licensing periods, which range from 1 to 3 years for all periods presented.

The licensed video copyrights are carried at the lower of amortized cost or net realizable value. Under the net realizable value approach, the Company determines the expected cash inflows that are directly attributed to the content category which comprise of the expected revenues directly attributable to the content category less the direct costs to deliver the content to derive the net realizable value of the asset. The Company writes down the carrying value of the licensed content if the estimated net future direct cash inflows from the licensed video copyrights over the licensing period are lower than the carrying amount.

Amortization and write-down expenses for the year ended December 31, 2012 were nil (2011: $2,200,535) and nil (2011: $1,521,161), respectively.

Goodwill

(15) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets acquired and liabilities assumed as a result of the Group’s acquisitions. The Group’s goodwill is associated with the Group’s single reporting unit as of December 31, 2012.

The Group tests goodwill for impairment by performing a two-step goodwill impairment test, which can be preceded by an optional qualitative assessment to determine if the two-step goodwill impairment test needs to be followed. The optional qualitative assessment relies upon qualitative factors to determine if it is “more likely than not” (more than 50% probable) that the fair value of a reporting unit is less than the carrying value of the reporting unit. The Group did not apply the qualitative assessment and proceeded directly to the two-step test.  The first step compares the calculated fair value of a reporting unit to its carrying amount, including goodwill. If, and only if, the carrying amount of a reporting unit exceeds its fair value as per step one, the second step is executed to compare the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

For each year in the three-year period ended December 31, 2012, fair value exceeded carrying value for the Group’s reporting unit and no further impairment evaluation was necessary

Impairment of long-lived assets

(16) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments are utilized, the timing or the amount of the impairment charges could be different. No impairment provision was recognized in the year ended December 31, 2010; impairment of $1.4 million for a customer list intangible asset was recognized in the year ended December 31, 2011 as further discussed in Note 7; no impairment was recognized in the year ended December 31, 2012.

Financial instruments

(17) Financial instruments

Financial instruments include cash and cash equivalents, accounts receivable, prepayments and other current assets, amounts due from/to related parties, short-term borrowings, accounts payable, and accrued expenses and other current liabilities. As of December 31, 2011 and 2012, their carrying values approximated their fair values because of their generally short maturities. There were no financial assets or liabilities that were measured at fair value at December 31, 2011 or 2012.

Revenue recognition and cost of revenues

(18) Revenue recognition and cost of revenues

In accordance with ASC Topic 605, “Revenue Recognition,” the Company recognizes revenues when the following criteria are met: persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery has occurred and collectability is reasonably assured. Revenues are recorded net of sales taxes.

Online advertising services (post-2010 Reorganization business model)

The Group’s revenues are derived principally from online advertising services, where advertisers (including third parties and related parties) pay to place their advertisements on the Company’s online video platform in different formats. Such formats include but are not limited to banners, buttons, links, pre-roll or post-roll video advertisements.

Advertising contracts are signed to establish the price and advertising services to be provided.  Advertisements are charged either based on the agreed measurement numbers, including but not limited to impressions and clicks, or fixed during a determined period of time. In the former case, the delivery of service occurs when those measurement numbers are achieved. In the latter case, the delivery is not linked to advertisement displays but occurs over the lapse of time.

Under arrangements with the advertisers that includes different formats to be delivered over different periods of time, the Group’s revenue is accounted for using the guidance under ASC 605-25, “Multiple Element Arrangement,”  as such revenue arrangements involve multiple deliverables. The Group sells the advertising services over a broad price range. The Group uses its best estimate of the selling price of each component of a bundled advertising arrangements to allocate the arrangement consideration to the separate units of accounting (deliverables).

Under an arrangement with a related party advertising agency (Note 1 & 13), components of the arrangement include an arrangement for guaranteed advertising revenues and an arrangement for sharing of excess advertising revenues after deducting commission fees earned by the related party advertising agency based upon increasing percentages for additional tiers (layers) of revenues. There were no commission fees incurred for any historical periods, as the Group enjoyed a commission-free period in 2011 and earned minimum guaranteed revenues in 2012. The guaranteed advertising revenues are recognized ratably over varying service periods as governed by the specific agreements with the affiliated advertising agency, as the Group is able to timely obtain information to determine historical advertising revenues as a basis for preparing financial statements.

The Company reports the revenue earned from both related and third party ad agencies based on the net amount after considering the indicators to record revenue gross versus set forth in ASC 605-45, “Principal Agent Considerations.”

The Company makes credit assessments of customers to assess the collectability of contract amounts prior to entering into contracts. For those contracts for which the collectability is assessed as not reasonably assured, the Company recognizes revenue only when cash is received and all revenue recognition criteria are met.

For revenue arrangements contracted with third-party advertising agencies, the Company provides cash incentives in the form of rebates based on volume and performance, and accounts for such incentives as a reduction of revenue in accordance with ASC 605-50-25. The cash incentives to third-party advertising agencies in the years ended December 31, 2011 and 2012 were $1,374,030 and $72,464, respectively.

Costs of advertising revenues consist primarily of employee costs associated with platform operation and share-based compensation, depreciation expenses, internet bandwidth leasing costs, video production costs, and amortization and write-downs of licensed video copyrights.

Wireless value-added services (pre-2010 Reorganization - discontinued operations (Note 2(1))

Wireless value-added service revenues were derived from providing personalized media, games, entertainment and communication services to mobile phone and personal handy phone (collectively “mobile phones”) customers of the various subsidiaries of the three major Chinese operators of telecommunication networks, China United Telecommunications Corporation (“China Unicom”), China Mobile Communications Corporation (“China Mobile”) and China Telecommunications Corporation (collectively, the “Telecom Operators”). Fees for these services, negotiated by network service agreements with the Telecom Operators and indicated in the messages received on mobile phones, were charged on a per-use basis or on a monthly subscription basis, and varied according to the type of services delivered.

The Company contracted with the Telecom Operators for the transmission of wireless services as well as for billing and collection services. The Telecom Operators provided the Company with monthly statements that represented the principal evidence that service had been delivered and triggered revenue recognition for a substantial portion of the Company’s revenue. In certain instances, when a statement was not received within a reasonable period of time, the Company made an estimate of the revenues and cost of services earned during the period covered by the statement based on its internally generated information, historical experience and/or other assumptions that were believed to be reasonable under the circumstances.

The Company measured its revenues based on the total amount paid by mobile phone customers, for which the Telecom Operators billed and collected on the Company’s behalf. Accordingly, the service fees paid to the Telecom Operators were included in the cost of revenues. In addition, in respect of 2G services, the Telecom Operators charged the Company network fees based on a per message fee, which varied depending on the volume of messages sent in the relevant month, multiplied by the excess of messages sent over messages received. These network fees were likewise retained by the Telecom Operators and were reflected as cost of revenues.  The cost of revenues also included fees paid to content providers and marketing partners, maintenance costs related to equipment used to provide the services, bandwidth leasing charges and data center services, alternative channels, media and related Internet costs, operator imposed penalty charges, and certain distribution costs.

The Company evaluated its cooperation arrangements with the Telecom Operators to determine whether to recognize the Company’s revenues on a gross basis or net of the service fees and net transmission charges paid to the Telecom Operators. The Company’s determination was based upon an assessment of whether it acted as a principal or agent when providing its services. The Company concluded that it acted as a principal in each of the arrangements. Factors that support the Company’s conclusion mainly included:

·             the Company was the primary obligor in the arrangement;

·             the Company was able to establish prices within price caps prescribed by the telecommunications operators to reflect or react to changes in the market;

·             the Company determined the service specifications of the services it will be rendering;

·             the Company was able to control the selection of its content suppliers; and

·             The Telecom Operators usually would not pay the Company if users could not be billed or if users did not pay the Telecom Operators for services delivered and, as a result, the Company bore the delivery and billing risks for the revenues generated with respect to its services.

Based on these factors, the Company believed that recognizing revenues on a gross basis was appropriate. However, as noted above, the Company’s reported revenues were net of bad debt charges that had been deducted by the Telecom Operators.

Recorded Music (pre-2010 Reorganization - discontinued operations (Note 2(1))

The Company was in the business of artist development, music production, offline music distribution, and online distribution through WVAS and the Internet. Recorded music revenues were derived from live performances, corporate sponsorship and advertising, online and wireless sales, and offline CD sales.

The Company generated revenues from the sale of CDs either by providing the CD master to a distributor or by directly arranging for the volume production and subsequent wholesale of the CDs. In the former case, the Company received a fixed fee, had no further obligations and recognized the fee as revenue when the master CD was provided. In the latter case, the Company shipped the produced CDs to retail distributors and recognized wholesale revenues at the time of shipment less a provision for future estimated returns.

The Company recognized artist performance fees and corporate sponsorship or marketing event fees once the performance or the service had been completed. In accordance with the relevant accounting standards for revenue recognition, corporate sponsorship arrangements involving multiple deliverables are broken into single-element arrangements using residual method for revenue recognition purpose. The Company recognized revenue on the service elements delivered and deferred the recognition of revenue for larger of the contractual cash holdback or the fair value of the undelivered service elements until the remaining obligations had been satisfied. The Company determined the fair value of undelivered service elements based on the price charged for the similar performance or marketing events on a standalone basis. Where the Company acted as the primary obligor in the transaction, revenues were recorded on a gross basis. Where the Company was considered an agent or where the artists separately contract with the event organizer, revenues were recorded on a net basis.

The Company licensed its music to third parties for guaranteed minimum royalty payments and normally received non-refundable upfront licensing fees. In such cases the Company recognized revenue on a straight-line basis over the license period and unrecognized revenues were included in liabilities. When the contract provided for additional payments if revenues exceed the minimum amount guaranteed, such amounts were included in revenues when the Company was notified of its entitlement to additional payments.

The Company incurred costs in producing CD masters, volume CD production, artist and songwriter royalties based on certain percentage of the revenue, and royalties payable to other parties for the use of their work. The cost of record masters, volume CD productions, and royalties paid in advance were recorded in prepaid expenses and other current assets when the sales of the recording were expected to recover the cost and amortized as expenses over the revenue generating period, typically within one year. The decision to capitalize an advance to an artist, songwriter or other party required significant judgment as to the recoverability of these advances. Advances for royalties and other capitalized costs were regularly assessed for recoverability. The costs of ongoing royalties relating to the live performance, corporate sponsorship and advertising, online and wireless sales and offline CD sales to retail distributors were recognized as incurred.

Turnover taxes and related surcharges

The China subsidiaries and VIEs are subject to business tax or value added tax (“VAT”) and related surcharges on the revenues earned for services provided.

Relevant PRC authorities introduced, a turnover tax reform pilot program (the “Pilot Program”)  in selected pilot cities in China for selected industries in 2012, to gradually expand the scope of VAT.  The turnover tax reform pilot program was first implemented in Shanghai effective 1 January 2012.  According to Circular Caishui [2012] No.71 (“Circular 71”), the Pilot Program was expanded to Beijing (effective September 1, 2012) and Tianjin (effective December 1, 2012) where the Group’sadvertising revenues are generated.  Prior to the implementation of the Pilot Program, the Group’s business tax rate for advertising sales was 5% based on the gross advertising revenue before deducting the advertising agencies’ rebate. After the implementation of the Pilot Program in Beijing and Tianjin, the advertising business is now subject VAT rate at 6%. VAT payable on revenues generated by a general VAT taxpayer for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. If any of the Company’s subsidiaries is recognized as a small-scale VAT payer, the applicable VAT rate shall be 3%, and no creditable input VAT can be recognized. Business tax and related surcharges or VAT, as the case may be, are deducted from gross revenues to arrive at net revenues.

Product development expenses

(19) Product development expenses

Product development expenses consist primarily of salaries and benefits for product development personnel, including share-based compensation costs. These costs are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. To date, the Company has essentially completed its development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

General and administrative expenses

(20) General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, bad debt provision, litigation accrual, depreciation, amortization and impairment of intangible assets, professional service fees, share-based compensation, office rental fees, and other expenses.

Sales and marketing

(21) Sales and marketing

Sales and marketing expenses consist primarily of sales and marketing personnel payroll compensation and related employee costs, advertising and market promotion expenses, and other overhead expenses incurred by the Group’s sales and marketing personnel.

Advertising costs

(22) Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $210,987 for the years ended December 31 2010 pertaining to discontinued operations, and have been included in selling and marketing expenses and cost of revenues in discontinued operations. Total advertising expenses related to continuing operations were $6,086,030, $2,493,901 and $553,380 for the years ended December 31, 2010, 2011 and 2012, respectively, and were included in selling and marketing expenses within continuing operations.

Share-based compensation

(23) Share-based compensation

The Group applies ASC 718, which requires all share-based payments to employees and directors, including grants of employee stock options and restricted shares, to be recognized as compensation expense in the financial statements over the vesting periods of the awards based on the fair values of the awards determined at the grant date. The valuation provisions of ASC 718 apply to awards granted after the adoption of ASC 718, to awards granted to employees and directors before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period(s) if actual forfeitures differ from initial estimates.

In accordance with ASC 718, the Group has recognized share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with graded vesting features and service conditions only and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. See Note 16 for further information on stock-based compensation.

Leases

(24) Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases, meaning those meeting the capitalization criteria in ASC 840, “Leases”, are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Company from the leasing company, are charged to the consolidated statement of operations and comprehensive loss on a straight-line basis over the lease periods, as specified in the lease agreements, with reference to the actual number of users of the leased assets, as appropriate.

Taxation

(25) Taxation

Current income taxes are provided for on the taxable income of each subsidiary on the separate tax return basis in accordance with the relevant tax laws.

Deferred income taxes are provided using the liability method in accordance with ASC 740, “Income Taxes”. Under this method, deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period of change. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740-10-25 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company does not have any liabilities for unrecognized tax benefits as of December 31, 2011 or 2012. Were the Company to have such liabilities, interest and penalties would be recognized in tax expenses.

Statutory reserves

(26) Statutory reserves

The Company’s subsidiaries incorporated in the PRC and the VIEs are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

The Company’s subsidiaries must make appropriations to (i) general reserve and (ii) enterprise expansion fund in accordance with the Law of the PRC on Enterprises Operated Exclusively with Foreign Capital. The general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such fund has reached 50% of the company’s registered capital; enterprise expansion fund appropriation is at the PRC subsidiaries’ directors’ discretion. The Company’s VIEs, in accordance with the China Company Laws, must make appropriations to a (i) statutory reserve fund and (ii) discretionary surplus fund. The statutory reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such fund has reached 50% of the company’s registered capital; other fund appropriation is at the VIEs’ directors’ discretion.

The general reserve fund and statutory reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. The enterprise expansion fund can be used to expand production and operations; it also may be used for increasing registered capital.

Appropriations to these funds are classified in the consolidated balance sheets as statutory reserves. No appropriations were made during the years ended December 31, 2010, 2011 and 2012. There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Company does not do so.

Contingencies

(27) Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. See Note 21.

Earnings (Loss) per share

(28) Earnings (loss) per share

Basic earnings (loss) attributable to the Company’s ordinary shareholders per share is computed by dividing earnings (loss) attributable to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) attributable to the Company’s ordinary shareholders’ per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the conversion of convertible debt (using the “if-converted method”) and upon the exercise of stock options (using the “treasury stock method”). Potential ordinary shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

For each of the three years in the period ended December 31, 2012, the dilutive effect of potential ordinary shares was not factored into the calculation as a net loss was incurred in each period.

Comprehensive loss

(29) Comprehensive loss

Comprehensive loss is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustments included in other comprehensive income (loss), which are presented net of tax.

Recent accounting pronouncements

(30) Recent accounting pronouncements

In May 2011, the FASB issued Accounting Standards Update 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities are required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This Accounting Standards Update is effective for interim and annual periods beginning after December 15, 2011 and was adopted effective January 1, 2012. The adoption of this guidance did not have an impact on the consolidated financial statements other than minimal additional qualitative disclosures in the footnote regarding fair value measurements.

In June 2011 the FASB issued Accounting Standards Update 2011-05, “Comprehensive Income: Presentation of Comprehensive Income”. The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Accounting Standards Update 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income.” This Update indefinitely deferred only the specific requirement in ASU 2011-05 to present reclassification adjustments for each component of other comprehensive income on the face of the financial statements. ASU 2011-05 and ASU 2011-12 were effective retrospectively for interim and annual periods beginning after December 15, 2011 and were adopted by the group effective January 1, 2012.  In February 2013, the FASB issued Accounting Standards Update 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which closed the indefinite deferral.  Specifically, ASU 2013-02, which is effective, with only prospective disclosure required, for public companies for interim and annual periods beginning after December 15, 2012, provides reporting entities the option to present the effect of reclassification adjustments either parenthetically on the face of the financial statements or in a separate dedicated footnote.  The adoption of ASU 2011-05 did not impact the consolidated financial statements as the Group already presented, and presents, a continuous statement of operations and comprehensive income (loss).  The adoption of ASU 2013-02 (beginning January 1, 2013) is expected to have minimal impact as the Group does not experience recurring reclassifications.

In September 2011, the FASB issued Accounting Standards Update 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08). Under the revised guidance, entities testing for goodwill impairment have an option of performing a qualitative assessment before calculating the fair value for the reporting unit, (i.e., Step 1 of the traditional goodwill impairment test). If an entity determines, on a basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the first step of the two-step impairment test would be required. If it is not more likely than not that the fair value of the reporting unit is less than the carrying value, then goodwill is not considered to be impaired. ASU 2011-08 does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill at least annually for impairment. This ASU is effective for interim and annual periods beginning after December 15, 2011, and the Company adopted the guidance effective January 1, 2012.  The adoption of this guidance did not change, nor would it be expected to change, the conclusions reached in periodic impairment evaluations for goodwill; moreover, the Company utilized the traditional two-step quantitative approach for its single reporting unit.

Government subsidies

(31) Government Subsidies

Government subsidies represent discretionary cash subsidies granted by local governments to encourage the development of certain enterprises that are established in local special economic regions. The cash subsidies may be received in the form of (i) a fixed cash amount determined and provided by a municipal government to an operating subsidiary for product and service innovation, or (ii) an amount determined as a percentage of the income tax and business tax actually paid by an operating subsidiary.

Cash subsidies have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits and are recognized as other income when received.

For the years ended December 31, 2010, 2011 and 2012, cash subsidies of $58,025, $1,265,182 and $1,514,570 were recognized as other income, respectively.

Segment reporting

(32)  Segment reporting

Based on the criteria established by ASC 280, the authoritative accounting guidance for segment reporting, prior to the 2010 Reorganization, the Company operated and managed two principal operating segments, “WVAS” and “Recorded Music”; post 2010 Reorganization, the Company currently operates and manages its business as a single operating segment “Online Advertising” (Note 17).

Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Schedule of Ownership Structure
Name of Major Subsidiaries, Variable Interest Entities and Affiliate	Date of incorporation	Percentage of ownership
Subsidiaries
Ku6 (Beijing) Technology Co., Ltd. (“Beijing Technology”)	March 5, 2007	100%
Wei Mo San Yi (Tianjin) Science and Technology Co., Ltd. (“Tianjin Technology”)	December 23, 2008	100%
Kusheng (Tianjin) Technology Co., Ltd. (“Kusheng”)	August 26, 2011	100%
Variable Interest Entities (“VIEs”)
Ku6 (Beijing) Information Technology Co., Ltd. (“Ku6 Beijing Information”)	April 20, 2006	N/a
Tianjin Ku6 Zheng Yuan Information Technology Co., Ltd. (“Tianjin Information”)	March 20, 2009	N/a
Tianjin Ku6 Network Communication Technology Co., Ltd. (“Ku6 Network”)	December14, 2011	N/a
Beijing Ku6 Culture Media Co., Ltd. (“Ku6 Culture”)	June 22, 2010	N/a
Affiliates
Shanghai Yisheng Network Technology Co., Ltd. (“Yisheng”)	November 22, 2007	20%

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Summary of Major Financial Information for Discontinued Operations
Eight months ended August 31, 2010
Net revenues:
Wireless value added services revenue	5,385,985
Recorded music revenue	9,458,423
Total net revenues	14,844,408
Wireless value added services cost	(3,799,581)
Recorded music cost	(6,118,305)
Total cost of revenues	(9,917,886)
Gross profit	4,926,522
Product development	(444,581)
Selling and marketing	(3,397,797)
General and administrative	(4,544,460)
Goodwill impairment	—
Total operating expenses	(8,386,838)
Loss from operations	(3,460,316)
Interest income	42,627
Interest expense	—
Other income	9,667
Loss before income tax benefit (expense), equity in (loss) earnings of affiliated company, impairment for investment in affiliated company	(3,408,022)
Income tax benefit (expense)	25,584
Equity in loss and impairment of affiliated company	—
Impairment for investment in affiliated company	—
Net loss	(3,382,438)
Less: Net loss attributable to the non-controlling interests and redeemable non-controlling interest	243,666
Net loss from discontinued operations, net of tax	(3,138,772)
Gain from disposal of Huayi Music, net of tax	4,486,786

Total net income from discontinued operations, net of tax	1,348,014

Schedule of Assets of VIE Subsidiaries
	December 31, 2011	December 31, 2012

Cash and cash equivalents	193,740	1,617,258
Accounts receivable	3,509,168	4,412,326
Other receivables	3,083,527	—
Property and equipment	1,084,908	421,571
Deposits and other non-current assets	288,151	291,102
Total assets	8,159,494	6,742,257

Schedule of Liabilities of VIE Subsidiaries
	December 31, 2011	December 31, 2012

Accounts payable	23,953,679	25,704,847
Accrued expenses and other current liabilities	10,178,926	16,812,895
Other payables due to related parties	13,177,080	3,404,497
Total liabilities	47,309,685	45,922,239

Schedule of Summarized Operations of VIEs
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Net revenue	41,570,566	18,744,535	13,956,477
Net loss	8,037,455	25,011,099	1,331,497

Schedule of Summary of Estimated Useful Life of Property and Equipment
Furniture and office equipment	3 years
Telecommunications equipment	3 years
Leasehold improvements	Lesser of original lease term or estimated useful life

Schedule of Summary of Estimated Useful Economic Life of Acquired Intangible Assets
Trademark	20 years
Technology	7 years
Customer List	5 years
Software technology	5 years

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS [Abstract]
Schedule of Estimated Fair Values Of the Assets Acquired and Liabilities Assumed
Total purchase price:
Ordinary shares issued to acquire all of the outstanding shares of Ku6 Holding	27,101,920
Ordinary shares issued to replace the options issued by Ku6 Holding	1,773,080
Share based compensation related to post combination portion	(1,284,766)
27,590,234

Schedule of Aggregate Purchase Price Allocation - Ku6 Holding
		Amortization period
Aggregate purchase price allocation –Ku6 Holding:
Cash and cash equivalents	329,743
Accounts receivable	3,264,513
Other current assets	811,845
Acquired intangible assets:
Trademark	24,901,940	20 years
Software technology	2,197,230	7 years
Customer base	1,464,820	5 years
Non-current deferred tax liability	(4,826,059)
Goodwill	6,232,770
Property and equipment, net	3,652,599
Other non-current assets	937,485
Current liabilities	(11,376,652)
Total	27,590,234

Schedule of Pro Forma Consolidated Financial Information, Business Acquisition
Year ended December 31, 2010
(unaudited)
Net revenues	16,787,493
Net loss attributable to Ku6 Media Co., Ltd.	(56,033,640)
Loss per ADS- basic and diluted:	(1.81)

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS [Abstract]
Schedule of Summary of Major Financial Information for Discontinued Operations
August 31, 2010
Current assets:
Cash	24,948,577
Accounts receivable, net of allowance	5,402,738
Prepaid expenses and other current assets	2,610,863
32,962,178
Non-current assets:
Property and equipment, net	943,258
Intangible assets	766,847
Goodwill	1,998,821
Other non-current assets	300,532
4,009,458
Current liabilities:
Accounts payable	4,337,542
Accrued expenses and other current liabilities	7,034,894
11,372,436
Non-current liabilities:
Non-current deferred tax liabilities	186,528
Other non-current liabilities	12,322
198,850

Non-controlling interests:	1,717,533

Eight months ended August 31, 2010

Total net revenues	14,844,408
Loss from operations	(3,460,316)
Income tax benefit (expense)	25,584
Net loss	(3,382,438)

Less: Net loss attributable to non-controlling interests	243,666
Net loss from discontinued operations, net of tax	(3,138,772)
Gain from disposal of Huayi Music, net of tax	4,486,786

Total net income from discontinued operations, net of tax	1,348,014

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31, 2011	December 31, 2012

Prepaid expenses	431,560	309,503
Advances to suppliers	242,932	158,825
Staff advances and other receivables	209,852	55,053
	884,344	523,381

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31, 2011	December 31, 2012

Furniture and office equipment	1,055,377	696,780
Telecommunications equipment	3,450,208	4,699,800
Leasehold improvements	1,230,327	1,344,800
	5,735,912	6,741,380
Less: Accumulated depreciation and amortization	(2,143,167)	(3,823,268)
	3,592,745	2,918,112

Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets, Net
	December 31, 2011
	Gross carrying amount	Accumulated amortization	Intangible assets abandonment (Note 2(16))	Net carrying amount

Trademark	24,901,940	(2,386,436)	—	22,515,504
Technology	2,197,230	(601,623)	—	1,595,607
Customer list	1,464,820	(415,032)	(1,049,788)	—
Software technology	823,273	(507,685)	(315,588)	—
	29,387,263	(3,910,776)	(1,365,376)	24,111,111

	December 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount

Trademark	24,901,940	(3,631,533)	21,270,407
Technology	2,197,230	(915,513)	1,281,717
	27,099,170	(4,547,046)	22,552,124

Schedule of Future Amortization Expenses, Intangible Assets
2013	1,558,987
2014	1,558,987
2015	1,558,987
2016	1,558,987
2017 and later	16,316,176
22,552,124

Investments in Equity Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN EQUITY AFFILIATES [Abstract]
Schedule of Equity Method Investments
	December 31, 2010	Equity Investment	Share of loss	Foreign currency translation	December 31, 2011

Equity interest in Yisheng	—	522,252	(263,313)	(3,658)	255,281

	December 31, 2011	Share of loss	Foreign currency translation	December 31, 2012

Equity interest in Yisheng	255,281	(252,585)	(2,696)	—

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
January 1, 2011	6,896,340
Goodwill transferred out due to disposal of Yisheng	(663,570)
December 31, 2011	6,232,770
Changes in goodwill	—
December 31, 2012	6,232,770

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31, 2011	December 31, 2012

Accrued litigation provision	2,683,968	2,077,753
Accrued payroll	2,675,282	1,951,347
Accrued professional service fees	978,602	1,766,673
Accrued welfare benefits	1,297,147	1,367,536
Advances from customers	722,553	415,475
Business tax payable	472,534	287,365
Value-added tax payable	—	158,292
Other accrued expenses	713,719	891,605
Other taxes payable	472,845	437,438
	10,016,650	9,353,484

Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Relationship between Related Parties and Parent Company
Entity	Relationship to Ku6 Media Co., Ltd.
Shanda Interactive Entertainment Limited (“Shanda”)	Controlling shareholder
Shanda Computer (Shanghai) Co., Ltd. (“Shanda Computer”)	Wholly owned affiliate of Shanda
Shanghai Shulong Computer Technology Co., Ltd. (“Shanghai Shulong Computer”)	Consolidated affiliate of Shanda Games Limited
Shanghai Shulong Technology Co., Ltd. (“Shanghai Shulong”)	Consolidated affiliate of Shanda Games Limited
Chengdu Jisheng Technology Co., Ltd. (“Chengdu Jisheng”)	Wholly owned affiliate of Shanda
Shanghai Shengyue Advertising Co., Ltd. (“Shengyue”)	Wholly owned affiliate of Shanda
Shanda Media Group Ltd. (“Shanda Media”)	Wholly owned affiliate of Shanda
Shanda Capital Limited. (“Shanda Capital”)	Wholly owned affiliate of Shanda
Shanda Games Ltd. (“Shanda Games”)	Affiliate under common control of Shanda
Hurray! Media Co., Ltd.	Wholly owned affiliate of Shanda
Seed Music Group Limited	Wholly owned affiliate of Shanda
Hurray! Solutions Ltd.	Wholly owned affiliate of Shanda

Schedule of Related Party Transactions in Continuing Operations
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Related party transactions in continuing operations:
Advertising revenue received from companies under common control by Shanda	701,732	8,076,155	12,481,927
Promotion service fee paid to companies under common control by Shanda	376,302	379,465	—
Loan borrowing from Shanghai Shulong Computer Technology Co., Ltd.	—	6,832,012	—
Loan borrowing from Shanghai Shulong Technology Co., Ltd.	3,030,711	6,503,884	—
Loan borrowing from Shanda Computer (Shanghai) Co., Ltd. *	1,565,290	—	—
Loan repayment from Shanda Games Limited	—	—	13,900,000
Loan repayment to Shanghai Shulong Computer Technology Co., Ltd.	—	—	6,769,544
Loan repayment to Shanghai Shulong Technology Co., Ltd.	—	3,189,527	3,135,076
Loan to Shanda Games Limited	3,200,000	14,000,000	—
Loan to Shanda Capital Limited	—	—	470,000
Loan interest income from Shanda Games Limited	—	108,019	246,178
Loan interest income from Shanda Capital Limited	—	—	10,575
Convertible Bond issued to Shanda Media (Note 1)	—	50,000,000	—
Convertible Bond redeemed from Shanda Media (Note 1)	—	50,000,000	—
Interest expense for loan from companies under common control by Shanda	—	688,952	448,011
Interest expense of Convertible Bond issued to Shanda Media (Note 1)	—	375,000	—

*Borrowing is not reflected in “other payables due to related parties” as the liability was incurred by the Company’s formerly consolidated subsidiary Yisheng, which was deconsolidated in 2011 (Note 8).  The loan was assumed by the acquiring parties of Yisheng and de-recognized upon deconsolidation.

Schedule of Accounts Receivable Balances Due from Related Parties
	December 31, 2011	December 31, 2012

Shanghai Shengyue Advertising Co., Ltd.	2,649,385	4,333,797
Other companies under common control by Shanda	90,794	65,240
	2,740,179	4,399,037

Schedule of Other Receivables Balances Due from Related Parties
	December 31, 2011	December 31, 2012
Other receivables due from related parties
Shanda Games Limited	17,308,019	3,389,567
Hurray! Media Co., Ltd.	1,246,641	1,246,641
Seed Music Group Limited	980,000	980,000
Shanda Capital Limited	—	480,575
Other companies under common control by Shanda	4,609	—
	19,539,269	6,096,783

Schedule of Other Payables Balances Due to Related Parties
	December 31, 2011	December 31, 2012
Other payables due to related parties
Shanghai Shulong Technology Co. Ltd	6,345,068	3,404,497
Shanghai Shulong Computer Technology Co., Ltd	6,832,012	—
Other related party	375,000	375,000
	13,552,080	3,779,497

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Provision (Credit) for Income Taxes
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31,2012

Current income taxes from discontinued operations	6,229	—	—
Deferred income taxes from discontinued operations	(31,813)	—	—
Current income taxes from continuing operations	—	—	—
Deferred income taxes from continuing operations	(41,172)	(99,479)	—
	(66,756)	(99,479)	—

Schedule of Components of Deferred Tax Assets and Liabilities
	December 31, 2011	December 31, 2012
Current deferred tax assets (liabilities):
Cost and expense accruals	2,810,508	1,754,349
Revenue recognition	(173,502)	771,061
Less: valuation allowance	(2,637,006)	(2,525,410)
Current deferred tax assets, net	—	—

Non-current deferred tax assets (liabilities):
Depreciation and amortization	1,748,889	631,747
Net operating loss carry forwards	18,450,814	21,146,362
Less: valuation allowance	(20,199,703)	(21,778,109)
Non-current deferred tax assets, net	—	—

Intangible assets	(4,826,059)	(4,826,059)
Non-current deferred tax liabilities	(4,826,059)	(4,826,059)

Schedule of Reconciliation between Statutory Tax Rate and Effective Tax Rate
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Statutory tax rate	25.0%	25.0%	25.0%
Differential statutory tax rates	(3.3)%	(7.9)%	(4.7)%
Non-deductible expenses	0.4%	(7.9)%	(1.5)%
Change in valuation allowance	(22.0)%	(9.0)%	(18.8)%
Effective tax rate	0.1%	0.2%	0.0%

Schedule of Movement of Valuation Allowances
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

At beginning of year	(8,309,621)	(19,122,901)	(22,836,709)
Acquisition of Ku6	(6,123,900)	—	—
Current year additions	(14,292,925)	(4,452,155)	(1,415,765)
Current year reversals	1,404,205	1,591,018	180,965
Transferred out due to disposal of WVAS and recorded music businesses	8,433,935	—	—
Effect of exchange rate changes	(234,595)	(852,671)	(232,009)
	(19,122,901)	(22,836,709)	(24,303,518)

Equity Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
2004 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Movements in Stock Options
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2010	45,582,700	0.080	3.63	147,478
Granted	—	—	—	—
Exercised	(450,000)	0.045	—	—
Cancelled or Expired	(548,000)	0.113	—	—
Outstanding at December 31, 2010	44,584,700	0.080	2.63	226,985
Granted	—	—	—	—
Exercised	(150,000)	0.025	—	—
Cancelled or Expired	(688,000)	0.096	—	—
Outstanding at December 31, 2011	43,746,700	0.079	1.62	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(9,077,328)	0.025	—	—
Outstanding at December 31, 2012	34,669,372	0.094	0.89	—
Vested and expected to vest at December 31, 2012	34,669,372	0.094	0.89	—
Vested and exercisable at December 31, 2012	34,669,372	0.094	0.89	—

2010 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Movements in Stock Options
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2010	—	—	—	—
Granted	516,750,000	0.0568	—	—
Exercised	—	—	—	—
Cancelled or Expired	—	—	—	—
Outstanding at December 31, 2010	516,750,000	0.0568	6.46	—
Granted	393,143,000	0.0281	—	—
Exercised	—	—	—	—
Cancelled or Expired	(507,067,000)	0.0517	—	—
Outstanding at December 31, 2011	402,826,000	0.0352	5.47	—
Granted	28,500,000	0.0116	—	—
Exercised	—	—	—	—
Forfeited	(126,070,000)	0.0367	—	—
Outstanding at December 31, 2012	305,256,000	0.0324	4.57	—
Vested and expected to vest at December 31, 2012	278,013,600	0.0314	4.61	—
Vested and exercisable at December 31, 2012	76,314,000	0.0324	4.57	—

Schedule of Estimated Fair Values of Stock Options
	Options Granted in 2010	Options Granted in 2011	Options Granted in 2012
Fair value of ordinary shares ($)	0.0800	0.0186~0.0367	0.0116
Exercise price ($)	0.0568	0.0188~0.0392	0.0116
Expected volatility (%)	60%~65%	75%~82%	100%
Expected dividend yield (%)	0%	0%	0%
Expected term (years)	4~5	3.5~5	3.5
Risk-free interest rate (per annum) (%)	1.9407%~2.6565%	1.2680%~1.9933%	1.2425%

Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Numerator:
Net loss attributable to Ku6 Media Co., Ltd. ordinary shareholders from continuing operations	(52,858,278)	(49,343,907)	(9,491,138)
Net income attributable to Ku6 Media Co., Ltd. ordinary shareholders from discontinued operations	1,348,014	—	—
Net loss attributable to Ku6 Media Co., Ltd.	(51,510,264)	(49,343,907)	(9,491,138)
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	3,096,421,097	4,265,277,638	4,901,279,176
Dilutive effect of potential ordinary shares	—	—	—
Weighted average ordinary shares outstanding for diluted calculation	3,096,421,097	4,265,277,638	4,901,279,176

Weighted-average ADS used in per basic ADS calculations	30,964,211	42,652,776	49,012,792
Dilutive effect of potential ordinary shares	—	—	—
Weighted-average ADS used in per diluted ADS calculations	30,964,211	42,652,776	49,012,792

Loss per share — basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	(0.02)	(0.01)	(0.00)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	0.00	—	—
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	(0.02)	(0.01)	(0.00)

Loss per ADS — basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	(1.71)	(1.16)	(0.19)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	0.04	—	—
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	(1.67)	(1.16)	(0.19)

Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
CONCENTRATIONS [Abstract]
Schedule of Accounts Receivable
	December 31, 2011	December 31, 2012

Accounts receivable	5,194,099	2,240,058
Allowance for doubtful accounts	(4,416,706)	(2,172,972)
Accounts receivable, net of allowance for doubtful accounts	777,393	67,086

Schedule of Movement of Allowance for Doubtful Accounts
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Balance at beginning of the year	4,015,145	2,437,179	4,416,706
Acquisition of Ku6	101,484	—	—
Provisions	1,976,053	3,637,147	—
Reversed	(501,485)	(177,321)	(2,255,301)
Written off	(53,563)	—	—
Transferred out due to disposal of WVAS and recorded music businesses	(3,100,455)	—	—
Transferred out due to disposal of Yisheng	—	(1,480,299)	—
Translation difference	—	—	11,567
Balance at the end of the year	2,437,179	4,416,706	2,172,972

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments under Non-cancellable Operating Lease Agreements
Within 1 year	1,210,094
Between 1 and 2 years	1,352,190
Between 2 and 3 years	440,649
Between 3 and 4 years	—
Total	3,002,933

Schedule I - Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2012
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
Schedule of Balance Sheet
	December 31, 2011	December 31, 2012
	(in U.S. dollars, except number of shares)
Assets
Current assets:
Cash and cash equivalents	7,754,457	5,219,295
Prepaid expenses and other current assets	434,230	312,174
Amount due from subsidiaries and variable interest entities	—	3,003,202
Amount due from related parties	19,534,641	6,096,800
Total current assets	27,723,328	14,631,471
Investments in subsidiaries	27,155,056	21,046,640
Total assets	54,878,384	35,678,111

Liabilities and shareholders’ equity
Accrued expenses and other current liabilities	942,423	664,896
Amounts due to subsidiaries and variable interest entities	2,707,933	1,071,669
Amount due to related parties	375,000	375,000
Total current liabilities	4,025,356	2,111,565

Shareholders’ equity:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 5,019,786,036 and 4,732,446,560 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	250,939	236,575
Additional paid-in capital	184,874,259	177,182,895
Accumulated deficit	(132,449,371)	(141,940,509)
Accumulated other comprehensive loss	(1,822,799)	(1,912,415)
Total shareholders’ equity	50,853,028	33,566,546
Total liabilities and shareholders’ equity	54,878,384	35,678,111

Schedule of Statement of Operations
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
	(in U.S. dollars, except number of shares)
Operating expenses:
Product development	150,584	603,879	278,168
Selling and marketing	160,231	(31,880)	30,773
General and administrative	4,072,134	2,433,905	1,119,757
Total operating expenses	4,382,949	3,005,904	1,428,698
Loss from operations	(4,382,949)	(3,005,904)	(1,428,698)
Interest income	9,404	112,416	349,525
Interest expense	—	(375,000)	—
Other income	205,043	—	—
Foreign exchange loss	(38,767)	(9)	(15,589)
Equity in losses of subsidiaries	(47,302,995)	(46,075,410)	(8,396,376)
Net loss	(51,510,264)	(49,343,907)	(9,491,138)

Schedule of Statements of Cash Flows
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
	(in U.S. dollars, except number of shares))
Operating activities:
Net loss	(51,510,264)	(49,343,907)	(9,491,138)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,891,931	1,231,919	463,753
Share-based compensation cost in relation to disposition of Yisheng	—	522,251	—
Equity in losses of subsidiaries	47,302,995	46,075,410	8,396,376
Prepaid expenses and other current assets	(106,581)	(193,214)	122,056
Amounts due from subsidiaries and variable interest entities	—	—	(1,645)
Amount due from related parties	(942,919)	(1,692,875)	(92,159)
Other payables and accruals	4,738	(323,956)	(277,527)
Amounts due to subsidiaries and variable interest entities	2,381	(77,833)	(4,013,840)
Amounts due to related parties	—	375,000	—
Net cash used in operating activities	(3,357,719)	(3,427,205)	(4,894,124)

Investing activities:
Decrease of short-term investments	10,000,000	—	—
Proceeds from disposal of subsidiary	37,243,901	—	—
Loan to subsidiaries	(53,418,876)	(5,762,569)	(3,001,557)
Loan to related parties	(3,200,000)	(14,108,019)	(470,000)
Repayment of loans to related parties under common control of Shanda	—	—	14,000,000
Investment in subsidiary	—	(30,000,000)	—
Net cash provided by (used in) investing activities	(9,374,975)	(49,870,588)	10,528,443

Financing activities:
Proceeds from exercise of options	20,350	3,750	—
Proceeds from issuance of ordinary shares to Shanda	—	50,000,000	—
Proceeds from issuance of Convertible Bond to Shanda	—	50,000,000	—
Cash paid for redemption of Convertible Bond to Shanda	—	(50,000,000)	—
Repuchase of ordinary shares	—	—	(8,169,481)
Net cash provided by (used in) financing activities	20,350	50,003,750	(8,169,481)
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net decrease in cash and cash equivalents	(12,712,344)	(3,294,043)	(2,535,162)
Cash and cash equivalents, beginning of year	23,760,844	11,048,500	7,754,457
Cash and cash equivalents, end of year	11,048,500	7,754,457	5,219,295

Organization and Principal Activities (Organization and Principal Activities) (Details)	12 Months Ended
Dec. 31, 2012
Ku6 (Beijing) Technology Co., Ltd. ("Beijing Technology") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Mar 5, 2007
Percentage of ownership	100.00%
Wei Mo San Yi (Tianjin) Science and Technology Co., Ltd. ("Tianjin Technology") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Dec 23, 2008
Percentage of ownership	100.00%
Kusheng (Tianjin) Technology Co., Ltd. ("Kusheng") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Aug 26, 2011
Percentage of ownership	100.00%
Ku6 (Beijing) Information Technology Co., Ltd. ("Ku6 Beijing Information") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Apr 20, 2006
Tianjin Ku6 Zheng Yuan Information Technology Co., Ltd. ("Tianjin Information") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Mar 20, 2009
Tianjin Ku6 Network Communication Technology Co., Ltd. ("Ku6 Network") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Dec 14, 2011
Beijing Ku6 Culture Media Co., Ltd. ("Ku6 Culture") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Jun 22, 2010
Shanghai Yisheng Network Technology Co., Ltd. ("Yisheng") [Member]
Organization and Principal Activities [Line Items]
Date of incorporation	Nov 22, 2007
Percentage of ownership	20.00%

Organization and Principal Activities (Shanda Acquired the Company) (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2010	Dec. 31, 2009	Jul. 31, 2009 Shanda Music [Member] Ku6 Media Co., Ltd. [Member]	Jul. 31, 2009 Shanda Music [Member] Ku6 Media Co., Ltd. [Member] Ordinary Shares [Member]	Jul. 31, 2009 Shanda Music [Member] Ku6 Media Co., Ltd. [Member] ADS [Member]
Business Acquisition [Line Items]
Tender offer						$ 46,200,000
Shares acquired							1,155,045,300
Par value per share	$ 0.00005	$ 0.00005					$ 0.00005
Purchase price per share							$ 0.04	$ 4
Percentage of Shanda's equity interest in the company	70.46%		51.65%	41.97%	51.00%

Organization and Principal Activities (The Company Acquired Ku6 Holding) (Narrative) (Details)	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2010	Dec. 31, 2009	Jan. 18, 2010 Ku6 Holding [Member]	Nov. 26, 2009 Ku6 Holding [Member]	Nov. 26, 2009 Ku6 Holding [Member] Ordinary Shares [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interest					100.00%
Date of share purchase agreement						Nov 26, 2009
Ordinary shares issued							723,684,204
Percentage of Shanda's equity interest in the company	70.46%	51.65%	41.97%	51.00%

Organization and Principal Activities (The Company Sold Huayi Music) (Narrative) (Details) (Huayi Music [Member])	1 Months Ended
	May 31, 2010 USD ($)	May 31, 2010 CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest disposed	51.00%	51.00%
Aggregate consideration for disposed equity interest	$ 5,045,754	34,450,000

Organization and Principal Activities (2010 Reorganization) (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2010	Dec. 31, 2009	Aug. 31, 2010 Yisheng [Member]	Aug. 31, 2010 Yisheng [Member] Ordinary Shares [Member]	Aug. 31, 2010 WVAS and Recorded Music Business [Member]
Business Acquisition [Line Items]
Aggregate consideration in cash for disposed equity interest							$ 37,243,904
Percentage of acquired equity interest					75.00%
Ordinary shares issued						415,384,615
Number of ordinary shares issued to acquire remaining equity interests from non-controlling shareholders						138,461,539
Percentage of equity interest remaining held by non-controlling shareholders					25.00%
Percentage of Shanda's equity interest in the company	70.46%	51.65%	41.97%	51.00%

Organization and Principal Activities (Ordinary Shares and Convertible Bond Issued to Shanda Media) (Narrative) (Details) (USD $)	12 Months Ended					1 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2010	Dec. 31, 2009	Apr. 30, 2011 Shanda Media Group Ltd. [Member]	Apr. 30, 2011 Shanda Media Group Ltd. [Member] Convertible Bond [Member]	Aug. 31, 2011 Yisheng [Member]	Dec. 31, 2012 Yisheng [Member]	Dec. 31, 2011 Yisheng [Member]
Related Party Transaction [Line Items]
Ordinary shares issued to Shanda Media						1,538,461,538
Aggregate purchase price of ordinary shares	$ 50,000,000					$ 50,000,000
Aggregate principle amount of senior convertible bond at face value							$ 50,000,000
Convertible Bond, mature period							3 years
Convertible Bond, interest rate per annum							3.00%
Ordinary shares and Convertible Bond issuance, closing date						Jun 29, 2011
Percentage of equity interest disposed								80.00%
Remaining interest in Yisheng								20.00%	20.00%	20.00%
Percentage of Shanda's equity interest in the company		70.46%	51.65%	41.97%	51.00%

Organization and Principal Activities (Business Strategy Adjustment) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities [Line Items]
Severance payments	$ 0.9
Customer list intangible asset	1.46
One-time termination fees	5.3
General and administrative expenses [Member]
Organization and Principal Activities [Line Items]
Severance payments	0.15
Selling expenses [Member]
Organization and Principal Activities [Line Items]
Severance payments	$ 0.75

Summary of Significant Accounting Policies (Acquisition under Common Control) (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2011 Yisheng [Member]	Aug. 31, 2010 Yisheng [Member]	Dec. 31, 2011 Yisheng [Member]	Dec. 31, 2012 Yisheng [Member]	Aug. 31, 2010 Yisheng [Member] Ordinary Shares [Member]
Business Acquisition [Line Items]
Ordinary shares issued								415,384,615
Fair value, ordinary shares issued to Shanda			$ 12,461,538
Percentage of acquired equity interest					75.00%
Number of ordinary shares issued to acquire remaining equity interests from non-controlling shareholders								138,461,539
Percentage of equity interest remaining held by non-controlling shareholders					25.00%
Fair value of ordinary shares issued to non-controlling shareholder								4,153,846
Percentage of equity interest disposed				80.00%
Percentage of equity interest disposed which contributed to affiliates of Shanda				60.00%
Percentage of equity interest disposed which granted to a then-employee of Ku6				20.00%
Remaining interest in Yisheng				20.00%		20.00%	20.00%
Gain on deconsolidation of Yisheng		1,751,001				1,373,190
Compensation charge related to the then-employee of Ku6	$ 0	$ 522,251	$ 0

Summary of Significant Accounting Policies (Disposal of WVAS and Recorded Music Businesses, Liquidity) (Narrative) (Details)	8 Months Ended	12 Months Ended				8 Months Ended			12 Months Ended
	Aug. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Aug. 31, 2010 Huayi Music [Member] USD ($)	May 31, 2010 Huayi Music [Member] USD ($)	May 31, 2010 Huayi Music [Member] CNY	Dec. 31, 2010 WVAS and Recorded Music Business [Member] USD ($)	Aug. 31, 2010 WVAS and Recorded Music Business [Member] USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate consideration in cash for disposed equity interest							$ 5,045,754	34,450,000		$ 37,243,904
Gain from disposal of Huayi Music	4,486,786	0	0	4,486,786		4,486,786
Difference between cash consideration and carrying amount of assets, liabilities and non-controlling interests and redeemable non-controlling interest of WVAS and recorded music business									13,561,087
Carrying amount of assets, liabilities and non-controlling interests and redeemable non-controlling interest of WVAS and recorded music business									23,682,817
Cumulative translation difference									10,344,330
Cash and cash equivalents		13,070,987	26,750,427	27,294,819	49,743,934
Net operating cash outflow		8,086,138	39,174,796	29,569,898
Accumulated deficit		(141,940,509)	(132,449,371)
Working capital		6,379,717
Accounts receivable and other receivables due from related parties		10,495,820
Other amounts payable to related parties		$ 3,779,497	$ 13,552,080

Summary of Significant Accounting Policies (Summary of Major Financial Information for Discontinued Operations of The WVAS and Recorded Music Businesses) (Details) (USD $)	8 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
Total net revenues	$ 14,844,408
Total cost of revenues	(9,917,886)
Gross profit	4,926,522
Product development	(444,581)
Selling and marketing	(3,397,797)
General and administrative	(4,544,460)
Goodwill impairment	0
Total operating expenses	(8,386,838)
Loss from operations	(3,460,316)
Interest income	42,627
Interest expense	0
Other income	9,667
Loss before income tax benefit (expense), equity in (loss) earnings of affiliated company, impairment for investment in affiliated company	(3,408,022)
Income tax benefit (expense)	25,584
Equity in loss and impairment of affiliated company	0
Impairment for investment in affiliated company	0
Net loss	(3,382,438)	0	0	(3,382,438)
Less: Net loss attributable to non-controlling interests	243,666	0	0	243,666
Net loss from discontinued operations, net of tax	(3,138,772)
Gain from disposal of Huayi Music, net of tax	4,486,786	0	0	4,486,786
Total net income from discontinued operations, net of tax	1,348,014	0	0	1,348,014
Wireless value added services [member]
Net revenues:
Total net revenues	5,385,985
Total cost of revenues	(3,799,581)
Recorded music [Member]
Net revenues:
Total net revenues	9,458,423
Total cost of revenues	$ (6,118,305)

Summary of Significant Accounting Policies (Consolidation) (Narrative) (Details) In Millions, unless otherwise specified	Dec. 31, 2012 Consolidated VIEs [Member] USD ($)	Dec. 31, 2011 Consolidated VIEs [Member] USD ($)	Dec. 31, 2012 Beijing Technology [Member] Ku6 Beijing Information [Member] CNY	Dec. 31, 2012 Kusheng [Member] Ku6 Network [Member] CNY	Dec. 31, 2012 Tianjin Technology [Member] Ku6 Culture [Member] CNY	Dec. 31, 2009 Beijing Hurray! Times [Member]
Variable Interest Entity [Line Items]
VIEs agreements, valid period						10 years
Interest-free loans to the nominee shareholders of VIEs			20	10	1
Registered capital and PRC additional paid-in-capital of VIEs	4.9	3.3
Total deficit of the VIE subsidiaries	$ 39.2	$ 39.2

Summary of Significant Accounting Policies (Assets of VIE subsidiaries) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Cash and cash equivalents	$ 1,617,258	$ 193,740
Accounts receivable	4,412,326	3,509,168
Other receivables	0	3,083,527
Property and equipment	421,571	1,084,908
Deposits and other non-current assets	291,102	288,151
Total assets	$ 6,742,257	$ 8,159,494

Summary of Significant Accounting Policies (Liabilities of VIE subsidiaries) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts payable	$ 25,704,847	$ 23,953,679
Accrued expenses and other current liabilities	16,812,895	10,178,926
Other payables due to related parities	3,404,497	13,177,080
Total liabilities	$ 45,922,239	$ 47,309,685

Summary of Significant Accounting Policies (Summarized Operations of VIEs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Net revenue	$ 13,956,477	$ 18,744,535	$ 41,570,566
Net loss	$ 1,331,497	$ 25,011,099	$ 8,037,455

Summary of Significant Accounting Policies (Foreign Currency Translation, Cash and Cash Equivalents, Investments in Affiliated Companies) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Rate of exchange RMB for U.S. dollar	6.2301	6.2939
Cash balances denominated in RMB	$ 3,335,569	$ 21,884,037		20,780,927	137,735,942
Impairment of investments in affiliated companies	$ 0	$ 0	$ 0

Summary of Significant Accounting Policies (Summary of Estimated Useful Life of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Telecommunications equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	Lesser of original lease term or estimated useful life

Summary of Significant Accounting Policies (Summary of Estimated Useful Economic Life of Acquired Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2012
Trademark [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful economic lives of acquired intangible assets	20 years
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful economic lives of acquired intangible assets	7 years
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful economic lives of acquired intangible assets	5 years
Software technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful economic lives of acquired intangible assets	5 years

Summary of Significant Accounting Policies (Video Production and Acquisition Costs and Licensed Video Copyrights) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Licensed video copyrights, amortized periods	1 to 3 years
Amortization of licensed video copyrights	$ 0	$ 2,200,535
Write-down expenses of licensed video copyrights	$ 0	$ 1,521,161

Summary of Significant Accounting Policies (Impairment of Long-lived Assets) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Customer list [Member]
Schedule of Significant Accounting Policies [Line Items]
Impairment of long-lived assets	$ 0	$ 0	$ 1.4

Summary of Significant Accounting Policies (Revenue Recognition and Cost of Revenues) (Narrative) (Details) (USD $)	12 Months Ended		4 Months Ended	8 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Advertising Sales [Member]	Aug. 31, 2012 Advertising Sales [Member]
Schedule of Significant Accounting Policies [Line Items]
Cash incentives to third-party agencies	$ 72,464	$ 1,374,030
Applicable business tax rate				5.00%
VAT rate			6.00%
Applicable VAT rate for small scale taxpayer in Pilot Program			3.00%

Summary of Significant Accounting Policies (Advertising Costs) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment, Continuing Operations [Member]
Schedule of Significant Accounting Policies [Line Items]
Advertising expenses	$ 553,380	$ 2,493,901	$ 6,086,030
Segment, Discontinued Operations [Member]
Schedule of Significant Accounting Policies [Line Items]
Advertising expenses			$ 210,987

Summary of Significant Accounting Policies (Statutory Reserves, Government Subsidies) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Significant Accounting Policies [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC Law	10.00%
Cash subsidies	$ 1,514,570	$ 1,265,182	$ 58,025
Law of the PRC on Enterprises Operated Exclusively with Foreign Capital [Member]
Schedule of Significant Accounting Policies [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC Law	10.00%
Law of the PRC on Enterprises Operated Exclusively with Foreign Capital [Member] | Subsidiaries [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage rate of registered capital, statutory reserve reached, appropriation not required	50.00%
China Company Law [Member]
Schedule of Significant Accounting Policies [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC Law	10.00%
China Company Law [Member] | VIEs [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage rate of registered capital, statutory reserve reached, appropriation not required	50.00%

Business Combinations (2010 Acquisitions) (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended		11 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 18, 2010 Ku6 Holding [Member]	Nov. 26, 2009 Ku6 Holding [Member]	Dec. 31, 2010 Ku6 Holding [Member]	Dec. 31, 2010 Ku6 Holding [Member]	Jan. 18, 2010 Ku6 Holding [Member] Replace the options issued by Ku6 Holding [Member]	Nov. 26, 2009 Ku6 Holding [Member] Ordinary Shares [Member]	Jan. 18, 2010 Ku6 Holding [Member] Ordinary Shares [Member]	Jan. 18, 2010 Ku6 Holding [Member] Ordinary Shares [Member] Replace the options issued by Ku6 Holding [Member]	Nov. 26, 2009 Ku6 Holding [Member] Ordinary Shares [Member] Replace the options issued by Ku6 Holding [Member]
Business Acquisition [Line Items]
Date of share purchase agreement					Nov 26, 2009
Ordinary shares issued, shares									723,684,204			44,438,100
Percentage of equity interest owned				100.00%
Total fair value of shares issued								$ 1,773,080		$ 28,900,000
Share-based compensation cost in relation to acquisition of Ku6 Holding Limited	0	0	1,284,766	1,284,766
Weighted average amortization period of identifiable intangible assets acquired upon consolidation											18 years 2 months 12 days
Liabilities from contingencies						1,631,359	1,631,359
Consolidated revenue for acquired period						14,101,171
Consolidated net loss for acquired period						45,165,985
Amortization of acquired intangible assets, pro forma information							$ 1,851,951

Business Combinations (2010 Acquisitions - Estimated Fair Values of Assets Acquired and Liabilities Assumed at the Date of Acquisition) (Details) (Ku6 Holding [Member], USD $)	Jan. 18, 2010
Total purchase price:
Share based compensation related to post combination portion	$ (1,284,766)
Total	27,590,234
Acquire all of the outstanding shares of Ku6 Holding [Member]
Total purchase price:
Ordinary shares issued, value	27,101,920
Replace the options issued by Ku6 Holding [Member]
Total purchase price:
Ordinary shares issued, value	$ 1,773,080

Business Combinations (2010 Acquisitions - Purchase Price Allocation) (Details) (Ku6 Holding [Member], USD $)	0 Months Ended
Jan. 18, 2010
Aggregate purchase price allocation - Ku6 Holding:
Cash and cash equivalents	$ 329,743
Accounts receivable	3,264,513
Other current assets	811,845
Non-current deferred tax liability	(4,826,059)
Goodwill	6,232,770
Property and equipment, net	3,652,599
Other non-current assets	937,485
Current liabilities	(11,376,652)
Total	27,590,234
Trademark [Member]
Aggregate purchase price allocation - Ku6 Holding:
Acquired intangible assets	24,901,940
Acquired intangible assets, amortization period	20 years
Software technology [Member]
Aggregate purchase price allocation - Ku6 Holding:
Acquired intangible assets	2,197,230
Acquired intangible assets, amortization period	7 years
Customer base [Member]
Aggregate purchase price allocation - Ku6 Holding:
Acquired intangible assets	$ 1,464,820
Acquired intangible assets, amortization period	5 years

Business Combinations (2010 Acquisitions - Pro Forma Information, Unaudited) (Details) (Ku6 Holding [Member], USD $)	12 Months Ended
Dec. 31, 2010
Business Acquisition [Line Items]
Net revenues	$ 16,787,493
Net loss attributable to Ku6 Media Co., Ltd.	$ (56,033,640)
ADS [Member]
Business Acquisition [Line Items]
Loss per ADS- basic and diluted:	$ (1.81)

Discontinued Operations (Narrative) (Details)	May 31, 2010 Huayi Music [Member] USD ($)	May 31, 2010 Huayi Music [Member] CNY	Aug. 31, 2010 WVAS and remaining recorded music businesses [Member] USD ($)
Major financial information for discontinued operations [Line Items]
Aggregate consideration in cash for disposed equity interest	$ 5,045,754	34,450,000	$ 37,243,904

Discontinued Operations (Summary of Major Financial Information for Discontinued Operations) (Details) (USD $)	8 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 24,948,577
Accounts receivable, net of allowance	5,402,738
Prepaid expenses and other current assets	2,610,863
Total current assets	32,962,178
Non-current assets:
Property and equipment, net	943,258
Intangible assets	766,847
Goodwill	1,998,821
Other non-current assets	300,532
Total non-current assets	4,009,458
Current liabilities:
Accounts payable	4,337,542
Accrued expenses and other current liabilities	7,034,894
Total current liabilities	11,372,436
Non-current liabilities:
Non-current deferred tax liabilities	186,528
Other non-current liabilities	12,322
Total non-current liabilities	198,850
Non-controlling interests:	1,717,533
Total net revenues	14,844,408
Loss from operations	(3,460,316)
Income tax benefit (expense)	25,584
Net loss	(3,382,438)	0	0	(3,382,438)
Less: Net loss attributable to non-controlling interests	243,666	0	0	243,666
Net loss from discontinued operations, net of tax	(3,138,772)
Gain from disposal of Huayi Music, net of tax	4,486,786	0	0	4,486,786
Total net income from discontinued operations, net of tax	$ 1,348,014	$ 0	$ 0	$ 1,348,014

Prepaid Expenses and Other Current Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 309,503	$ 431,560
Advances to suppliers	158,825	242,932
Staff advances and other receivables	55,053	209,852
Total	$ 523,381	$ 884,344

Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 6,741,380	$ 5,735,912
Less: Accumulated depreciation and amortization	(3,823,268)	(2,143,167)
Property and equipment, net	2,918,112	3,592,745
Depreciation expense	1,941,761	3,409,647	3,265,975
Additional property, plant, and equipment	1,231,013	2,428,694
Furniture and office equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	696,780	1,055,377
Telecommunications equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	4,699,800	3,450,208
Leasehold improvements [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,344,800	$ 1,230,327

Acquired Intangible Assets, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 27,099,170	$ 29,387,263
Accumulated amortization	(4,547,046)	(3,910,776)
Intangible assets abandonment		(1,365,376)
Net carrying amount	22,552,124	24,111,111
Trademark [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	24,901,940	24,901,940
Accumulated amortization	(3,631,533)	(2,386,436)
Intangible assets abandonment		0
Net carrying amount	21,270,407	22,515,504
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,197,230	2,197,230
Accumulated amortization	(915,513)	(601,623)
Intangible assets abandonment		0
Net carrying amount	1,281,717	1,595,607
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		1,464,820
Accumulated amortization		(415,032)
Intangible assets abandonment		(1,049,788)
Net carrying amount		0
Software technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		823,273
Accumulated amortization		(507,685)
Intangible assets abandonment		(315,588)
Net carrying amount		$ 0

Acquired Intangible Assets, Net (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2011 Yisheng [Member]
Acquired Intangible Assets, Net [Line Items]
Amortization expenses	$ 1,558,987	$ 1,787,796	$ 2,000,237
Percentage of equity interest disposed in Yisheng				80.00%

Acquired Intangible Assets, Net (Estimated Amortization Expenses) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
2013	$ 1,558,987
2014	1,558,987
2015	1,558,987
2016	1,558,987
2017 and later	16,316,176
Total	$ 22,552,124	$ 24,111,111

Investments in Equity Affiliates (Narrative) (Details) (Yisheng [Member])	1 Months Ended
Aug. 31, 2011
Yisheng [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest disposed in Yisheng	80.00%
Remaining interest in Yisheng	20.00%

Investments in Equity Affiliates (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, ending balance	$ 0	$ 255,281
Yisheng [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, beginning balance	255,281	0
Equity investment		522,252
Share of loss	(252,585)	(263,313)
Foreign currency translation	(2,696)	(3,658)
Investment in affiliates, ending balance	$ 0	$ 255,281

Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GOODWILL [Abstract]
Goodwill, beginning balance	$ 6,232,770	$ 6,896,340
Goodwill transferred out due to disposal of Yisheng		(663,570)
Changes in goodwill	0
Goodwill, ending balance	6,232,770	6,232,770
Impairment to the carrying value of goodwill	$ 0	$ 0	$ 0

Fair Value Measurements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS [Abstract]
Impairment losses for intangible assets	$ 0	$ 1,365,376	$ 0

Short-term Borrowings (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 28, 2011 Short-term Loan from PRC Bank [Member] USD ($)	Sep. 28, 2011 Short-term Loan from PRC Bank [Member] CNY
Short-term Debt [Line Items]
Short-term borrowings	$ 0	$ 3,177,680	$ 3,177,680	20,000,000
Period of short-term borrowings			from September 29, 2011 to September 28, 2012	from September 29, 2011 to September 28, 2012
Interest rate, per annum			6.89%	6.89%
Certificate of deposit for pledging short-term loan	$ 0	$ 3,600,000	$ 3,600,000

Accrued Expenses and Other Current Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued litigation provision	$ 2,077,753	$ 2,683,968
Accrued payroll	1,951,347	2,675,282
Accrued professional service fees	1,766,673	978,602
Accrued welfare benefits	1,367,536	1,297,147
Advances from customers	415,475	722,553
Business tax payable	287,365	472,534
Value-added tax payable	158,292	0
Other accrued expenses	891,605	713,719
Other taxes payable	437,438	472,845
Total	$ 9,353,484	$ 10,016,650

Related Party Transactions and Balances (Related Parties of Ku6 Media Co., Ltd.) (Details)	12 Months Ended
Dec. 31, 2012
Shanda Interactive Entertainment Limited ("Shanda") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Controlling shareholder
Shanda Computer (Shanghai) Co., Ltd. ("Shanda Computer") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanghai Shulong Computer Technology Co., Ltd. ("Shanghai Shulong Computer") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Consolidated affiliate of Shanda Games Limited
Shanghai Shulong Technology Co., Ltd. ("Shanghai Shulong") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Consolidated affiliate of Shanda Games Limited
Chengdu Jisheng Technology Co., Ltd. ("Chengdu Jisheng") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanghai Shengyue Advertising Co., Ltd. ("Shengyue") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanda Media Group Ltd. ("Shanda Media") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanda Capital Limited ("Shanda Capital") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanda Games Ltd. ("Shanda Games") [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Affiliate under common control of Shanda
Hurray! Media Co., Ltd. [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Seed Music Group Limited [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Hurray! Solutions Ltd. [Member]
Schedule of Relationship between Related Parties and Parent Company [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda

Related Party Transactions and Balances (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			21 Months Ended
	Mar. 31, 2012 Shanda Capital Limited [Member]	Dec. 31, 2012 Shanda Capital Limited [Member]	Dec. 31, 2011 Shanda Capital Limited [Member]	Dec. 31, 2010 Shanda Capital Limited [Member]	Dec. 31, 2012 Cooperative agreements about advertising business with Shengyue [Member]
Related Party Transaction [Line Items]
Durations for agreements					1 year 9 months
Unsecured loan to related parties	$ 470,000	$ 470,000	$ 0	$ 0
Interest rate, per year	3.00%

Related Party Transactions and Balances (Significant Related Parties Transactions) (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Advertising revenue received from related parties		$ 12,481,927		$ 8,076,155		$ 701,732
Promotion service fee paid to related parties		0		379,465		376,302
Convertible bond issued to related parties		0		50,000,000		0
Convertible bond redeemed from related parties		0		50,000,000		0
Companies under Common Control by Shanda [Member]
Related Party Transaction [Line Items]
Advertising revenue received from related parties		12,481,927		8,076,155		701,732
Promotion service fee paid to related parties		0		379,465		376,302
Interest expenses for loan from related parties		448,011		688,952		0
Shanda Computer (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan borrowing from related parties		0	[1]	0	[1]	1,565,290	[1]
Shanghai Shulong Computer Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan borrowing from related parties		0		6,832,012		0
Loan repayment to related parties		6,769,544		0		0
Shanghai Shulong Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan borrowing from related parties		0		6,503,884		3,030,711
Loan repayment to related parties		3,135,076		3,189,527		0
Shanda Games Limited [Member]
Related Party Transaction [Line Items]
Loan repayment from related parties		13,900,000		0		0
Loan to related parties		0		14,000,000		3,200,000
Loan interest income from related parties		246,178		108,019		0
Shanda Capital Limited [Member]
Related Party Transaction [Line Items]
Loan to related parties	470,000	470,000		0		0
Loan interest income from related parties		10,575		0		0
Shanda Media [Member]
Related Party Transaction [Line Items]
Convertible bond issued to related parties		0		50,000,000		0
Convertible bond redeemed from related parties		0		50,000,000		0
Interest expense of Convertible Bond issued to related parties		$ 0		$ 375,000		$ 0

[1]	Borrowing is not reflected in "other payables due to related parties" as the liability was incurred by the Company's formerly consolidated subsidiary Yisheng, which was deconsolidated in 2011 (Note 8). The loan was assumed by the acquiring parties of Yisheng and de-recognized upon deconsolidation.

Related Party Transactions and Balances (Accounts Receivable Balances Due from Related Parties) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Year-End Related Party Balances [Line Items]
Accounts receivable due from related parties	$ 4,399,037	$ 2,740,179
Shanghai Shengyue Advertising Co., Ltd. [Member]
Schedule of Year-End Related Party Balances [Line Items]
Accounts receivable due from related parties	4,333,797	2,649,385
Other companies under common control by Shanda [Member]
Schedule of Year-End Related Party Balances [Line Items]
Accounts receivable due from related parties	$ 65,240	$ 90,794

Related Party Transactions and Balances (Other Receivables Due from Related Parties) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Year-End Related Party Balances [Line Items]
Other receivables due from related parties	$ 6,096,783	$ 19,539,269
Shanda Games Limited [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other receivables due from related parties	3,389,567	17,308,019
Annual interest rate	3.00%	3.00%
Hurray! Media Co., Ltd. [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other receivables due from related parties	1,246,641	1,246,641
Seed Music Group Limited [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other receivables due from related parties	980,000	980,000
Annual interest rate	0.60%	0.60%
Shanda Capital Limited [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other receivables due from related parties	480,575	0
Annual interest rate	3.00%	3.00%
Other companies under common control by Shanda [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other receivables due from related parties	$ 0	$ 4,609

Related Party Transactions and Balances (Other Payables Due to Related Parties) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Year-End Related Party Balances [Line Items]
Other payables due to related parties	3,779,497	13,552,080
Minimum [Member]
Schedule of Year-End Related Party Balances [Line Items]
Annual interest rate	5.05%	5.05%
Maximum [Member]
Schedule of Year-End Related Party Balances [Line Items]
Annual interest rate	6.71%	6.71%
Shanghai Shulong Technology Co., Ltd. [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other payables due to related parties	3,404,497	6,345,068
Shanghai Shulong Computer Technology Co., Ltd. [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other payables due to related parties	0	6,832,012
Other related party [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other payables due to related parties	375,000	375,000

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2011 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2010 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2009 Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2012 Subsidiaries and VIEs in PRC [Member]
Income Tax [Line Items]
Corporate income tax rate	25.00%	25.00%	25.00%					25.00%
Tax loss carry forwards	$ 84,600,000	$ 73,800,000
Limited period for tax loss carry forwards	5 years
Valuation allowance				24,303,518	22,836,709	19,122,901	8,309,621
Liabilities for unrecognized tax benefits	$ 0	$ 0
Withholding income tax rate on dividends arising from profits of foreign invested enterprises under PRC EIT Law	10.00%

Income Taxes (Provision (benefit) for Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current income taxes from discontinued operations	$ 0	$ 0	$ 6,229
Deferred income taxes from discontinued operations	0	0	(31,813)
Current income taxes from continuing operations	0	0	0
Deferred income taxes from continuing operations	0	(99,479)	(41,172)
Total	$ 0	$ (99,479)	$ (66,756)

Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets (liabilities):
Cost and expense accruals	$ 1,754,349	$ 2,810,508
Revenue recognition	771,061	(173,502)
Less: valuation allowance	(2,525,410)	(2,637,006)
Current deferred tax assets, net	0	0
Non-current deferred tax assets (liabilities):
Depreciation and amortization	631,747	1,748,889
Net operating loss carry forwards	21,146,362	18,450,814
Less: valuation allowance	(21,778,109)	(20,199,703)
Non-current deferred tax assets, net	0	0
Intangible assets	(4,826,059)	(4,826,059)
Non-current deferred tax liabilities	$ (4,826,059)	$ (4,826,059)

Income Taxes (Reconciliation between Statutory Tax Rate and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Differential statutory tax rates	(4.70%)	(7.90%)	(3.30%)
Non-deductible expenses	(1.50%)	(7.90%)	0.40%
Change in valuation allowance	(18.80%)	(9.00%)	(22.00%)
Effective tax rate	0.00%	0.20%	0.10%

Income Taxes (Movement of Valuation Allowances) (Details) (Valuation Allowance of Deferred Tax Assets [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
At beginning of year	$ (22,836,709)	$ (19,122,901)	$ (8,309,621)
Acquisition of Ku6	0	0	(6,123,900)
Current year additions	(1,415,765)	(4,452,155)	(14,292,925)
Current year reversals	180,965	1,591,018	1,404,205
Transferred out due to disposal of WVAS and recorded music businesses	0	0	8,433,935
Effect of exchange rate changes	(232,009)	(852,671)	(234,595)
At end of year	$ (24,303,518)	$ (22,836,709)	$ (19,122,901)

Repurchase of Shares (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Former senior members of management and investment entity [Member]	Dec. 31, 2011 ADS [Member]	Dec. 31, 2012 ADS [Member] Maximum [Member]	Dec. 31, 2012 ADS [Member] Minimum [Member]	Dec. 31, 2012 ADS [Member] Unrelated third parties [Member]	Jul. 31, 2012 ADS [Member] Former senior members of management and investment entity [Member]	Jul. 13, 2012 ADS [Member] Former senior members of management and investment entity [Member]	Jul. 12, 2012 ADS [Member] Former senior members of management and investment entity [Member]	Jul. 31, 2012 Ordinary Shares [Member] Former senior members of management and investment entity [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized amount to repurchase					$ 3,200,000
Stock repurchased and immediately retired								99,585	79,717			269,409,276
Aggregate consideration of repurchased shares				$ 8,071,786				$ 97,695
Repurchase price per share								$ 0.98	$ 2.91			$ 0.0291
Share Price	$ 0.0106	$ 0.012	$ 0.0495			$ 3.3	$ 0.9
Repurchase agreement, approved date											Jul 12, 2012
Repurchase agreement, consummated date										Jul 13, 2012

Equity Compensation Plans (2004 Share Incentive Plan) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2005	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of ordinary shares	$ 0.0106	$ 0.012	$ 0.0495
2004 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term				10 years
Options outstanding	34,669,372	43,746,700	44,584,700		45,582,700
Total intrinsic value of options exercised in period	$ 0	$ 0	$ 0
2004 Share Incentive Plan [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
2004 Share Incentive Plan [Member] | Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years
2004 Share Incentive Plan [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares terminated and unavailable for future grant			185,550,800

Equity Compensation Plans (2004 Share Incentive Plan, Movements in Stock Options) (Details) (2004 Share Incentive Plan [Member], Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011 years	Dec. 31, 2010 years
2004 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Outstanding, Beginning balance	43,746,700	44,584,700	45,582,700
Options Outstanding, Granted	0	0	0
Options Outstanding, Exercised	0	(150,000)	(450,000)
Options Outstanding, Cancelled or Expired		(688,000)	(548,000)
Options Outstanding, Forfeited	(9,077,328)
Options Outstanding, Outstanding, Ending balance	34,669,372	43,746,700	44,584,700
Options Outstanding, Vested and expected to vest	34,669,372
Options Outstanding, Vested and exercisable	34,669,372
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.079	$ 0.08	$ 0.08
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 0	$ 0.025	$ 0.045
Weighted Average Exercise Price, Cancelled or Expired		$ 0.096	$ 0.113
Weighted Average Exercise Price, Forfeited	$ 0.025
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.094	$ 0.079	$ 0.08
Weighted Average Exercise Price, Vested and expected to vest	$ 0.094
Weighted Average Exercise Price, Vested and exercisable	$ 0.094
Weighted Average Remaining Contractual Life, Outstanding, Beginning balance	1.62	2.63	3.63
Weighted Average Remaining Contractual Life, Outstanding, Ending balance	0.89	1.62	2.63
Weighted Average Remaining Contractual Life, Vested and expected to vest	0.89
Weighted Average Remaining Contractual Life, Vested and exercisable	0.89
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 0	$ 226,985	$ 147,478
Aggregate Intrinsic Value, Outstanding, Ending balance	0	0	226,985
Aggregate Intrinsic Value, Vested and expected to vest	0
Aggregate Intrinsic Value, Vested and exercisable	$ 0

Equity Compensation Plans (2010 Equity Compensation Plan) (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 2010 Equity Compensation Plan [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member]	Dec. 31, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member]	Dec. 31, 2010 2010 Equity Compensation Plan [Member] Stock Options [Member]	Dec. 04, 2010 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors of the company [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors of the company [Member]	Dec. 31, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors of the company [Member]	Oct. 14, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management of the company [Member]	Aug. 23, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management of the company [Member]	Dec. 04, 2010 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management of the company [Member]	Dec. 04, 2010 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors and employees of the company [Member]	Aug. 23, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors [Member]	Feb. 24, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees, senior management and directors [Member]	Aug. 23, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors of the company [Member]	Feb. 24, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors of the company [Member]	Aug. 23, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management and employees of Shanda [Member]	Feb. 24, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Senior management and employees of Shanda [Member]	Aug. 28, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees of the company [Member]	Jul. 06, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees of the company [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors and employees [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors, senior management and employees of Shanda [Member]	Dec. 31, 2011 2010 Equity Compensation Plan [Member] Stock Options [Member] Directors, senior management and employees of Shanda [Member]	Dec. 31, 2012 2010 Equity Compensation Plan [Member] Stock Options [Member] Employees of Shanda [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance of options				698,381,300
Options, granted					28,500,000	393,143,000	516,750,000	516,750,000			21,000,000	112,000,000	272,850,000	243,900,000	162,500,000	62,000,000		15,000,000	9,000,000	35,500,000	53,000,000	28,500,000	147,643,000
Options, exercise price								$ 0.0568			$ 0.0188				$ 0.0227	$ 0.0392						$ 0.0116	$ 0.03083
Contractual term											6 years	6 years	7 years	6 years				6 years	6 years	6 years	6 years	6 years	6 years
Number of ordinary shares available for future grant					393,125,300
Award vesting period																								4 years
Percentage of options to vest on each of the first, second, third and fourth anniversaries of grant date																								25.00%
Share-based compensation expense									$ 463,753	$ 1,231,919															$ 350,761	$ 257,230
Market value of ordinary shares	$ 0.0106	$ 0.012	$ 0.0495		$ 0.0116		$ 0.08
Weighted average grant-date fair value of options granted in period					$ 0.0076	$ 0.0151	$ 0.0483
Number of options vested in period					51,464,000	27,142,500
Unrecognized compensation cost																	$ 1,870,000										$ 920,000
Weighted average period, unrecognized compensation cost to be recognized																	2 years 6 months

Equity Compensation Plans (2010 Equity Compensation Plan, Movements in Stock Options) (Details) (2010 Equity Compensation Plan [Member], Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011 years	Dec. 31, 2010 years
2010 Equity Compensation Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Outstanding, Beginning balance	402,826,000	516,750,000	0
Options Outstanding, Granted	28,500,000	393,143,000	516,750,000
Options Outstanding, Exercised	0	0	0
Options Outstanding, Cancelled or Expired		(507,067,000)	0
Options Outstanding, Forfeited	(126,070,000)
Options Outstanding, Outstanding, Ending balance	305,256,000	402,826,000	516,750,000
Options Outstanding, Vested and expected to vest	278,013,600
Options Outstanding, Vested and exercisable	76,314,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.0352	$ 0.0568	$ 0
Weighted Average Exercise Price, Granted	$ 0.0116	$ 0.0281	$ 0.0568
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Cancelled or Expired		$ 0.0517	$ 0
Weighted Average Exercise Price, Forfeited	$ 0.0367
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.0324	$ 0.0352	$ 0.0568
Weighted Average Exercise Price, Vested and expected to vest	$ 0.0314
Weighted Average Exercise Price, Vested and exercisable	$ 0.0324
Weighted Average Remaining Contractual Life, Outstanding, Beginning balance	5.47	6.46	0
Weighted Average Remaining Contractual Life, Outstanding, Ending balance	4.57	5.47	6.46
Weighted Average Remaining Contractual Life, Vested and expected to vest	4.61
Weighted Average Remaining Contractual Life, Vested and exercisable	4.57
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 0	$ 0	$ 0
Aggregate Intrinsic Value, Outstanding, Ending balance	0	0	0
Aggregate Intrinsic Value, Vested and expected to vest	0
Aggregate Intrinsic Value, Vested and exercisable	$ 0

Equity Compensation Plans (2010 Equity Compensation Plan, Fair Value Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)	$ 0.0106	$ 0.012	$ 0.0495
2010 Equity Compensation Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)	$ 0.0116		$ 0.08
Exercise price ($)	$ 0.0116		$ 0.0568
Expected volatility (%)	100.00%
Expected dividend yield (%)	0.00%	0.00%	0.00%
Expected term (years)	3 years 6 months
Risk-free interest rate (per annum) (%)	1.24%
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)		$ 0.0367
Exercise price ($)		$ 0.0392
Expected volatility (%)		82.00%	65.00%
Expected term (years)		5 years	5 years
Risk-free interest rate (per annum) (%)		1.99%	2.66%
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)		$ 0.0186
Exercise price ($)		$ 0.0188
Expected volatility (%)		75.00%	60.00%
Expected term (years)		3 years 6 months	4 years
Risk-free interest rate (per annum) (%)		1.27%	1.94%

Segment Information (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Number of Operating Segments	1

Net Loss Per Share (Details) (USD $)	8 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders from continuing operations		$ (9,491,138)	$ (49,343,907)	$ (52,858,278)
Net income attributable to Ku6 Media Co., Ltd. ordinary shareholders from discontinued operations	1,348,014	0	0	1,348,014
Net loss attributable to Ku6 Media Co., Ltd.		$ (9,491,138)	$ (49,343,907)	$ (51,510,264)
Ordinary Shares [Member]
Denominator:
Weighted-average shares outstanding for basic calculation		4,901,279,176	4,265,277,638	3,096,421,097
Dilutive effect of potential shares		0	0	0
Weighted-average shares outstanding for diluted calculation		4,901,279,176	4,265,277,638	3,096,421,097
Loss per share/ADS - basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted		$ 0	$ (0.01)	$ (0.02)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted		$ 0	$ 0	$ 0
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted		$ 0	$ (0.01)	$ (0.02)
ADS [Member]
Denominator:
Weighted-average shares outstanding for basic calculation		49,012,792	42,652,776	30,964,211
Dilutive effect of potential shares		0	0	0
Weighted-average shares outstanding for diluted calculation		49,012,792	42,652,776	30,964,211
Loss per share/ADS - basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted		$ (0.19)	$ (1.16)	$ (1.71)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted		$ 0	$ 0	$ 0.04
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per share - basic and diluted		$ (0.19)	$ (1.16)	$ (1.67)

Concentrations (Narrative) (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Shengyue [Member]	Dec. 31, 2011 Shengyue [Member]	Dec. 31, 2012 Shengyue [Member] Net revenues [Member] Dependence on related party revenue [Member]	Dec. 31, 2011 Shengyue [Member] Net revenues [Member] Dependence on related party revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage							88.00%	38.00%
Reversal adjustment	$ 2,300,000
Allowance for doubtful accounts	$ 2,172,972	$ 4,416,706	$ 2,437,179	$ 4,015,145	$ 0	$ 0

Concentrations (Schedule of Accounts Receivable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 2,240,058	$ 5,194,099
Allowance for doubtful accounts	(2,172,972)	(4,416,706)	(2,437,179)	(4,015,145)
Accounts receivable, net of allowance for doubtful accounts	$ 67,086	$ 777,393

Concentrations (Movement of Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement of allowance for doubtful accounts [abstract]
Balance at beginning of the year	$ 4,416,706	$ 2,437,179	$ 4,015,145
Acquisition of Ku6	0	0	101,484
Provisions	0	3,637,147	1,976,053
Reversed	(2,255,301)	(177,321)	(501,485)
Written off	0	0	(53,563)
Transferred out due to disposal of WVAS and recorded music businesses	0	0	(3,100,455)
Transferred out due to disposal of Yisheng	0	(1,480,299)	0
Translation difference	11,567	0	0
Balance at the end of the year	$ 2,172,972	$ 4,416,706	$ 2,437,179

Mainland China Contribution Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
Employee benefits of mainland china contribution plan	$ 1,609,711	$ 2,554,561	$ 3,660,438

Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 13, 2008 Ku6 Beijing Information [Member]	Jan. 20, 2012 Tianjin Ku6 Network Communication Technology Co., Ltd. ("Ku6 Network") [Member]	Oct. 10, 2012 Tianjin Ku6 Zheng Yuan Information Technology Co., Ltd. ("Tianjin Information") [Member]	Feb. 20, 2013 Beijing Ku6 Culture Media Co., Ltd. ("Ku6 Culture") [Member]
Commiments and Contingencies [Line Items]
Leasing expenses	$ 9,095,530	$ 10,614,276	$ 11,785,743
Accrued litigation provision	2,077,753	2,683,968
Restriction on foreign ownership in internet content and other value-added telecommunication service, maximum percentage	50.00%
Accruals for any additional losses related to unasserted claims or any other amounts	$ 0
Date of registration of equity pledge on completed				2008-11-13	2012-01-20	2012-10-10	2013-02-20

Commitments and Contingencies (Future Minimum Lease Payments under Non-cancellable Operating Lease Aggreements) (Details) (USD $)	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Within 1 year	$ 1,210,094
Between 1 and 2 years	1,352,190
Between 2 and 3 years	440,649
Between 3 and 4 years	0
Total	$ 3,002,933

Restricted Net Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
Portion of net after-tax income to be allocated to statutory general reserve fund prior to payment of dividends under PRC laws and regulations	10.00%
Restricted portion of consolidated net assets, amount	$ 52.7
Restricted portion of consolidated net assets, ratio	157.00%

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I BALANCE SHEET (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 13,070,987	$ 26,750,427	$ 27,294,819	$ 49,743,934
Prepaid expenses and other current assets	523,381	884,344
Total current assets	24,157,274	54,291,612
Total assets	56,170,162	88,790,260
Liabilities and shareholders' equity
Accrued expenses and other current liabilities	9,353,484	10,016,650
Total current liabilities	17,777,557	33,111,173
Shareholders' equity:
Ordinary shares ($0.00005 par value;12,000,000,000 shares authorized; 5,019,786,036 and 4,732,446,560 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	236,575	250,939
Additional paid-in capital	177,182,895	184,874,259
Accumulated deficit	(141,940,509)	(132,449,371)
Accumulated other comprehensive loss	(1,912,415)	(1,822,799)
Total Ku6 Media Co., Ltd. shareholders' equity	33,566,546	50,853,028
Total liabilities and equity	56,170,162	88,790,260
Ku6 Media Co., Ltd. [Member]
Assets
Cash and cash equivalents	5,219,295	7,754,457	11,048,500	23,760,844
Prepaid expenses and other current assets	312,174	434,230
Amount due from subsidiaries and variable interest entities	3,003,202	0
Amount due from related parties	6,096,800	19,534,641
Total current assets	14,631,471	27,723,328
Investments in subsidiaries	21,046,640	27,155,056
Total assets	35,678,111	54,878,384
Liabilities and shareholders' equity
Accrued expenses and other current liabilities	664,896	942,423
Amounts due to subsidiaries and variable interest entities	1,071,669	2,707,933
Amount due to related parties	375,000	375,000
Total current liabilities	2,111,565	4,025,356
Shareholders' equity:
Ordinary shares ($0.00005 par value;12,000,000,000 shares authorized; 5,019,786,036 and 4,732,446,560 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	236,575	250,939
Additional paid-in capital	177,182,895	184,874,259
Accumulated deficit	(141,940,509)	(132,449,371)
Accumulated other comprehensive loss	(1,912,415)	(1,822,799)
Total Ku6 Media Co., Ltd. shareholders' equity	33,566,546	50,853,028
Total liabilities and equity	$ 35,678,111	$ 54,878,384

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I BALANCE SHEET (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	12,000,000,000	12,000,000,000
Ordinary shares, issued	4,732,446,560	5,019,786,036
Ordinary shares, outstanding	4,732,446,560	5,019,786,036
Ku6 Media Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	12,000,000,000	12,000,000,000
Ordinary shares, issued	4,732,446,560	5,019,786,036
Ordinary shares, outstanding	4,732,446,560	5,019,786,036

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I STATEMENT OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
Product development	$ 1,972,160	$ 2,692,884	$ 0
Selling and marketing	1,688,740	11,817,758	16,195,539
General and administrative	6,819,998	23,401,769	13,507,701
Total operating expenses	10,480,898	37,912,411	29,703,240
Loss from operations	(10,968,303)	(49,570,484)	(53,606,620)
Interest income	619,716	169,854	57,464
Interest expense	(618,504)	(1,119,429)	(31,134)
Other income	1,728,538	1,294,135	3
Net loss	(9,491,138)	(49,343,907)	(51,510,264)
Ku6 Media Co., Ltd. [Member]
Operating expenses:
Product development	278,168	603,879	150,584
Selling and marketing	30,773	(31,880)	160,231
General and administrative	1,119,757	2,433,905	4,072,134
Total operating expenses	1,428,698	3,005,904	4,382,949
Loss from operations	(1,428,698)	(3,005,904)	(4,382,949)
Interest income	349,525	112,416	9,404
Interest expense	0	(375,000)	0
Other income	0	0	205,043
Foreign exchange loss	(15,589)	(9)	(38,767)
Equity in losses of subsidiaries	(8,396,376)	(46,075,410)	(47,302,995)
Net loss	$ (9,491,138)	$ (49,343,907)	$ (51,510,264)

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net loss	$ (9,491,138)	$ (49,343,907)	$ (51,510,264)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	463,753	1,231,919	607,164
Share-based compensation cost in relation to disposition of Yisheng	0	522,251	0
Prepaid expenses and other current assets	360,963	(1,519,380)	(796,237)
Amount due from related parties	(1,658,858)	(3,913,409)	(2,836,461)
Amounts due to related parties	132,037	461,247	1,408,305
Net cash used in operating activities	(8,086,138)	(39,174,796)	(29,569,898)
Investing activities:
Decrease of short-term investments	0	0	10,000,000
Proceeds from disposal of subsidiary	0	(111,597)	4,376,048
Repayment of loans to related parties under common control of Shanda	14,000,000	0	0
Net cash provided by (used in) investing activities	15,640,239	(25,712,350)	2,168,038
Financing activities:
Proceeds from exercise of options	0	3,750	20,350
Proceeds from issuance of ordinary shares to Shanda	0	50,000,000	0
Proceeds from issuance of Convertible Bond to Shanda	0	50,000,000	0
Cash paid for redemption of Convertible Bond to Shanda	0	(50,000,000)	0
Repurchase of ordinary shares	(8,169,481)	0	0
Net cash provided by (used in) financing activities	(21,222,221)	63,327,799	4,616,351
Effect of exchange rate changes on cash and cash equivalents	(11,320)	1,014,955	336,394
Net decrease in cash and cash equivalents	(13,679,440)	(544,392)	(22,449,115)
Cash and cash equivalents, beginning of year	26,750,427	27,294,819	49,743,934
Cash and cash equivalents, end of year	13,070,987	26,750,427	27,294,819
Ku6 Media Co., Ltd. [Member]
Operating activities:
Net loss	(9,491,138)	(49,343,907)	(51,510,264)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	463,753	1,231,919	1,891,931
Share-based compensation cost in relation to disposition of Yisheng	0	522,251	0
Equity in losses of subsidiaries	8,396,376	46,075,410	47,302,995
Prepaid expenses and other current assets	122,056	(193,214)	(106,581)
Amounts due from subsidiaries and variable interest entities	(1,645)	0	0
Amount due from related parties	(92,159)	(1,692,875)	(942,919)
Other payables and accruals	(277,527)	(323,956)	4,738
Amounts due to subsidiaries and variable interest entities	(4,013,840)	(77,833)	2,381
Amounts due to related parties	0	375,000	0
Net cash used in operating activities	(4,894,124)	(3,427,205)	(3,357,719)
Investing activities:
Decrease of short-term investments	0	0	10,000,000
Proceeds from disposal of subsidiary	0	0	37,243,901
Loan to subsidiaries	(3,001,557)	(5,762,569)	(53,418,876)
Loan to related parties	(470,000)	(14,108,019)	(3,200,000)
Repayment of loans to related parties under common control of Shanda	14,000,000	0	0
Investment in subsidiary	0	(30,000,000)	0
Net cash provided by (used in) investing activities	10,528,443	(49,870,588)	(9,374,975)
Financing activities:
Proceeds from exercise of options	0	3,750	20,350
Proceeds from issuance of ordinary shares to Shanda	0	50,000,000	0
Proceeds from issuance of Convertible Bond to Shanda	0	50,000,000	0
Cash paid for redemption of Convertible Bond to Shanda	0	(50,000,000)	0
Repurchase of ordinary shares	(8,169,481)	0	0
Net cash provided by (used in) financing activities	(8,169,481)	50,003,750	20,350
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net decrease in cash and cash equivalents	(2,535,162)	(3,294,043)	(12,712,344)
Cash and cash equivalents, beginning of year	7,754,457	11,048,500	23,760,844
Cash and cash equivalents, end of year	$ 5,219,295	$ 7,754,457	$ 11,048,500